BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.4%
ADVERTISING – 0.1%
Summer BC Bidco B LLC (1)	5.50	10/31/26	$5,000	$4,345

AEROSPACE/DEFENSE – 10.5%
Bombardier, Inc. (1)	6.00	02/15/28	15,000	12,984
Bombardier, Inc. (1)	7.13	06/15/26	15,000	13,968
Bombardier, Inc. (1)	7.45	05/01/34	15,000	13,050
Bombardier, Inc. (1)	7.50	12/01/24	15,000	14,715
Bombardier, Inc. (1)	7.50	03/15/25	25,000	24,402
Bombardier, Inc. (1)	7.88	04/15/27	40,000	37,136
Hexcel Corp.	4.20	02/15/27	10,000	9,708
Howmet Aerospace, Inc.	3.00	01/15/29	20,000	17,969
Howmet Aerospace, Inc.	5.13	10/01/24	25,000	25,209
Howmet Aerospace, Inc.	5.90	02/01/27	10,000	10,411
Howmet Aerospace, Inc.	5.95	02/01/37	10,000	9,936
Howmet Aerospace, Inc.	6.88	05/01/25	20,000	21,075
Moog, Inc. (1)	4.25	12/15/27	10,000	9,347
Rolls-Royce PLC (1)	3.63	10/14/25	35,000	33,186
Rolls-Royce PLC (1)	5.75	10/15/27	15,000	14,203
Spirit AeroSystems, Inc.	4.60	06/15/28	10,000	8,372
Spirit AeroSystems, Inc. (1)	5.50	01/15/25	15,000	14,958
Spirit AeroSystems, Inc. (1)	7.50	04/15/25	35,000	34,907
TransDigm, Inc.	4.63	01/15/29	60,000	54,070
TransDigm, Inc.	5.50	11/15/27	30,000	28,368
TransDigm, Inc. (1)	6.25	03/15/26	85,000	85,554
TransDigm, Inc.	6.38	06/15/26	25,000	24,903
TransDigm, Inc. (1)	8.00	12/15/25	40,000	41,499
Triumph Group, Inc. (1)	6.25	09/15/24	15,000	14,405
Triumph Group, Inc.	7.75	08/15/25	5,000	4,292
Triumph Group, Inc. (1)	8.88	06/01/24	10,000	10,355
				588,982
AIRLINES – 7.2%
Air Canada (1)	3.88	08/15/26	15,000	13,837
American Airlines Group, Inc. (1)	3.75	03/01/25	15,000	13,187
American Airlines, Inc. (1)	11.75	07/15/25	55,000	61,127
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (1)	5.50	04/20/26	65,000	64,016
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (1)	5.75	04/20/29	55,000	52,736
Delta Air Lines, Inc.	2.90	10/28/24	20,000	19,049
Delta Air Lines, Inc.	3.75	10/28/29	10,000	8,705
Delta Air Lines, Inc.	4.38	04/19/28	10,000	9,369
Delta Air Lines, Inc.	7.38	01/15/26	15,000	15,770

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AIRLINES – 7.2% (Continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (1)	5.75	01/20/26	$30,000	$29,206
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (1)	8.00	09/20/25	25,000	26,157
United Airlines Holdings, Inc.	4.88	01/15/25	25,000	23,942
United Airlines, Inc. (1)	4.38	04/15/26	25,000	24,036
United Airlines, Inc. (1)	4.63	04/15/29	45,000	41,517
				402,654
AUTO MANUFACTURERS – 0.3%
PM General Purchaser LLC (1)	9.50	10/01/28	20,000	17,411

AUTO PARTS & EQUIPMENT – 0.6%
Dornoch Debt Merger Sub, Inc. (1)	6.63	10/15/29	20,000	14,981
Titan International, Inc.	7.00	04/30/28	20,000	19,133
				34,114
BUILDING MATERIALS – 4.8%
Builders FirstSource, Inc. (1)	4.25	02/01/32	15,000	12,874
Builders FirstSource, Inc. (1)	5.00	03/01/30	25,000	23,193
Builders FirstSource, Inc. (1)	6.38	06/15/32	10,000	9,977
Cornerstone Building Brands, Inc. (1)	6.13	01/15/29	10,000	6,725
CP Atlas Buyer, Inc. (1)	7.00	12/01/28	15,000	11,850
Eco Material Technologies, Inc. (1)	7.88	01/31/27	10,000	8,908
Griffon Corp.	5.75	03/01/28	15,000	14,387
JELD-WEN, Inc. (1)	4.63	12/15/25	15,000	13,855
Louisiana-Pacific Corp. (1)	3.63	03/15/29	5,000	4,343
Masonite International Corp. (1)	3.50	02/15/30	10,000	8,618
MIWD Holdco II LLC/MIWD Finance Corp. (1)	5.50	02/01/30	15,000	12,718
New Enterprise Stone & Lime Co., Inc. (1)	5.25	07/15/28	15,000	13,108
Oscar AcquisitionCo LLC/Oscar Finance, Inc. (1)	9.50	04/15/30	15,000	12,269
PGT Innovations, Inc. (1)	4.38	10/01/29	10,000	9,047
SRM Escrow Issuer LLC (1)	6.00	11/01/28	15,000	13,953
Standard Industries, Inc./NJ (1)	3.38	01/15/31	15,000	12,230
Standard Industries, Inc./NJ (1)	4.38	07/15/30	30,000	26,248
Standard Industries, Inc./NJ (1)	4.75	01/15/28	25,000	23,814
Standard Industries, Inc./NJ (1)	5.00	02/15/27	20,000	19,212
Summit Materials LLC/Summit Materials Finance Corp. (1)	5.25	01/15/29	15,000	14,143
				271,472
CHEMICALS – 9.2%
Ashland LLC (1)	3.38	09/01/31	20,000	17,117
ASP Unifrax Holdings, Inc. (1)	5.25	09/30/28	15,000	12,629
ASP Unifrax Holdings, Inc. (1)	7.50	09/30/29	5,000	3,962
Axalta Coating Systems LLC (1)	3.38	02/15/29	15,000	13,095

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 9.2% (Continued)
Chemours Co. (1)	4.63	11/15/29	$20,000	$17,583
Chemours Co.	5.38	05/15/27	15,000	14,350
Chemours Co. (1)	5.75	11/15/28	15,000	14,331
Cornerstone Chemical Co. (1)	6.75	08/15/24	15,000	13,249
CVR Partners LP/CVR Nitrogen Finance Corp. (1)	6.13	06/15/28	10,000	9,114
Element Solutions, Inc. (1)	3.88	09/01/28	10,000	9,256
EverArc Escrow Sarl (1)	5.00	10/30/29	10,000	8,800
HB Fuller Co.	4.00	02/15/27	10,000	9,328
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (1)	9.00	07/01/28	10,000	7,956
Ingevity Corp. (1)	3.88	11/01/28	15,000	13,330
LSF11 A5 HoldCo LLC (1)	6.63	10/15/29	5,000	4,300
Mativ, Inc. (1)	6.88	10/01/26	20,000	17,649
NOVA Chemicals Corp. (1)	4.25	05/15/29	10,000	8,701
NOVA Chemicals Corp. (1)	4.88	06/01/24	20,000	19,610
NOVA Chemicals Corp. (1)	5.00	05/01/25	25,000	24,473
NOVA Chemicals Corp. (1)	5.25	06/01/27	15,000	14,420
Nufarm Australia Ltd./Nufarm Americas, Inc. (1)	5.00	01/27/30	10,000	8,515
Olin Corp.	5.13	09/15/27	20,000	19,269
Olin Corp.	5.63	08/01/29	25,000	24,036
Olympus Water US Holding Corp. (1)	4.25	10/01/28	15,000	12,722
Polar US Borrower LLC/Schenectady International Group, Inc. (1)	6.75	05/15/26	5,000	3,361
Rain CII Carbon LLC/CII Carbon Corp. (1)	7.25	04/01/25	15,000	14,216
Rayonier AM Products, Inc. (1)	7.63	01/15/26	10,000	8,976
SCIH Salt Holdings, Inc. (1)	4.88	05/01/28	35,000	30,483
SCIH Salt Holdings, Inc. (1)	6.63	05/01/29	10,000	8,485
SCIL IV LLC/SCIL USA Holdings LLC (1)	5.38	11/01/26	10,000	8,394
SPCM SA (1)	3.13	03/15/27	10,000	8,543
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (1)	5.38	09/01/25	15,000	12,978
Tronox, Inc. (1)	4.63	03/15/29	20,000	17,275
Valvoline, Inc. (1)	3.63	06/15/31	15,000	12,459
Valvoline, Inc. (1)	4.25	02/15/30	15,000	13,630
Venator Finance Sarl/Venator Materials LLC (1)	5.75	07/15/25	10,000	7,551
Vibrantz Technologies, Inc. (1)	9.00	02/15/30	10,000	7,298
WR Grace Holdings LLC (1)	4.88	06/15/27	10,000	9,588
WR Grace Holdings LLC (1)	5.63	08/15/29	40,000	33,860
				514,892
COAL – 0.3%
Peabody Energy Corp. (1)	6.38	03/31/25	2,000	1,949
SunCoke Energy, Inc. (1)	4.88	06/30/29	10,000	8,499
Warrior Met Coal, Inc. (1)	7.88	12/01/28	5,000	4,640
				15,088

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.8%
ADT Security Corp. (1)	4.13	08/01/29	$20,000	$18,045
ADT Security Corp. (1)	4.88	07/15/32	20,000	17,744
Adtalem Global Education, Inc. (1)	5.50	03/01/28	13,000	12,200
Ahern Rentals, Inc. (1)	7.38	05/15/23	15,000	11,483
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (1)	6.13	10/15/26	15,000	13,239
Allied Universal Holdco LLC/Allied Universal Finance Corp. (1)	6.00	06/01/29	35,000	26,991
Allied Universal Holdco LLC/Allied Universal Finance Corp. (1)	6.63	07/15/26	30,000	29,103
Allied Universal Holdco LLC/Allied Universal Finance Corp. (1)	9.75	07/15/27	30,000	27,546
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (1)	4.63	06/01/28	25,000	22,255
APi Escrow Corp. (1)	4.75	10/15/29	20,000	16,875
Aptim Corp. (1)	7.75	06/15/25	15,000	10,584
APX Group, Inc. (1)	5.75	07/15/29	25,000	20,913
APX Group, Inc. (1)	6.75	02/15/27	10,000	9,921
ASGN, Inc. (1)	4.63	05/15/28	10,000	9,292
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (1)	4.75	04/01/28	20,000	18,058
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (1)	5.38	03/01/29	15,000	13,702
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (1)	5.75	07/15/27	10,000	9,562
Brink’s Co. (1)	4.63	10/15/27	15,000	13,750
CoreLogic, Inc. (1)	4.50	05/01/28	10,000	7,738
Garda World Security Corp. (1)	4.63	02/15/27	15,000	13,558
Garda World Security Corp. (1)	6.00	06/01/29	10,000	7,898
Garda World Security Corp. (1)	9.50	11/01/27	20,000	18,884
Gartner, Inc. (1)	3.63	06/15/29	15,000	13,720
Gartner, Inc. (1)	3.75	10/01/30	15,000	13,811
Gartner, Inc. (1)	4.50	07/01/28	15,000	14,470
Grand Canyon University	4.13	10/01/24	10,000	9,578
Herc Holdings, Inc. (1)	5.50	07/15/27	20,000	20,051
Hertz Corp. (1)	4.63	12/01/26	10,000	8,917
Hertz Corp. (1)	5.00	12/01/29	20,000	17,145
NESCO Holdings II, Inc. (1)	5.50	04/15/29	10,000	8,698
Nielsen Finance LLC/Nielsen Finance Co. (1)	4.50	07/15/29	15,000	14,124
Nielsen Finance LLC/Nielsen Finance Co. (1)	4.75	07/15/31	10,000	9,518
Nielsen Finance LLC/Nielsen Finance Co. (1)	5.63	10/01/28	25,000	24,553
Nielsen Finance LLC/Nielsen Finance Co. (1)	5.88	10/01/30	20,000	19,656
PECF USS Intermediate Holding III Corp. (1)	8.00	11/15/29	10,000	8,048
Prime Security Services Borrower LLC/Prime Finance, Inc. (1)	3.38	08/31/27	45,000	41,149
Prime Security Services Borrower LLC/Prime Finance, Inc. (1)	5.75	04/15/26	30,000	30,536
Prime Security Services Borrower LLC/Prime Finance, Inc. (1)	6.25	01/15/28	10,000	9,191
Sabre GLBL, Inc. (1)	7.38	09/01/25	25,000	24,822
Sabre GLBL, Inc. (1)	9.25	04/15/25	15,000	15,280
Signal Parent, Inc. (1)	6.13	04/01/29	15,000	8,966

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.8% (Continued)
Sotheby’s (1)	7.38	10/15/27	$15,000	$14,471
TriNet Group, Inc. (1)	3.50	03/01/29	10,000	8,775
United Rentals North America, Inc.	3.75	01/15/32	10,000	8,802
United Rentals North America, Inc.	3.88	02/15/31	30,000	27,413
United Rentals North America, Inc.	4.00	07/15/30	15,000	13,819
United Rentals North America, Inc.	4.88	01/15/28	20,000	19,997
United Rentals North America, Inc.	5.25	01/15/30	25,000	25,309
United Rentals North America, Inc.	5.50	05/15/27	10,000	10,178
WASH Multifamily Acquisition, Inc. (1)	5.75	04/15/26	10,000	9,987
Williams Scotsman International, Inc. (1)	4.63	08/15/28	10,000	9,390
WW International, Inc. (1)	4.50	04/15/29	15,000	10,987
ZipRecruiter, Inc. (1)	5.00	01/15/30	10,000	8,947
				829,649
COMPUTERS – 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. (1)	6.00	11/01/29	10,000	8,439
Diebold Nixdorf, Inc.	8.50	04/15/24	15,000	7,243
Exela Intermediate LLC/Exela Finance, Inc. (1)	11.50	07/15/26	25,000	7,750
KBR, Inc. (1)	4.75	09/30/28	15,000	13,579
				37,011
DISTRIBUTION/WHOLESALE – 1.6%
American Builders & Contractors Supply Co., Inc. (1)	4.00	01/15/28	15,000	14,060
Avient Corp. (1)	5.75	05/15/25	20,000	20,130
BCPE Empire Holdings, Inc. (1)	7.63	05/01/27	10,000	8,750
H&E Equipment Services, Inc. (1)	3.88	12/15/28	20,000	17,394
KAR Auction Services, Inc. (1)	5.13	06/01/25	15,000	14,810
Resideo Funding, Inc. (1)	4.00	09/01/29	5,000	4,268
Wesco Aircraft Holdings, Inc. (1)	8.50	11/15/24	7,000	3,535
Wesco Aircraft Holdings, Inc. (1)	9.00	11/15/26	10,000	6,008
Wesco Aircraft Holdings, Inc. (1)	13.13	11/15/27	10,000	3,175
				92,130
DIVERSIFIED FINANCIAL SERVICES – 0.5%
VistaJet Malta Finance PLC/XO Management Holding, Inc. (1)	6.38	02/01/30	20,000	17,455
VistaJet Malta Finance PLC/XO Management Holding, Inc. (1)	7.88	05/01/27	10,000	9,223
				26,678
ELECTRIC – 0.3%
Pike Corp. (1)	5.50	09/01/28	20,000	17,166

ELECTRICAL COMPONENTS & EQUIPMENT – 1.5%
EnerSys (1)	4.38	12/15/27	20,000	18,382
WESCO Distribution, Inc. (1)	7.13	06/15/25	25,000	25,875

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 1.5% (Continued)
WESCO Distribution, Inc. (1)	7.25	06/15/28	$40,000	$41,492
				85,749
ELECTRONICS – 0.1%
Atkore, Inc. (1)	4.25	06/01/31	5,000	4,357

ENERGY-ALTERNATE SOURCES – 0.4%
Enviva Partners LP/Enviva Partners Finance Corp. (1)	6.50	01/15/26	25,000	24,822

ENGINEERING & CONSTRUCTION – 2.1%
AECOM	5.13	03/15/27	15,000	15,247
Artera Services LLC (1)	9.03	12/04/25	15,000	12,228
Brand Industrial Services, Inc. (1)	8.50	07/15/25	15,000	12,432
Dycom Industries, Inc. (1)	4.50	04/15/29	10,000	9,186
Fluor Corp.	4.25	09/15/28	10,000	9,196
Global Infrastructure Solutions, Inc. (1)	7.50	04/15/32	15,000	11,606
IEA Energy Services LLC (1)	6.63	08/15/29	10,000	9,911
Promontoria Holding 264 BV (1)	7.88	03/01/27	10,000	9,178
Railworks Holdings LP/Railworks Rally, Inc. (1)	8.25	11/15/28	5,000	4,447
TopBuild Corp. (1)	4.13	02/15/32	10,000	8,713
Tutor Perini Corp. (1)	6.88	05/01/25	10,000	8,926
Weekley Homes LLC/Weekley Finance Corp. (1)	4.88	09/15/28	10,000	8,241
				119,311
ENVIRONMENTAL CONTROL – 3.3%
Clean Harbors, Inc. (1)	4.88	07/15/27	15,000	14,916
Covanta Holding Corp. (1)	4.88	12/01/29	15,000	13,393
Covanta Holding Corp.	5.00	09/01/30	10,000	8,753
GFL Environmental, Inc. (1)	3.50	09/01/28	10,000	9,068
GFL Environmental, Inc. (1)	3.75	08/01/25	25,000	24,294
GFL Environmental, Inc. (1)	4.00	08/01/28	10,000	9,036
GFL Environmental, Inc. (1)	4.38	08/15/29	20,000	17,877
GFL Environmental, Inc. (1)	4.75	06/15/29	15,000	13,818
GFL Environmental, Inc. (1)	5.13	12/15/26	20,000	20,165
Madison IAQ LLC (1)	4.13	06/30/28	10,000	8,863
Madison IAQ LLC (1)	5.88	06/30/29	25,000	19,581
Stericycle, Inc. (1)	3.88	01/15/29	15,000	13,737
Waste Pro USA, Inc. (1)	5.50	02/15/26	10,000	9,261
				182,762
FOOD SERVICE – 1.7%
Aramark Services, Inc. (1)	5.00	04/01/25	35,000	34,947
Aramark Services, Inc. (1)	5.00	02/01/28	10,000	9,793

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD SERVICE – 1.7% (Continued)
Aramark Services, Inc. (1)	6.38	05/01/25	$35,000	$35,108
TKC Holdings, Inc. (1)	10.50	05/15/29	15,000	13,348
				93,196
FOREST PRODUCTS & PAPER – 1.0%
Clearwater Paper Corp. (1)	5.38	02/01/25	10,000	9,885
Domtar Corp. (1)	6.75	10/01/28	10,000	9,234
Glatfelter Corp. (1)	4.75	11/15/29	10,000	6,837
Mercer International, Inc.	5.13	02/01/29	15,000	14,078
Resolute Forest Products, Inc. (1)	4.88	03/01/26	5,000	4,945
Sylvamo Corp. (1)	7.00	09/01/29	10,000	9,253
				54,232
HOLDING COMPANIES-DIVERS – 0.3%
Stena International SA (1)	6.13	02/01/25	20,000	19,190

HOME BUILDERS – 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co. (1)	4.63	08/01/29	10,000	7,764
Beazer Homes USA, Inc.	7.25	10/15/29	10,000	9,144
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (1)	5.00	06/15/29	20,000	15,419
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (1)	6.25	09/15/27	15,000	13,519
Century Communities, Inc.	6.75	06/01/27	15,000	15,263
Installed Building Products, Inc. (1)	5.75	02/01/28	5,000	4,592
KB Home	4.00	06/15/31	5,000	4,218
KB Home	6.88	06/15/27	10,000	10,360
KB Home	7.25	07/15/30	15,000	15,094
LGI Homes, Inc. (1)	4.00	07/15/29	5,000	4,125
M/I Homes, Inc.	3.95	02/15/30	10,000	8,312
M/I Homes, Inc.	4.95	02/01/28	15,000	13,836
Mattamy Group Corp. (1)	4.63	03/01/30	25,000	20,156
Meritage Homes Corp. (1)	3.88	04/15/29	10,000	8,825
Meritage Homes Corp.	6.00	06/01/25	10,000	10,156
Shea Homes LP/Shea Homes Funding Corp. (1)	4.75	04/01/29	10,000	8,201
Taylor Morrison Communities, Inc. (1)	5.13	08/01/30	10,000	9,180
Taylor Morrison Communities, Inc. (1)	5.75	01/15/28	15,000	14,526
Taylor Morrison Communities, Inc. (1)	5.88	06/15/27	20,000	20,456
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88	06/15/24	10,000	10,079
Tri Pointe Homes, Inc.	5.70	06/15/28	10,000	9,581
				232,806
INTERNET – 1.6%
Uber Technologies, Inc. (1)	4.50	08/15/29	20,000	17,913

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.6% (Continued)
Uber Technologies, Inc. (1)	6.25	01/15/28	$35,000	$34,473
Uber Technologies, Inc. (1)	7.50	05/15/25	20,000	20,334
Uber Technologies, Inc. (1)	7.50	09/15/27	15,000	15,206
				87,926
IRON/STEEL – 3.4%
ATI, Inc.	4.88	10/01/29	15,000	12,854
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (1)	8.75	07/15/26	15,000	12,501
Big River Steel LLC/BRS Finance Corp. (1)	6.63	01/31/29	10,000	10,257
Carpenter Technology Corp.	6.38	07/15/28	10,000	9,309
Cleveland-Cliffs, Inc. (1)	4.63	03/01/29	15,000	14,022
Cleveland-Cliffs, Inc. (1)	4.88	03/01/31	15,000	13,959
Cleveland-Cliffs, Inc.	5.88	06/01/27	10,000	9,973
Cleveland-Cliffs, Inc. (1)	6.75	03/15/26	15,000	15,469
Commercial Metals Co.	4.13	01/15/30	10,000	8,785
Commercial Metals Co.	4.38	03/15/32	5,000	4,303
Mineral Resources Ltd. (1)	8.13	05/01/27	10,000	9,947
Mineral Resources Ltd. (1)	8.50	05/01/30	25,000	25,353
TMS International Corp./DE (1)	6.25	04/15/29	15,000	10,035
United States Steel Corp.	6.88	03/01/29	35,000	33,667
				190,434
LODGING – 0.1%
Arrow Bidco LLC (1)	9.50	03/15/24	5,000	5,024

MACHINERY-CONSTRUCTION & MINING – 0.5%
BWX Technologies, Inc. (1)	4.13	04/15/29	10,000	9,404
Terex Corp. (1)	5.00	05/15/29	10,000	8,937
Weir Group PLC (1)	2.20	05/13/26	10,000	8,861
				27,202
MACHINERY-DIVERSIFIED – 1.7%
GrafTech Finance, Inc. (1)	4.63	12/15/28	10,000	8,698
Mueller Water Products, Inc. (1)	4.00	06/15/29	10,000	9,128
OT Merger Corp. (1)	7.88	10/15/29	5,000	3,512
SPX FLOW, Inc. (1)	8.75	04/01/30	10,000	8,288
Titan Acquisition Ltd./Titan Co.-Borrower LLC (1)	7.75	04/15/26	20,000	17,951
TK Elevator US Newco, Inc. (1)	5.25	07/15/27	50,000	48,063
				95,640
MEDIA – 0.8%
Cengage Learning, Inc. (1)	9.50	06/15/24	20,000	18,967
McGraw-Hill Education, Inc. (1)	5.75	08/01/28	10,000	8,992
McGraw-Hill Education, Inc. (1)	8.00	08/01/29	20,000	16,847
				44,806

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
METAL FABRICATE/HARDWARE – 0.7%
Advanced Drainage Systems, Inc. (1)	6.38	06/15/30	$20,000	$20,181
Park-Ohio Industries, Inc.	6.63	04/15/27	15,000	12,001
Roller Bearing Co. of America, Inc. (1)	4.38	10/15/29	10,000	9,078
				41,260
MINING – 4.9%
Arconic Corp. (1)	6.00	05/15/25	10,000	10,098
Arconic Corp. (1)	6.13	02/15/28	20,000	20,040
Coeur Mining, Inc. (1)	5.13	02/15/29	15,000	10,105
Compass Minerals International, Inc. (1)	6.75	12/01/27	10,000	9,626
Constellium SE (1)	3.75	04/15/29	15,000	12,806
FMG Resources August 2006 Pty Ltd. (1)	4.38	04/01/31	20,000	17,392
FMG Resources August 2006 Pty Ltd. (1)	4.50	09/15/27	25,000	23,106
FMG Resources August 2006 Pty Ltd. (1)	5.13	05/15/24	20,000	20,196
FMG Resources August 2006 Pty Ltd. (1)	5.88	04/15/30	10,000	9,554
FMG Resources August 2006 Pty Ltd. (1)	6.13	04/15/32	15,000	14,292
Hecla Mining Co.	7.25	02/15/28	10,000	9,864
Hudbay Minerals, Inc. (1)	4.50	04/01/26	15,000	12,448
Hudbay Minerals, Inc. (1)	6.13	04/01/29	10,000	7,801
IAMGOLD Corp. (1)	5.75	10/15/28	10,000	5,823
JW Aluminum Continuous Cast Co. (1)	10.25	06/01/26	15,000	15,661
Kaiser Aluminum Corp. (1)	4.50	06/01/31	25,000	20,182
Novelis Corp. (1)	3.25	11/15/26	10,000	9,322
Novelis Corp. (1)	3.88	08/15/31	15,000	12,847
Novelis Corp. (1)	4.75	01/30/30	35,000	32,427
Taseko Mines Ltd. (1)	7.00	02/15/26	5,000	4,004
				277,594
MISCELLANEOUS MANUFACTURER – 1.6%
Amsted Industries, Inc. (1)	5.63	07/01/27	25,000	24,308
FXI Holdings, Inc. (1)	12.25	11/15/26	20,000	17,750
Hillenbrand, Inc.	5.75	06/15/25	30,000	30,559
LSB Industries, Inc. (1)	6.25	10/15/28	10,000	9,086
Trinity Industries, Inc.	4.55	10/01/24	10,000	9,834
				91,537
OFFICE FURNISHINGS – 0.3%
Interface, Inc. (1)	5.50	12/01/28	10,000	8,813
Steelcase, Inc.	5.13	01/18/29	10,000	9,566
				18,379
OFFICE/BUSINESS EQUIPMENT – 0.4%
Pitney Bowes, Inc. (1)	6.88	03/15/27	10,000	8,082
Pitney Bowes, Inc. (1)	7.25	03/15/29	15,000	11,813
				19,895

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 11.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (1)	3.25	09/01/28	$15,000	$13,947
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (1)	4.00	09/01/29	10,000	8,622
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (1)	6.00	06/15/27	20,000	20,601
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	4.13	08/15/26	10,000	8,877
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	5.25	04/30/25	20,000	19,126
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	5.25	08/15/27	30,000	22,911
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	5.25	08/15/27	20,000	15,274
Ball Corp.	2.88	08/15/30	40,000	34,506
Ball Corp.	3.13	09/15/31	10,000	8,785
Ball Corp.	4.00	11/15/23	25,000	24,970
Ball Corp.	5.25	07/01/25	20,000	20,272
Berry Global, Inc. (1)	5.63	07/15/27	10,000	10,108
Cascades, Inc./Cascades USA, Inc. (1)	5.38	01/15/28	10,000	9,011
Clydesdale Acquisition Holdings, Inc. (1)	6.63	04/15/29	10,000	10,112
Clydesdale Acquisition Holdings, Inc. (1)	8.75	04/15/30	25,000	23,906
Crown Americas LLC (1)	5.25	04/01/30	15,000	14,985
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	20,000	19,517
Graham Packaging Co., Inc. (1)	7.13	08/15/28	10,000	8,435
Graphic Packaging International LLC (1)	3.75	02/01/30	10,000	9,016
Graphic Packaging International LLC (1)	4.75	07/15/27	15,000	14,634
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.- Issuer LLC (1)	6.00	09/15/28	20,000	16,750
LABL, Inc. (1)	5.88	11/01/28	15,000	13,734
LABL, Inc. (1)	8.25	11/01/29	20,000	16,938
LABL, Inc. (1)	10.50	07/15/27	10,000	9,525
Mauser Packaging Solutions Holding Co. (1)	5.50	04/15/24	25,000	24,758
Mauser Packaging Solutions Holding Co. (1)	7.25	04/15/25	35,000	32,192
OI European Group BV (1)	4.75	02/15/30	25,000	20,999
Owens-Brockway Glass Container, Inc. (1)	5.88	08/15/23	15,000	15,018
Owens-Brockway Glass Container, Inc. (1)	6.63	05/13/27	10,000	9,634
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (1)	4.00	10/15/27	25,000	22,060
Sealed Air Corp. (1)	4.00	12/01/27	20,000	19,031
Sealed Air Corp. (1)	5.00	04/15/29	5,000	4,957
Sealed Air Corp. (1)	5.50	09/15/25	25,000	25,535
Silgan Holdings, Inc.	4.13	02/01/28	10,000	9,389
Trident TPI Holdings, Inc. (1)	9.25	08/01/24	5,000	4,613
TriMas Corp. (1)	4.13	04/15/29	15,000	13,318
Trivium Packaging Finance BV (1)	5.50	08/15/26	15,000	14,811

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 11.0% (Continued)
Trivium Packaging Finance BV (1)	8.50	08/15/27	$5,000	$23,941
				614,818
RETAIL – 3.1%
Beacon Roofing Supply, Inc. (1)	4.13	05/15/29	10,000	8,862
BlueLinx Holdings, Inc. (1)	6.00	11/15/29	5,000	4,058
Foundation Building Materials, Inc. (1)	6.00	03/01/29	5,000	3,853
LBM Acquisition LLC (1)	6.25	01/15/29	10,000	7,574
Park River Holdings, Inc. (1)	5.63	02/01/29	10,000	6,486
Park River Holdings, Inc. (1)	6.75	08/01/29	15,000	10,252
Patrick Industries, Inc. (1)	4.75	05/01/29	20,000	15,616
Specialty Building Products Holdings LLC/SBP Finance Corp. (1)	6.38	09/30/26	10,000	8,926
SRS Distribution, Inc. (1)	4.63	07/01/28	35,000	32,771
SRS Distribution, Inc. (1)	6.00	12/01/29	15,000	13,010
Staples, Inc. (1)	7.50	04/15/26	55,000	48,838
Staples, Inc. (1)	10.75	04/15/27	10,000	7,459
White Capital Buyer LLC (1)	6.88	10/15/28	10,000	8,473
				176,178
SOFTWARE – 0.9%
Camelot Finance SA (1)	4.50	11/01/26	10,000	9,581
Clarivate Science Holdings Corp. (1)	3.88	07/01/28	25,000	22,807
Clarivate Science Holdings Corp. (1)	4.88	07/01/29	10,000	8,870
Dun & Bradstreet Corp. (1)	5.00	12/15/29	10,000	9,336
				50,594
TELECOMMUNICATIONS – 0.3%
Intrado Corp. (1)	8.50	10/15/25	20,000	17,578

TRANSPORTATION – 0.7%
Carriage Purchaser, Inc. (1)	7.88	10/15/29	5,000	3,495
First Student Bidco, Inc./First Transit Parent, Inc. (1)	4.00	07/31/29	10,000	8,846
Watco Cos LLC/Watco Finance Corp. (1)	6.50	06/15/27	10,000	9,587
XPO CNW, Inc.	6.70	05/01/34	10,000	9,496
XPO Logistics, Inc. (1)	6.25	05/01/25	10,000	10,162
				41,586
TOTAL CORPORATE BONDS (Cost - $5,853,252)				5,468,468

SHORT TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
BNP Paribas, Paris	1.68	08/01/22	80,557	80,557
TOTAL SHORT TERM INVESTMENTS (Cost - $80,557)				80,557

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

Value
TOTAL INVESTMENTS – 98.8% (Cost - $5,933,809)	$5,549,025
OTHER ASSETS LESS LIABILITIES – 1.2%	65,718
NET ASSETS – 100.0%	$5,614,743

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2022, amounted to $4,523,511 and represented 80.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$5,468,468	$–	$5,468,468
Time Deposits	–	80,557	–	80,557
Total Investments	$–	$5,549,025	$–	$5,549,025

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.5%
ADVERTISING – 2.8%
Advantage Sales & Marketing, Inc. (1)	6.50	11/15/28	$10,000	$9,124
Clear Channel Outdoor Holdings, Inc. (1)	5.13	08/15/27	20,000	18,548
Clear Channel Outdoor Holdings, Inc. (1)	7.75	04/15/28	30,000	24,206
CMG Media Corp. (1)	8.88	12/15/27	10,000	8,027
Lamar Media Corp.	3.63	01/15/31	15,000	13,219
Lamar Media Corp.	3.75	02/15/28	15,000	14,128
National CineMedia LLC (1)	5.88	04/15/28	5,000	3,625
Stagwell Global LLC (1)	5.63	08/15/29	15,000	12,594
				103,471
COMMERCIAL SERVICES – 0.3%
Cimpress PLC (1)	7.00	06/15/26	5,000	4,185
Deluxe Corp. (1)	8.00	06/01/29	10,000	8,753
				12,938
COMPUTERS – 5.2%
Ahead DB Holdings LLC (1)	6.63	05/01/28	5,000	4,628
Booz Allen Hamilton, Inc. (1)	3.88	09/01/28	15,000	14,247
Condor Merger Sub, Inc. (1)	7.38	02/15/30	25,000	22,012
Crowdstrike Holdings, Inc.	3.00	02/15/29	10,000	9,149
NCR Corp. (1)	5.13	04/15/29	25,000	24,057
NCR Corp. (1)	5.25	10/01/30	10,000	9,662
NCR Corp. (1)	5.75	09/01/27	10,000	9,797
Presidio Holdings, Inc. (1)	4.88	02/01/27	10,000	9,644
Presidio Holdings, Inc. (1)	8.25	02/01/28	5,000	4,724
Seagate HDD Cayman	4.09	06/01/29	15,000	13,655
Seagate HDD Cayman	4.13	01/15/31	10,000	8,730
Seagate HDD Cayman	4.88	03/01/24	15,000	14,943
Seagate HDD Cayman	4.88	06/01/27	10,000	9,952
Seagate HDD Cayman	5.75	12/01/34	10,000	9,027
Unisys Corp. (1)	6.88	11/01/27	10,000	9,441
Vericast Corp. (1)	11.00	09/15/26	15,000	14,869
Virtusa Corp. (1)	7.13	12/15/28	5,000	4,007
				192,544
ELECTRONICS – 2.7%
II-VI, Inc. (1)	5.00	12/15/29	15,000	14,307
Imola Merger Corp. (1)	4.75	05/15/29	30,000	28,117
Sensata Technologies BV (1)	4.00	04/15/29	20,000	18,218
Sensata Technologies BV (1)	5.00	10/01/25	20,000	20,127
Sensata Technologies, Inc. (1)	3.75	02/15/31	10,000	8,703
TTM Technologies, Inc. (1)	4.00	03/01/29	10,000	8,849
				98,321

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.5%
Cellnex Finance Co. SA (1)	3.88	07/07/41	$5,000	$3,570
HTA Group Ltd./Mauritius (1)	7.00	12/18/25	15,000	13,318
				16,888
ENTERTAINMENT – 1.3%
Allen Media LLC/Allen Media Co.-Issuer, Inc. (1)	10.50	02/15/28	10,000	4,907
Lions Gate Capital Holdings LLC (1)	5.50	04/15/29	15,000	12,250
WMG Acquisition Corp. (1)	3.00	02/15/31	10,000	8,707
WMG Acquisition Corp. (1)	3.75	12/01/29	25,000	22,938
				48,802
INTERNET – 4.6%
ANGI Group LLC (1)	3.88	08/15/28	10,000	8,166
Arches Buyer, Inc. (1)	4.25	06/01/28	20,000	17,154
Cablevision Lightpath LLC (1)	3.88	09/15/27	10,000	8,902
Cars.com, Inc. (1)	6.38	11/01/28	10,000	8,709
Cogent Communications Group, Inc. (1)	3.50	05/01/26	10,000	9,444
Endurance International Group Holdings, Inc. (1)	6.00	02/15/29	10,000	7,330
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (1)	3.50	03/01/29	10,000	8,927
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (1)	5.25	12/01/27	10,000	9,768
ION Trading Technologies Sarl (1)	5.75	05/15/28	10,000	8,244
Match Group Holdings II LLC (1)	3.63	10/01/31	15,000	12,835
Match Group Holdings II LLC (1)	4.63	06/01/28	15,000	14,227
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. (1)	6.00	02/15/28	10,000	7,704
NortonLifeLock, Inc. (1)	5.00	04/15/25	15,000	14,959
TripAdvisor, Inc. (1)	7.00	07/15/25	10,000	9,989
Twitter, Inc. (1)	3.88	12/15/27	10,000	9,529
Twitter, Inc. (1)	5.00	03/01/30	15,000	14,501
				170,388
MACHINERY-CONSTRUCTION & MINING – 0.2%
Vertiv Group Corp. (1)	4.13	11/15/28	10,000	8,872

MEDIA – 39.1%
Altice Financing SA (1)	5.75	08/15/29	40,000	35,013
AMC Networks, Inc.	4.25	02/15/29	15,000	13,230
AMC Networks, Inc.	4.75	08/01/25	15,000	14,417
Audacy Capital Corp. (1)	6.75	03/31/29	15,000	7,273
Cable One, Inc. (1)	4.00	11/15/30	10,000	8,903
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.25	02/01/31	40,000	34,759
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.25	01/15/34	25,000	20,713
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.50	08/15/30	35,000	31,172
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	45,000	38,972
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.50	06/01/33	25,000	21,186

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 39.1% (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.75	03/01/30	$40,000	$36,456
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.75	02/01/32	20,000	17,710
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.00	02/01/28	35,000	33,839
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.13	05/01/27	45,000	44,144
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.38	06/01/29	25,000	23,869
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.50	05/01/26	15,000	15,128
CSC Holdings LLC (1)	3.38	02/15/31	15,000	12,034
CSC Holdings LLC (1)	4.13	12/01/30	20,000	17,054
CSC Holdings LLC (1)	4.50	11/15/31	30,000	25,574
CSC Holdings LLC (1)	4.63	12/01/30	35,000	26,680
CSC Holdings LLC	5.25	06/01/24	15,000	14,867
CSC Holdings LLC (1)	5.50	04/15/27	20,000	19,395
CSC Holdings LLC (1)	5.75	01/15/30	35,000	28,371
CSC Holdings LLC (1)	6.50	02/01/29	20,000	19,362
CSC Holdings LLC (1)	7.50	04/01/28	20,000	18,414
Cumulus Media New Holdings, Inc. (1)	6.75	07/01/26	10,000	8,947
Diamond Sports Group LLC/Diamond Sports Finance Co.	5.38	08/15/26	39,000	8,629
Diamond Sports Group LLC/Diamond Sports Finance Co. (1)	6.63	08/15/27	20,000	1,900
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. (1)	5.88	08/15/27	50,000	46,668
DISH DBS Corp.	5.13	06/01/29	20,000	13,100
DISH DBS Corp. (1)	5.25	12/01/26	40,000	34,675
DISH DBS Corp. (1)	5.75	12/01/28	40,000	32,525
DISH DBS Corp.	5.88	11/15/24	30,000	27,687
DISH DBS Corp.	7.38	07/01/28	15,000	10,733
DISH DBS Corp.	7.75	07/01/26	25,000	20,820
Gannett Holdings LLC (1)	6.00	11/01/26	5,000	4,250
GCI LLC (1)	4.75	10/15/28	10,000	9,127
Gray Escrow II, Inc. (1)	5.38	11/15/31	15,000	13,274
Gray Television, Inc. (1)	4.75	10/15/30	15,000	12,931
Gray Television, Inc. (1)	5.88	07/15/26	20,000	19,901
iHeartCommunications, Inc. (1)	5.25	08/15/27	20,000	18,314
iHeartCommunications, Inc.	8.38	05/01/27	30,000	27,178
LCPR Senior Secured Financing DAC (1)	6.75	10/15/27	30,000	29,209
News Corp. (1)	3.88	05/15/29	10,000	9,246
News Corp. (1)	5.13	02/15/32	10,000	9,562
Nexstar Media, Inc. (1)	5.63	07/15/27	35,000	35,154
Paramount Global	6.25	02/28/57	10,000	9,317
Paramount Global	6.38	03/30/62	15,000	14,202
Radiate Holdco LLC/Radiate Finance, Inc. (1)	4.50	09/15/26	15,000	13,900
Radiate Holdco LLC/Radiate Finance, Inc. (1)	6.50	09/15/28	15,000	11,938
Scripps Escrow II, Inc. (1)	5.38	01/15/31	15,000	12,582
Scripps Escrow, Inc. (1)	5.88	07/15/27	10,000	9,596

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 39.1% (Continued)
Sinclair Television Group, Inc. (1)	4.13	12/01/30	$15,000	$12,774
Sinclair Television Group, Inc. (1)	5.13	02/15/27	10,000	8,949
Sirius XM Radio, Inc. (1)	3.13	09/01/26	20,000	18,903
Sirius XM Radio, Inc. (1)	3.88	09/01/31	20,000	17,424
Sirius XM Radio, Inc. (1)	4.00	07/15/28	25,000	23,258
Sirius XM Radio, Inc. (1)	4.13	07/01/30	20,000	18,084
Sirius XM Radio, Inc. (1)	5.00	08/01/27	20,000	19,872
Sirius XM Radio, Inc. (1)	5.50	07/01/29	25,000	24,597
Spanish Broadcasting System, Inc. (1)	9.75	03/01/26	5,000	4,013
TEGNA, Inc. (1)	4.75	03/15/26	15,000	14,910
TEGNA, Inc.	5.00	09/15/29	20,000	19,592
Townsquare Media, Inc. (1)	6.88	02/01/26	10,000	9,194
Univision Communications, Inc. (1)	4.50	05/01/29	15,000	13,584
Univision Communications, Inc. (1)	5.13	02/15/25	25,000	24,342
Univision Communications, Inc. (1)	6.63	06/01/27	20,000	20,078
Univision Communications, Inc. (1)	7.38	06/30/30	10,000	10,138
UPC Broadband Finco BV (1)	4.88	07/15/31	20,000	17,728
Urban One, Inc. (1)	7.38	02/01/28	10,000	8,476
Videotron Ltd. (1)	3.63	06/15/29	10,000	8,738
Videotron Ltd. (1)	5.38	06/15/24	15,000	15,075
Virgin Media Finance PLC (1)	5.00	07/15/30	25,000	21,235
Virgin Media Secured Finance PLC (1)	5.50	05/15/29	30,000	28,555
VZ Secured Financing BV (1)	5.00	01/15/32	25,000	22,333
Ziggo Bond Co. BV (1)	6.00	01/15/27	10,000	9,644
Ziggo BV (1)	4.88	01/15/30	15,000	13,887
				1,449,283
OFFICE/BUSINESS EQUIPMENT – 0.7%
Xerox Corp.	4.80	03/01/35	10,000	7,702
Xerox Holdings Corp. (1)	5.00	08/15/25	10,000	9,678
Xerox Holdings Corp. (1)	5.50	08/15/28	10,000	8,924
				26,304
SEMICONDUCTORS – 1.2%
Amkor Technology, Inc. (1)	6.63	09/15/27	10,000	9,968
Entegris Escrow Corp. (1)	5.95	06/15/30	15,000	14,907
Entegris, Inc. (1)	3.63	05/01/29	10,000	8,885
ON Semiconductor Corp. (1)	3.88	09/01/28	10,000	9,273
				43,033
SOFTWARE – 6.4%
Boxer Parent Co., Inc. (1)	7.13	10/02/25	15,000	14,724
Central Parent, Inc./Central Merger Sub, Inc. (1)	7.25	06/15/29	10,000	10,177
Elastic NV (1)	4.13	07/15/29	10,000	8,916
Fair Isaac Corp. (1)	4.00	06/15/28	15,000	14,026

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 6.4% (Continued)
MicroStrategy, Inc. (1)	6.13	06/15/28	$10,000	$8,701
Open Text Corp. (1)	3.88	12/01/29	25,000	22,559
Open Text Holdings, Inc. (1)	4.13	02/15/30	20,000	18,528
Playtika Holding Corp. (1)	4.25	03/15/29	10,000	8,982
PTC, Inc. (1)	3.63	02/15/25	15,000	14,643
Rackspace Technology Global, Inc. (1)	3.50	02/15/28	10,000	8,280
Rackspace Technology Global, Inc. (1)	5.38	12/01/28	7,000	5,161
ROBLOX Corp. (1)	3.88	05/01/30	15,000	13,171
Rocket Software, Inc. (1)	6.50	02/15/29	10,000	7,236
Skillz, Inc. (1)	10.25	12/15/26	5,000	3,078
SS&C Technologies, Inc. (1)	5.50	09/30/27	30,000	29,628
Twilio, Inc.	3.63	03/15/29	7,000	6,175
Twilio, Inc.	3.88	03/15/31	5,000	4,436
Veritas US, Inc./Veritas Bermuda Ltd. (1)	7.50	09/01/25	25,000	21,167
Ziff Davis, Inc. (1)	4.63	10/15/30	10,000	9,186
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (1)	3.88	02/01/29	10,000	8,962
				237,736
TELECOMMUNICATIONS – 32.5%
Altice France Holding SA (1)	6.00	02/15/28	20,000	15,495
Altice France Holding SA (1)	10.50	05/15/27	20,000	18,948
Altice France SA/France (1)	5.13	07/15/29	45,000	38,577
Altice France SA/France (1)	5.50	01/15/28	20,000	17,682
Altice France SA/France (1)	5.50	10/15/29	25,000	21,531
Altice France SA/France (1)	8.13	02/01/27	25,000	24,722
Avaya, Inc. (1)	6.13	09/15/28	15,000	7,085
British Telecommunications PLC (1)	4.88	11/23/81	10,000	8,447
C&W Senior Financing DAC (1)	6.88	09/15/27	25,000	22,360
CommScope Technologies LLC (1)	5.00	03/15/27	15,000	12,372
CommScope Technologies LLC (1)	6.00	06/15/25	20,000	18,523
CommScope, Inc. (1)	4.75	09/01/29	20,000	17,438
CommScope, Inc. (1)	6.00	03/01/26	20,000	19,471
CommScope, Inc. (1)	8.25	03/01/27	15,000	13,090
Connect Finco Sarl/Connect US Finco LLC (1)	6.75	10/01/26	30,000	29,381
Consolidated Communications, Inc. (1)	6.50	10/01/28	15,000	12,938
Embarq Corp.	8.00	06/01/36	20,000	16,506
Frontier Communications Holdings LLC (1)	5.00	05/01/28	40,000	37,655
Frontier Communications Holdings LLC (1)	5.88	10/15/27	20,000	19,751
Frontier Communications Holdings LLC (1)	6.00	01/15/30	25,000	21,063
Frontier Communications Holdings LLC (1)	8.75	05/15/30	15,000	15,952
GoTo Group, Inc. (1)	5.50	09/01/27	15,000	10,986
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	19,498
Iliad Holding SASU (1)	6.50	10/15/26	30,000	28,835

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 32.5% (Continued)
Intelsat Jackson Holdings SA (1)	6.50	03/15/30	$40,000	$37,080
Level 3 Financing, Inc. (1)	3.75	07/15/29	25,000	20,753
Level 3 Financing, Inc. (1)	4.25	07/01/28	25,000	21,873
Level 3 Financing, Inc.	5.38	05/01/25	25,000	25,065
Lumen Technologies, Inc. (1)	4.00	02/15/27	20,000	18,451
Lumen Technologies, Inc. (1)	4.50	01/15/29	15,000	11,930
Lumen Technologies, Inc. (1)	5.13	12/15/26	15,000	13,705
Lumen Technologies, Inc. (1)	5.38	06/15/29	15,000	12,561
Lumen Technologies, Inc.	7.50	04/01/24	30,000	30,846
Lumen Technologies, Inc.	7.60	09/15/39	15,000	12,135
Millicom International Cellular SA (1)	4.50	04/27/31	10,000	8,200
Millicom International Cellular SA (1)	6.25	03/25/29	13,500	12,858
Nokia OYJ	6.63	05/15/39	10,000	10,320
Plantronics, Inc. (1)	4.75	03/01/29	10,000	10,086
Sprint Capital Corp.	6.88	11/15/28	35,000	39,335
Sprint Capital Corp.	8.75	03/15/32	25,000	32,419
Sprint Corp.	7.13	06/15/24	35,000	36,721
Sprint Corp.	7.63	02/15/25	20,000	21,374
Sprint Corp.	7.63	03/01/26	35,000	38,214
Sprint Corp.	7.88	09/15/23	50,000	51,906
Switch Ltd. (1)	3.75	09/15/28	15,000	15,029
Telecom Italia Capital SA	6.00	09/30/34	25,000	19,756
Telecom Italia Capital SA	7.20	07/18/36	5,000	4,161
Telecom Italia Capital SA	7.72	06/04/38	25,000	20,817
Telecom Italia SpA/Milano (1)	5.30	05/30/24	25,000	24,341
Telesat Canada/Telesat LLC (1)	5.63	12/06/26	10,000	6,409
Telesat Canada/Telesat LLC (1)	6.50	10/15/27	10,000	4,174
United States Cellular Corp.	6.70	12/15/33	10,000	9,953
Viasat, Inc. (1)	5.63	09/15/25	10,000	8,829
Viasat, Inc. (1)	5.63	04/15/27	10,000	9,446
Viavi Solutions, Inc. (1)	3.75	10/01/29	10,000	8,824
Vmed O2 UK Financing I PLC (1)	4.25	01/31/31	15,000	13,171
Vmed O2 UK Financing I PLC (1)	4.75	07/15/31	20,000	18,124
Vodafone Group PLC	3.25	06/04/81	15,000	13,375
Vodafone Group PLC	4.13	06/04/81	15,000	12,178
Vodafone Group PLC	5.13	06/04/81	10,000	7,630
Vodafone Group PLC	7.00	04/04/79	25,000	26,342
Windstream Escrow LLC/Windstream Escrow Finance Corp. (1)	7.75	08/15/28	20,000	17,959
Zayo Group Holdings, Inc. (1)	4.00	03/01/27	20,000	17,555
Zayo Group Holdings, Inc. (1)	6.13	03/01/28	15,000	11,664
				1,203,875
TOTAL CORPORATE BONDS (Cost - $3,881,679)				3,612,455

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
JP Morgan Chase, New York	1.68	08/01/22	$40,796	$40,796
TOTAL SHORT-TERM INVESTMENTS (Cost - $40,796)				40,796

TOTAL INVESTMENTS – 98.6% (Cost - $3,922,475)				$3,653,251
OTHER ASSETS LESS LIABILITIES – 1.4%				52,452
NET ASSETS – 100.0%				$3,705,703

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2022, amounted to $2,820,044 and represented 76.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$3,612,455	$–	$3,612,455
Time Deposits	–	40,796	–	40,796
Total Investments	$–	$3,653,251	$–	$3,653,251

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
BIOTECHNOLOGY – 0.7%
Emergent BioSolutions, Inc. (1)	3.88	08/15/28	$20,000	$15,241
Grifols Escrow Issuer SA (1)	4.75	10/15/28	40,000	35,508
				50,749
COMMERCIAL SERVICES – 7.1%
AMN Healthcare, Inc. (1)	4.00	04/15/29	15,000	13,626
AMN Healthcare, Inc. (1)	4.63	10/01/27	45,000	43,182
Carriage Services, Inc. (1)	4.25	05/15/29	20,000	17,426
HealthEquity, Inc. (1)	4.50	10/01/29	35,000	32,641
MPH Acquisition Holdings LLC (1)	5.50	09/01/28	80,000	74,590
MPH Acquisition Holdings LLC (1)	5.75	11/01/28	70,000	59,694
Service Corp. International/US	3.38	08/15/30	55,000	48,995
Service Corp. International/US	4.00	05/15/31	50,000	46,105
Service Corp. International/US	4.63	12/15/27	35,000	34,576
Service Corp. International/US	5.13	06/01/29	35,000	35,048
StoneMor, Inc. (1)	8.50	05/15/29	20,000	17,551
Team Health Holdings, Inc. (1)	6.38	02/01/25	40,000	27,370
Verscend Escrow Corp. (1)	9.75	08/15/26	60,000	60,436
				511,240
HEALTHCARE-PRODUCTS – 8.9%
Avantor Funding, Inc. (1)	3.88	11/01/29	45,000	41,524
Avantor Funding, Inc. (1)	4.63	07/15/28	100,000	96,511
Hologic, Inc. (1)	3.25	02/15/29	40,000	36,350
Hologic, Inc. (1)	4.63	02/01/28	40,000	39,106
Medline Borrower LP (1)	3.88	04/01/29	250,000	226,293
Medline Borrower LP (1)	5.25	10/01/29	155,000	140,263
Teleflex, Inc. (1)	4.25	06/01/28	30,000	28,324
Teleflex, Inc.	4.63	11/15/27	35,000	34,475
				642,846
HEALTHCARE-SERVICES – 52.8%
Acadia Healthcare Co., Inc. (1)	5.50	07/01/28	50,000	49,450
AHP Health Partners, Inc. (1)	5.75	07/15/29	15,000	11,166
Air Methods Corp. (1)	8.00	05/15/25	20,000	13,356
Akumin Escrow, Inc. (1)	7.50	08/01/28	25,000	18,774
Akumin, Inc. (1)	7.00	11/01/25	20,000	16,588
Cano Health LLC (1)	6.25	10/01/28	15,000	13,467
Catalent Pharma Solutions, Inc. (1)	3.13	02/15/29	40,000	35,506
Catalent Pharma Solutions, Inc. (1)	3.50	04/01/30	35,000	31,351
Catalent Pharma Solutions, Inc. (1)	5.00	07/15/27	25,000	25,058
Centene Corp.	2.45	07/15/28	120,000	107,678
Centene Corp.	2.50	03/01/31	135,000	116,016

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 52.8% (Continued)
Centene Corp.	2.63	08/01/31	$80,000	$68,318
Centene Corp.	3.00	10/15/30	125,000	111,721
Centene Corp.	3.38	02/15/30	125,000	113,763
Centene Corp.	4.25	12/15/27	145,000	142,725
Centene Corp.	4.63	12/15/29	210,000	207,462
Charles River Laboratories International, Inc. (1)	3.75	03/15/29	40,000	36,964
Charles River Laboratories International, Inc. (1)	4.00	03/15/31	35,000	32,068
Charles River Laboratories International, Inc. (1)	4.25	05/01/28	20,000	19,580
CHS/Community Health Systems, Inc. (1)	4.75	02/15/31	60,000	48,458
CHS/Community Health Systems, Inc. (1)	5.25	05/15/30	100,000	84,268
CHS/Community Health Systems, Inc. (1)	5.63	03/15/27	110,000	98,130
CHS/Community Health Systems, Inc. (1)	6.00	01/15/29	55,000	48,138
CHS/Community Health Systems, Inc. (1)	6.13	04/01/30	85,000	45,672
CHS/Community Health Systems, Inc. (1)	6.88	04/15/29	125,000	69,714
CHS/Community Health Systems, Inc. (1)	8.00	03/15/26	110,000	105,451
CHS/Community Health Systems, Inc. (1)	8.00	12/15/27	65,000	61,934
DaVita, Inc. (1)	3.75	02/15/31	95,000	72,425
DaVita, Inc. (1)	4.63	06/01/30	160,000	131,506
Encompass Health Corp.	4.50	02/01/28	45,000	41,738
Encompass Health Corp.	4.63	04/01/31	25,000	22,474
Encompass Health Corp.	4.75	02/01/30	50,000	46,220
Encompass Health Corp.	5.75	09/15/25	30,000	30,103
Envision Healthcare Corp. (1)	8.75	10/15/26	40,000	13,477
Global Medical Response, Inc. (1)	6.50	10/01/25	25,000	23,254
Hadrian Merger Sub, Inc. (1)	8.50	05/01/26	15,000	14,276
IQVIA, Inc. (1)	5.00	10/15/26	55,000	54,913
IQVIA, Inc. (1)	5.00	05/15/27	75,000	75,209
Legacy LifePoint Health LLC (1)	4.38	02/15/27	50,000	44,462
Legacy LifePoint Health LLC (1)	6.75	04/15/25	30,000	29,409
LifePoint Health, Inc. (1)	5.38	01/15/29	15,000	11,610
ModivCare Escrow Issuer, Inc. (1)	5.00	10/01/29	35,000	32,068
ModivCare, Inc. (1)	5.88	11/15/25	15,000	14,649
Molina Healthcare, Inc. (1)	3.88	11/15/30	55,000	50,879
Molina Healthcare, Inc. (1)	3.88	05/15/32	35,000	32,200
Molina Healthcare, Inc. (1)	4.38	06/15/28	40,000	38,590
Pediatrix Medical Group, Inc. (1)	5.38	02/15/30	20,000	18,481
Prime Healthcare Services, Inc. (1)	7.25	11/01/25	60,000	52,914
Radiology Partners, Inc. (1)	9.25	02/01/28	50,000	36,902
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (1)	9.75	12/01/26	95,000	89,606
RP Escrow Issuer LLC (1)	5.25	12/15/25	35,000	31,506
Select Medical Corp. (1)	6.25	08/15/26	80,000	80,218

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 52.8% (Continued)
Surgery Center Holdings, Inc. (1)	10.00	04/15/27	$40,000	$40,820
Syneos Health, Inc. (1)	3.63	01/15/29	35,000	31,369
Tenet Healthcare Corp. (1)	4.25	06/01/29	85,000	79,229
Tenet Healthcare Corp. (1)	4.38	01/15/30	85,000	79,137
Tenet Healthcare Corp.	4.63	07/15/24	75,000	75,038
Tenet Healthcare Corp. (1)	4.63	09/01/24	40,000	39,617
Tenet Healthcare Corp. (1)	4.63	06/15/28	65,000	61,440
Tenet Healthcare Corp. (1)	4.88	01/01/26	115,000	113,413
Tenet Healthcare Corp. (1)	5.13	11/01/27	75,000	74,058
Tenet Healthcare Corp. (1)	6.13	10/01/28	145,000	141,544
Tenet Healthcare Corp. (1)	6.13	06/15/30	85,000	85,981
Tenet Healthcare Corp. (1)	6.25	02/01/27	95,000	96,267
Tenet Healthcare Corp.	6.88	11/15/31	10,000	9,662
US Acute Care Solutions LLC (1)	6.38	03/01/26	40,000	37,313
US Renal Care, Inc. (1)	10.63	07/15/27	30,000	14,025
				3,800,778
PHARMACEUTICALS – 25.1%
180 Medical, Inc. (1)	3.88	10/15/29	20,000	18,207
AdaptHealth LLC (1)	4.63	08/01/29	30,000	26,888
AdaptHealth LLC (1)	5.13	03/01/30	35,000	32,157
AdaptHealth LLC (1)	6.13	08/01/28	15,000	14,216
Bausch Health Americas, Inc. (1)	8.50	01/31/27	95,000	60,334
Bausch Health Americas, Inc. (1)	9.25	04/01/26	60,000	41,910
Bausch Health Cos, Inc. (1)	4.88	06/01/28	115,000	91,951
Bausch Health Cos, Inc. (1)	5.00	01/30/28	75,000	40,173
Bausch Health Cos, Inc. (1)	5.00	02/15/29	50,000	25,441
Bausch Health Cos, Inc. (1)	5.25	01/30/30	70,000	36,184
Bausch Health Cos, Inc. (1)	5.25	02/15/31	55,000	28,351
Bausch Health Cos, Inc. (1)	5.50	11/01/25	115,000	102,776
Bausch Health Cos, Inc. (1)	5.75	08/15/27	20,000	16,680
Bausch Health Cos, Inc. (1)	6.13	02/01/27	55,000	46,999
Bausch Health Cos, Inc. (1)	6.25	02/15/29	90,000	48,313
Bausch Health Cos, Inc. (1)	7.00	01/15/28	60,000	33,400
Bausch Health Cos, Inc. (1)	7.25	05/30/29	50,000	27,298
Bausch Health Cos, Inc. (1)	9.00	12/15/25	100,000	72,849
Cheplapharm Arzneimittel GmbH (1)	5.50	01/15/28	20,000	18,182
Elanco Animal Health, Inc.	5.77	08/28/23	10,000	10,278
Elanco Animal Health, Inc.	6.40	08/28/28	45,000	46,238
Embecta Corp. (1)	5.00	02/15/30	30,000	26,404
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (1)	6.00	06/30/28	60,000	4,050
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (1)	9.50	07/31/27	35,000	8,575
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. (1)	6.13	04/01/29	75,000	60,392

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 25.1% (Continued)
Horizon Therapeutics USA, Inc. (1)	5.50	08/01/27	$40,000	$39,742
Jazz Securities DAC (1)	4.38	01/15/29	90,000	86,857
Lannett Co., Inc. (1)	7.75	04/15/26	15,000	5,475
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (1)	10.00	04/15/25	50,000	48,660
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (1)	10.00	06/15/29	60,000	36,900
Option Care Health, Inc. (1)	4.38	10/31/29	30,000	27,412
Organon & Co./Organon Foreign Debt Co.-Issuer BV (1)	4.13	04/30/28	115,000	108,888
Organon & Co./Organon Foreign Debt Co.-Issuer BV (1)	5.13	04/30/31	130,000	121,872
Owens & Minor, Inc. (1)	4.50	03/31/29	30,000	27,002
Owens & Minor, Inc. (1)	6.63	04/01/30	40,000	40,068
P&L Development LLC/PLD Finance Corp. (1)	7.75	11/15/25	20,000	13,495
Par Pharmaceutical, Inc. (1)	7.50	04/01/27	125,000	101,067
Perrigo Finance Unlimited Co.	3.90	12/15/24	30,000	29,665
Perrigo Finance Unlimited Co.	4.38	03/15/26	55,000	54,192
Perrigo Finance Unlimited Co.	4.40	06/15/30	55,000	50,595
Perrigo Finance Unlimited Co.	4.90	12/15/44	10,000	7,878
PRA Health Sciences, Inc. (1)	2.88	07/15/26	20,000	18,974
Prestige Brands, Inc. (1)	3.75	04/01/31	35,000	30,147
Prestige Brands, Inc. (1)	5.13	01/15/28	20,000	19,330
				1,806,465
SOFTWARE – 3.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (1)	5.75	03/01/25	64,000	63,766
Consensus Cloud Solutions, Inc. (1)	6.00	10/15/26	25,000	23,038
Consensus Cloud Solutions, Inc. (1)	6.50	10/15/28	20,000	17,814
Minerva Merger Sub, Inc. (1)	6.50	02/15/30	140,000	126,875
				231,493
TOTAL CORPORATE BONDS (Cost - $7,670,977)				7,043,571

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Skandinaviska Enskilda Banken, Stockholm	1.68	08/01/22	31,155	31,155
TOTAL SHORT-TERM INVESTMENTS (Cost - $31,155)				31,155

TOTAL INVESTMENTS – 98.2% (Cost - $7,702,132)				$7,074,726
OTHER ASSETS LESS LIABILITIES – 1.8%				132,314
NET ASSETS – 100.0%				$7,207,040

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2022, amounted to $5,552,608 and represented 77.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$7,043,571	$–	$7,043,571
Time Deposits	–	31,155	–	31,155
Total Investments	$–	$7,074,726	$–	$7,074,726

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 95.8%
ADVERTISING – 1.1%
Outfront Media Capital LLC/Outfront Media Capital Corp. (1)	4.25	01/15/29	$25,000	$21,398
Outfront Media Capital LLC/Outfront Media Capital Corp. (1)	4.63	03/15/30	20,000	16,923
Outfront Media Capital LLC/Outfront Media Capital Corp. (1)	5.00	08/15/27	25,000	23,655
				61,976
BANKS – 12.7%
Commerzbank AG (1)	8.13	09/19/23	35,000	35,894
Deutsche Bank AG	4.50	04/01/25	60,000	58,393
Deutsche Bank AG/New York NY	3.73	01/14/32	50,000	39,007
Deutsche Bank AG/New York NY	3.74	01/07/33	45,000	34,285
Deutsche Bank AG/New York NY	4.88	12/01/32	40,000	34,537
Deutsche Bank AG/New York NY	5.88	07/08/31	20,000	18,291
Dresdner Funding Trust I (1)	8.15	06/30/31	45,000	49,477
Freedom Mortgage Corp. (1)	6.63	01/15/27	55,000	42,329
Freedom Mortgage Corp. (1)	8.25	04/15/25	25,000	22,443
Intesa Sanpaolo SpA (1)	4.20	06/01/32	35,000	26,778
Intesa Sanpaolo SpA (1)	4.95	06/01/42	30,000	20,580
Intesa Sanpaolo SpA (1)	5.02	06/26/24	70,000	67,826
Intesa Sanpaolo SpA (1)	5.71	01/15/26	60,000	58,104
Popular, Inc.	6.13	09/14/23	10,000	10,100
Standard Chartered PLC (1),(2)	7.01	–	30,000	31,554
Synovus Financial Corp.	5.90	02/07/29	10,000	9,829
Texas Capital Bancshares, Inc.	4.00	05/06/31	15,000	13,686
UniCredit SpA (1)	5.46	06/30/35	35,000	28,764
UniCredit SpA (1)	5.86	06/19/32	40,000	35,815
UniCredit SpA (1)	7.30	04/02/34	70,000	64,953
				702,645
COMMERCIAL SERVICES – 3.6%
Block, Inc.	2.75	06/01/26	35,000	32,717
Block, Inc.	3.50	06/01/31	45,000	39,029
CoreCivic, Inc.	4.75	10/15/27	15,000	12,576
CoreCivic, Inc.	8.25	04/15/26	20,000	19,892
CPI CG, Inc. (1)	8.63	03/15/26	13,000	12,606
GEO Group, Inc.	6.00	04/15/26	20,000	15,243
MoneyGram International, Inc. (1)	5.38	08/01/26	10,000	9,861
Paysafe Finance PLC/Paysafe Holdings US Corp. (1)	4.00	06/15/29	20,000	15,349
PROG Holdings, Inc. (1)	6.00	11/15/29	20,000	16,463
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (1)	4.63	11/01/26	25,000	23,511
				197,247
DIVERSIFIED FINANCIAL SERVICES – 29.3%
Advisor Group Holdings, Inc. (1)	10.75	08/01/27	10,000	10,150

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 29.3% (Continued)
AerCap Holdings NV	5.88	10/10/79	$30,000	$26,669
AG Issuer LLC (1)	6.25	03/01/28	25,000	22,381
Ally Financial, Inc.	5.75	11/20/25	40,000	40,558
Aretec Escrow Issuer, Inc. (1)	7.50	04/01/29	15,000	13,300
Armor Holdco, Inc. (1)	8.50	11/15/29	15,000	12,233
Brightsphere Investment Group, Inc.	4.80	07/27/26	10,000	9,248
Castlelake Aviation Finance DAC (1)	5.00	04/15/27	15,000	12,639
Coinbase Global, Inc. (1)	3.38	10/01/28	35,000	22,603
Coinbase Global, Inc. (1)	3.63	10/01/31	45,000	26,777
Credit Acceptance Corp. (1)	5.13	12/31/24	10,000	9,609
Credit Acceptance Corp.	6.63	03/15/26	20,000	19,922
Curo Group Holdings Corp. (1)	7.50	08/01/28	35,000	23,891
Enact Holdings, Inc. (1)	6.50	08/15/25	30,000	30,249
Enova International, Inc. (1)	8.50	09/15/25	30,000	27,677
Finance of America Funding LLC (1)	7.88	11/15/25	15,000	11,706
goeasy Ltd. (1)	4.38	05/01/26	40,000	34,392
Hightower Holding LLC (1)	6.75	04/15/29	10,000	7,883
Home Point Capital, Inc. (1)	5.00	02/01/26	20,000	13,796
Jane Street Group/JSG Finance, Inc. (1)	4.50	11/15/29	25,000	23,098
Jefferies Finance LLC/JFIN Co.-Issuer Corp. (1)	5.00	08/15/28	35,000	29,418
Jefferson Capital Holdings LLC (1)	6.00	08/15/26	10,000	8,871
LD Holdings Group LLC (1)	6.13	04/01/28	40,000	24,400
LFS Topco LLC (1)	5.88	10/15/26	10,000	8,221
LPL Holdings, Inc. (1)	4.00	03/15/29	35,000	32,628
LPL Holdings, Inc. (1)	4.38	05/15/31	25,000	22,746
Midcap Financial Issuer Trust (1)	5.63	01/15/30	20,000	16,176
Midcap Financial Issuer Trust (1)	6.50	05/01/28	35,000	32,242
Nationstar Mortgage Holdings, Inc. (1)	5.13	12/15/30	35,000	29,149
Nationstar Mortgage Holdings, Inc. (1)	5.50	08/15/28	35,000	30,837
Nationstar Mortgage Holdings, Inc. (1)	5.75	11/15/31	25,000	20,938
Nationstar Mortgage Holdings, Inc. (1)	6.00	01/15/27	15,000	13,917
Navient Corp.	4.88	03/15/28	35,000	30,104
Navient Corp.	5.00	03/15/27	30,000	27,171
Navient Corp.	5.50	03/15/29	20,000	17,175
Navient Corp.	5.63	08/01/33	15,000	11,660
Navient Corp.	5.88	10/25/24	30,000	29,443
Navient Corp.	6.13	03/25/24	45,000	44,818
Navient Corp.	6.75	06/25/25	30,000	29,214
Navient Corp.	6.75	06/15/26	10,000	9,538
NFP Corp. (1)	4.88	08/15/28	30,000	27,352
NFP Corp. (1)	6.88	08/15/28	75,000	66,019
OneMain Finance Corp.	3.50	01/15/27	25,000	21,336

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 29.3% (Continued)
OneMain Finance Corp.	3.88	09/15/28	$40,000	$33,185
OneMain Finance Corp.	4.00	09/15/30	60,000	47,246
OneMain Finance Corp.	5.38	11/15/29	10,000	8,523
OneMain Finance Corp.	6.13	03/15/24	60,000	59,260
OneMain Finance Corp.	6.63	01/15/28	30,000	28,221
OneMain Finance Corp.	6.88	03/15/25	55,000	54,391
OneMain Finance Corp.	7.13	03/15/26	45,000	43,643
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. (1)	6.38	02/01/27	10,000	9,632
PennyMac Financial Services, Inc. (1)	4.25	02/15/29	30,000	24,482
PennyMac Financial Services, Inc. (1)	5.38	10/15/25	35,000	32,814
PennyMac Financial Services, Inc. (1)	5.75	09/15/31	10,000	8,322
PHH Mortgage Corp. (1)	7.88	03/15/26	10,000	9,365
PRA Group, Inc. (1)	5.00	10/01/29	25,000	21,566
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	2.88	10/15/26	45,000	39,856
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	3.63	03/01/29	35,000	29,969
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	3.88	03/01/31	50,000	41,287
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	4.00	10/15/33	30,000	24,309
SLM Corp.	3.13	11/02/26	25,000	21,960
SLM Corp.	4.20	10/29/25	10,000	9,726
StoneX Group, Inc. (1)	8.63	06/15/25	10,000	10,194
United Wholesale Mortgage LLC (1)	5.50	11/15/25	30,000	27,343
United Wholesale Mortgage LLC (1)	5.50	04/15/29	25,000	21,488
United Wholesale Mortgage LLC (1)	5.75	06/15/27	25,000	21,793
World Acceptance Corp. (1)	7.00	11/01/26	10,000	7,146
				1,617,875
ELECTRIC – 0.3%
Terraform Global Operating LLC (1)	6.13	03/01/26	15,000	14,455

ELECTRONICS – 0.3%
Likewize Corp. (1)	9.75	10/15/25	15,000	14,311

ENGINEERING & CONSTRUCTION – 0.1%
INNOVATE Corp. (1)	8.50	02/01/26	10,000	8,287

INSURANCE – 10.7%
Acrisure LLC/Acrisure Finance, Inc. (1)	4.25	02/15/29	25,000	22,140
Acrisure LLC/Acrisure Finance, Inc. (1)	6.00	08/01/29	40,000	33,457
Acrisure LLC/Acrisure Finance, Inc. (1)	7.00	11/15/25	35,000	33,635
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer (1)	4.25	10/15/27	30,000	28,002
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer (1)	5.88	11/01/29	25,000	21,815
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer (1)	6.75	10/15/27	40,000	38,059
AmWINS Group, Inc. (1)	4.88	06/30/29	30,000	27,346

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 10.7% (Continued)
Assurant, Inc.	7.00	03/27/48	$15,000	$15,086
AssuredPartners, Inc. (1)	5.63	01/15/29	35,000	31,196
AssuredPartners, Inc. (1)	7.00	08/15/25	30,000	29,598
BroadStreet Partners, Inc. (1)	5.88	04/15/29	30,000	25,700
Enstar Finance LLC	5.50	01/15/42	20,000	17,212
Enstar Finance LLC	5.75	09/01/40	15,000	14,042
Genworth Holdings, Inc.	6.50	06/15/34	10,000	8,665
Global Atlantic Finance Co. (1)	4.70	10/15/51	30,000	24,892
HUB International Ltd. (1)	5.63	12/01/29	20,000	17,745
HUB International Ltd. (1)	7.00	05/01/26	70,000	69,203
Liberty Mutual Group, Inc. (1)	4.13	12/15/51	30,000	24,989
Liberty Mutual Group, Inc. (1)	4.30	02/01/61	40,000	28,135
MGIC Investment Corp.	5.25	08/15/28	25,000	24,101
NMI Holdings, Inc. (1)	7.38	06/01/25	25,000	25,380
Ryan Specialty Group LLC (1)	4.38	02/01/30	10,000	9,037
USI, Inc./NY (1)	6.88	05/01/25	20,000	19,538
				588,973
INTERNET – 0.2%
Acuris Finance US, Inc./Acuris Finance Sarl (1)	5.00	05/01/28	15,000	12,652

INVESTMENT COMPANIES – 5.1%
Compass Group Diversified Holdings LLC (1)	5.00	01/15/32	15,000	11,531
Compass Group Diversified Holdings LLC (1)	5.25	04/15/29	35,000	30,968
FS Energy & Power Fund (1)	7.50	08/15/23	30,000	30,294
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	25,000	22,534
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	55,000	54,033
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	60,000	57,747
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	60,000	59,734
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	15,000	14,984
				281,825
PIPELINES – 0.4%
FTAI Infra Escrow Holdings LLC (1)	10.50	06/01/27	25,000	25,123

REAL ESTATE INVESTMENT TRUSTS (REITS) – 26.1%
American Finance Trust, Inc./American Finance Operating
Partner LP (1)	4.50	09/30/28	20,000	16,121
Apollo Commercial Real Estate Finance, Inc. (1)	4.63	06/15/29	20,000	15,780
Blackstone Mortgage Trust, Inc. (1)	3.75	01/15/27	15,000	13,374
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL (1)	4.50	04/01/27	25,000	21,867
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL (1)	5.75	05/15/26	45,000	43,934

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 26.1% (Continued)
CTR Partnership LP/CareTrust Capital Corp. (1)	3.88	06/30/28	$10,000	$8,850
Diversified Healthcare Trust	4.38	03/01/31	20,000	14,830
Diversified Healthcare Trust	4.75	02/15/28	20,000	15,092
Diversified Healthcare Trust	9.75	06/15/25	23,000	22,960
Global Net Lease, Inc./Global Net Lease Operating Partnership LP (1)	3.75	12/15/27	20,000	17,553
HAT Holdings I LLC/HAT Holdings II LLC (1)	3.38	06/15/26	50,000	44,110
HAT Holdings I LLC/HAT Holdings II LLC (1)	3.75	09/15/30	15,000	11,506
HAT Holdings I LLC/HAT Holdings II LLC (1)	6.00	04/15/25	10,000	9,775
Iron Mountain Information Management Services, Inc. (1)	5.00	07/15/32	50,000	45,147
Iron Mountain, Inc. (1)	4.50	02/15/31	40,000	35,188
Iron Mountain, Inc. (1)	4.88	09/15/27	35,000	33,505
Iron Mountain, Inc. (1)	4.88	09/15/29	30,000	27,611
Iron Mountain, Inc. (1)	5.00	07/15/28	30,000	28,575
Iron Mountain, Inc. (1)	5.25	03/15/28	40,000	38,295
Iron Mountain, Inc. (1)	5.25	07/15/30	45,000	42,174
Iron Mountain, Inc. (1)	5.63	07/15/32	10,000	9,394
iStar, Inc.	4.25	08/01/25	25,000	23,872
iStar, Inc.	4.75	10/01/24	30,000	29,622
iStar, Inc.	5.50	02/15/26	10,000	9,830
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (1)	4.25	02/01/27	25,000	22,328
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (1)	4.75	06/15/29	25,000	21,376
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (1)	5.25	10/01/25	15,000	14,195
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	55,000	47,470
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	25,000	23,490
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	65,000	62,657
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	20,000	19,610
New Residential Investment Corp. (1)	6.25	10/15/25	15,000	13,681
RHP Hotel Properties LP/RHP Finance Corp. (1)	4.50	02/15/29	50,000	45,656
RLJ Lodging Trust LP (1)	3.75	07/01/26	25,000	23,491
RLJ Lodging Trust LP (1)	4.00	09/15/29	20,000	17,751
SBA Communications Corp.	3.13	02/01/29	65,000	56,968
SBA Communications Corp.	3.88	02/15/27	55,000	52,542
Service Properties Trust	4.35	10/01/24	30,000	26,925
Service Properties Trust	4.38	02/15/30	20,000	14,687
Service Properties Trust	4.50	03/15/25	30,000	25,549
Service Properties Trust	4.75	10/01/26	15,000	11,784
Service Properties Trust	4.95	02/15/27	10,000	8,260
Service Properties Trust	4.95	10/01/29	15,000	11,196

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 26.1% (Continued)
Service Properties Trust	5.25	02/15/26	$25,000	$21,204
Service Properties Trust	5.50	12/15/27	25,000	21,747
Service Properties Trust	7.50	09/15/25	30,000	29,124
Starwood Property Trust, Inc. (1)	3.63	07/15/26	20,000	18,080
Starwood Property Trust, Inc. (1)	3.75	12/31/24	20,000	19,314
Starwood Property Trust, Inc. (1)	4.38	01/15/27	10,000	9,184
Starwood Property Trust, Inc.	4.75	03/15/25	25,000	24,862
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	4.75	04/15/28	35,000	30,865
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	6.00	01/15/30	20,000	14,330
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	6.50	02/15/29	45,000	34,748
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	7.88	02/15/25	85,000	85,666
XHR LP (1)	4.88	06/01/29	20,000	18,065
XHR LP (1)	6.38	08/15/25	15,000	15,122
				1,440,892
RETAIL – 0.7%
FirstCash, Inc. (1)	4.63	09/01/28	25,000	22,408
FirstCash, Inc. (1)	5.63	01/01/30	15,000	14,104
				36,512
SOFTWARE – 2.9%
ACI Worldwide, Inc. (1)	5.75	08/15/26	10,000	9,819
MSCI, Inc. (1)	3.25	08/15/33	15,000	13,013
MSCI, Inc. (1)	3.63	09/01/30	50,000	45,756
MSCI, Inc. (1)	3.63	11/01/31	25,000	22,295
MSCI, Inc. (1)	3.88	02/15/31	40,000	36,494
MSCI, Inc. (1)	4.00	11/15/29	35,000	33,057
				160,434
TRANSPORTATION – 0.5%
Cargo Aircraft Management, Inc. (1)	4.75	02/01/28	30,000	28,013

TRUCKING & LEASING – 1.8%
AerCap Global Aviation Trust (1)	6.50	06/15/45	15,000	14,290
Fly Leasing Ltd. (1)	7.00	10/15/24	15,000	8,249
Fortress Transportation & Infrastructure Investors LLC (1)	5.50	05/01/28	50,000	45,071
Fortress Transportation & Infrastructure Investors LLC (1)	6.50	10/01/25	35,000	34,887
				102,497
TOTAL CORPORATE BONDS (Cost - $5,723,808)				5,293,717

GOVERNMENT OBLIGATIONS – 1.3%
U.S. Treasury Note	0.13	08/15/23	50,000	48,560

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 1.3% (Continued)
U.S. Treasury Note	2.75	05/31/23	$25,000	$24,955
				73,515
TOTAL GOVERNMENT OBLIGATIONS (Cost - $73,556)				73,515

SHORT-TERM INVESTMENTS – 2.4%
TIME DEPOSITS – 1.9%
BNP Paribas, Paris	1.68	08/01/22	104,281	104,281
GOVERNMENT OBLIGATIONS – 0.5%
U.S. Treasury Bill	ZCP	12/29/22	25,000	24,720
TOTAL SHORT-TERM INVESTMENTS (Cost - $129,031)				129,001

TOTAL INVESTMENTS – 99.5% (Cost - $5,926,395)				$5,496,233
OTHER ASSETS LESS LIABILITIES – 0.5%				30,199
NET ASSETS – 100.0%				$5,526,432

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings July 31, 2022, amounts to $3,470,702 and represents 62.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
ZCP	Indicates a zero coupon rate.

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$5,293,717	$–	$5,293,717
Government Obligations	–	98,235	–	98,235
Time Deposits	–	104,281	–	104,281
Total Investments	$–	$5,496,233	$–	$5,496,233

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 96.5%
CHEMICALS – 1.1%
Methanex Corp.	4.25	12/01/24	$10,000	$9,649
Methanex Corp.	5.13	10/15/27	30,000	27,798
Methanex Corp.	5.25	12/15/29	40,000	35,363
Methanex Corp.	5.65	12/01/44	15,000	11,025
				83,835
ENVIRONMENTAL CONTROL – 0.2%
Tervita Corp. (1)	11.00	12/01/25	10,000	10,888

OIL & GAS – 50.7%
Aethon United BR LP/Aethon United Finance Corp. (1)	8.25	02/15/26	40,000	41,392
Antero Resources Corp. (1)	5.38	03/01/30	25,000	24,599
Antero Resources Corp. (1)	7.63	02/01/29	25,000	26,379
Apache Corp.	4.25	01/15/30	25,000	24,133
Apache Corp.	4.38	10/15/28	15,000	14,010
Apache Corp.	4.75	04/15/43	10,000	8,203
Apache Corp.	5.10	09/01/40	45,000	40,126
Apache Corp.	5.25	02/01/42	40,000	35,027
Apache Corp.	5.35	07/01/49	20,000	16,721
Apache Corp.	6.00	01/15/37	20,000	19,249
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	5.88	06/30/29	30,000	26,394
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	7.00	11/01/26	25,000	24,374
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	8.25	12/31/28	10,000	9,772
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	9.00	11/01/27	10,000	12,150
Baytex Energy Corp. (1)	8.75	04/01/27	20,000	20,402
Berry Petroleum Co. LLC (1)	7.00	02/15/26	10,000	9,423
California Resources Corp. (1)	7.13	02/01/26	45,000	44,936
Callon Petroleum Co. (1)	7.50	06/15/30	25,000	24,007
Callon Petroleum Co. (1)	8.00	08/01/28	45,000	45,624
Calumet Specialty Products Partners LP/Calumet Finance Corp. (1)	8.13	01/15/27	10,000	8,638
Calumet Specialty Products Partners LP/Calumet Finance Corp. (1)	11.00	04/15/25	20,000	19,613
Centennial Resource Production LLC (1)	6.88	04/01/27	30,000	28,712
Chesapeake Energy Corp. (1)	5.50	02/01/26	30,000	30,112
Chesapeake Energy Corp. (1)	5.88	02/01/29	15,000	15,092
Chesapeake Energy Corp. (1)	6.75	04/15/29	50,000	51,843
Chord Energy Corp. (1)	6.38	06/01/26	20,000	19,721
Citgo Holding, Inc. (1)	9.25	08/01/24	80,000	79,848
CITGO Petroleum Corp. (1)	6.38	06/15/26	20,000	19,227
CITGO Petroleum Corp. (1)	7.00	06/15/25	70,000	69,036
Civitas Resources, Inc. (1)	5.00	10/15/26	10,000	9,409
CNX Resources Corp. (1)	6.00	01/15/29	40,000	38,963
CNX Resources Corp. (1)	7.25	03/14/27	25,000	25,344

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 50.7% (Continued)
Colgate Energy Partners III LLC (1)	5.88	07/01/29	$35,000	$32,096
Comstock Resources, Inc. (1)	5.88	01/15/30	55,000	51,809
Comstock Resources, Inc. (1)	6.75	03/01/29	55,000	54,587
Crescent Energy Finance LLC (1)	7.25	05/01/26	25,000	23,198
CrownRock LP/CrownRock Finance, Inc. (1)	5.00	05/01/29	10,000	9,303
CrownRock LP/CrownRock Finance, Inc. (1)	5.63	10/15/25	50,000	49,989
CVR Energy, Inc. (1)	5.25	02/15/25	20,000	19,164
CVR Energy, Inc. (1)	5.75	02/15/28	25,000	22,671
Earthstone Energy Holdings LLC (1)	8.00	04/15/27	25,000	23,955
Encino Acquisition Partners Holdings LLC (1)	8.50	05/01/28	25,000	24,500
Endeavor Energy Resources LP/EER Finance, Inc. (1)	5.75	01/30/28	55,000	55,216
Energean PLC (1)	6.50	04/30/27	20,000	17,759
Energy Ventures Gom LLC/EnVen Finance Corp. (1)	11.75	04/15/26	10,000	10,048
Ensign Drilling, Inc. (1)	9.25	04/15/24	30,000	27,964
Global Marine, Inc.	7.00	06/01/28	15,000	7,186
Gulfport Energy Corp. (1)	8.00	05/17/26	10,000	10,062
Harbour Energy PLC (1)	5.50	10/15/26	20,000	18,256
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	5.75	02/01/29	20,000	18,281
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.00	04/15/30	15,000	13,633
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.00	02/01/31	30,000	27,591
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.25	11/01/28	35,000	33,948
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.25	04/15/32	30,000	27,069
Ithaca Energy North Sea PLC (1)	9.00	07/15/26	15,000	14,591
Laredo Petroleum, Inc. (1)	7.75	07/31/29	20,000	19,029
Laredo Petroleum, Inc.	9.50	01/15/25	25,000	25,654
Laredo Petroleum, Inc.	10.13	01/15/28	25,000	25,423
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. (1)	6.00	08/01/26	10,000	9,543
Matador Resources Co.	5.88	09/15/26	45,000	45,843
MEG Energy Corp. (1)	5.88	02/01/29	20,000	19,032
MEG Energy Corp. (1)	7.13	02/01/27	50,000	51,889
Moss Creek Resources Holdings, Inc. (1)	7.50	01/15/26	35,000	31,937
Moss Creek Resources Holdings, Inc. (1)	10.50	05/15/27	15,000	14,483
Murphy Oil Corp.	5.75	08/15/25	20,000	20,075
Murphy Oil Corp.	5.88	12/01/27	25,000	24,767
Murphy Oil Corp.	6.13	12/01/42	20,000	15,729
Murphy Oil Corp.	6.38	07/15/28	15,000	14,997
Murphy Oil Corp.	7.05	05/01/29	20,000	19,554
Nabors Industries Ltd. (1)	7.25	01/15/26	20,000	18,210
Nabors Industries Ltd. (1)	7.50	01/15/28	10,000	8,724
Nabors Industries, Inc.	5.75	02/01/25	20,000	18,368
Nabors Industries, Inc. (1)	7.38	05/15/27	55,000	54,540
Neptune Energy Bondco PLC (1)	6.63	05/15/25	55,000	53,224

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 50.7% (Continued)
Northern Oil & Gas, Inc. (1)	8.13	03/01/28	$30,000	$29,074
Occidental Petroleum Corp.	2.90	08/15/24	45,000	44,662
Occidental Petroleum Corp.	3.40	04/15/26	10,000	9,561
Occidental Petroleum Corp.	3.50	08/15/29	15,000	14,123
Occidental Petroleum Corp.	4.10	02/15/47	10,000	8,114
Occidental Petroleum Corp.	4.20	03/15/48	10,000	8,173
Occidental Petroleum Corp.	4.30	08/15/39	70,000	59,835
Occidental Petroleum Corp.	4.40	04/15/46	20,000	17,024
Occidental Petroleum Corp.	4.63	06/15/45	20,000	17,083
Occidental Petroleum Corp.	5.50	12/01/25	25,000	25,596
Occidental Petroleum Corp.	5.55	03/15/26	85,000	87,447
Occidental Petroleum Corp.	5.88	09/01/25	35,000	35,707
Occidental Petroleum Corp.	6.13	01/01/31	65,000	69,748
Occidental Petroleum Corp.	6.20	03/15/40	20,000	20,511
Occidental Petroleum Corp.	6.38	09/01/28	20,000	21,465
Occidental Petroleum Corp.	6.45	09/15/36	55,000	61,236
Occidental Petroleum Corp.	6.60	03/15/46	35,000	38,718
Occidental Petroleum Corp.	6.63	09/01/30	50,000	55,531
Occidental Petroleum Corp.	6.95	07/01/24	20,000	21,013
Occidental Petroleum Corp.	7.50	05/01/31	40,000	46,470
Occidental Petroleum Corp.	7.88	09/15/31	50,000	58,023
Occidental Petroleum Corp.	7.95	06/15/39	10,000	11,484
Occidental Petroleum Corp.	8.00	07/15/25	15,000	16,522
Occidental Petroleum Corp.	8.50	07/15/27	20,000	22,884
Occidental Petroleum Corp.	8.88	07/15/30	60,000	71,922
Parkland Corp. (1)	4.50	10/01/29	35,000	30,805
Parkland Corp. (1)	4.63	05/01/30	45,000	40,366
Parkland Corp. (1)	5.88	07/15/27	25,000	24,416
Patterson-UTI Energy, Inc.	3.95	02/01/28	25,000	21,454
Patterson-UTI Energy, Inc.	5.15	11/15/29	15,000	13,476
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	30,000	27,279
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	35,000	34,587
PDC Energy, Inc.	5.75	05/15/26	25,000	24,469
Penn Virginia Holdings LLC (1)	9.25	08/15/26	20,000	19,725
Petrofac Ltd. (1)	9.75	11/15/26	55,000	43,859
Precision Drilling Corp. (1)	6.88	01/15/29	25,000	22,459
Range Resources Corp. (1)	4.75	02/15/30	25,000	23,911
Range Resources Corp.	4.88	05/15/25	45,000	44,957
Range Resources Corp.	8.25	01/15/29	20,000	21,439
Rockcliff Energy II LLC (1)	5.50	10/15/29	25,000	24,185
SM Energy Co.	6.50	07/15/28	25,000	24,679
SM Energy Co.	6.75	09/15/26	55,000	54,517

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 50.7% (Continued)
Southwestern Energy Co.	4.75	02/01/32	$55,000	$51,355
Southwestern Energy Co.	5.38	02/01/29	20,000	19,579
Southwestern Energy Co.	5.38	03/15/30	55,000	54,236
Southwestern Energy Co.	5.95	01/23/25	10,000	10,135
Southwestern Energy Co.	7.75	10/01/27	20,000	20,883
Southwestern Energy Co.	8.38	09/15/28	40,000	43,044
Strathcona Resources Ltd. (1)	6.88	08/01/26	10,000	9,209
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	45,000	40,596
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	55,000	48,307
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	20,000	19,931
Talos Production, Inc.	12.00	01/15/26	25,000	26,655
Tap Rock Resources LLC (1)	7.00	10/01/26	20,000	18,920
Teine Energy Ltd. (1)	6.88	04/15/29	20,000	18,641
Transocean Guardian Ltd. (1)	5.88	01/15/24	8,142	7,798
Transocean Pontus Ltd. (1)	6.13	08/01/25	15,375	14,419
Transocean Poseidon Ltd. (1)	6.88	02/01/27	14,063	12,939
Transocean, Inc.	6.80	03/15/38	20,000	9,151
Transocean, Inc. (1)	7.25	11/01/25	15,000	10,839
Transocean, Inc. (1)	7.50	01/15/26	50,000	34,158
Transocean, Inc.	7.50	04/15/31	15,000	7,012
Transocean, Inc. (1)	8.00	02/01/27	30,000	20,187
Transocean, Inc. (1)	11.50	01/30/27	25,000	23,758
Vermilion Energy, Inc. (1)	6.88	05/01/30	15,000	14,496
Viper Energy Partners LP (1)	5.38	11/01/27	25,000	24,440
W&T Offshore, Inc. (1)	9.75	11/01/23	10,000	9,676
				3,905,249
OIL & GAS SERVICES – 4.4%
Archrock Partners LP/Archrock Partners Finance Corp. (1)	6.25	04/01/28	40,000	36,289
Archrock Partners LP/Archrock Partners Finance Corp. (1)	6.88	04/01/27	15,000	14,023
Bristow Group, Inc. (1)	6.88	03/01/28	20,000	17,811
CGG SA (1)	8.75	04/01/27	20,000	18,377
CSI Compressco LP/CSI Compressco Finance, Inc. (1)	7.50	04/01/25	10,000	9,251
Exterran Energy Solutions LP/EES Finance Corp.	8.13	05/01/25	35,000	33,524
KLX Energy Services Holdings, Inc. (1)	11.50	11/01/25	5,000	3,006
Oceaneering International, Inc.	4.65	11/15/24	15,000	14,126
Oceaneering International, Inc.	6.00	02/01/28	10,000	8,696
Transocean Phoenix 2 Ltd. (1)	7.75	10/15/24	4,500	4,377
Transocean Proteus Ltd. (1)	6.25	12/01/24	4,500	4,266
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	40,000	37,559
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	30,000	27,479
Weatherford International Ltd. (1)	6.50	09/15/28	20,000	19,065

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 4.4% (Continued)
Weatherford International Ltd. (1)	8.63	04/30/30	$85,000	$77,108
Welltec International ApS (1)	8.25	10/15/26	15,000	14,425
				339,382
PIPELINES – 38.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	5.38	06/15/29	35,000	34,241
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	5.75	03/01/27	30,000	29,905
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	5.75	01/15/28	35,000	34,419
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	7.88	05/15/26	20,000	20,957
Blue Racer Midstream LLC/Blue Racer Finance Corp. (1)	7.63	12/15/25	35,000	34,953
Buckeye Partners LP	3.95	12/01/26	40,000	37,298
Buckeye Partners LP (1)	4.13	03/01/25	30,000	28,989
Buckeye Partners LP	4.13	12/01/27	50,000	45,831
Buckeye Partners LP (1)	4.50	03/01/28	20,000	18,433
Buckeye Partners LP	5.85	11/15/43	20,000	14,642
Cheniere Energy Partners LP	3.25	01/31/32	45,000	39,326
Cheniere Energy Partners LP	4.00	03/01/31	80,000	74,457
Cheniere Energy Partners LP	4.50	10/01/29	70,000	68,001
Cheniere Energy, Inc.	4.63	10/15/28	100,000	97,495
CNX Midstream Partners LP (1)	4.75	04/15/30	20,000	17,274
CQP Holdco LP/BIP-V Chinook Holdco LLC (1)	5.50	06/15/31	55,000	52,240
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (1)	5.63	05/01/27	35,000	33,655
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	10,000	9,861
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (1)	6.00	02/01/29	50,000	45,634
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (1)	8.00	04/01/29	10,000	9,902
DCP Midstream Operating LP	3.25	02/15/32	55,000	47,449
DCP Midstream Operating LP	5.13	05/15/29	20,000	19,610
DCP Midstream Operating LP	5.38	07/15/25	40,000	41,047
DCP Midstream Operating LP	5.60	04/01/44	10,000	8,667
DCP Midstream Operating LP	5.63	07/15/27	15,000	15,476
DCP Midstream Operating LP (1)	6.45	11/03/36	15,000	15,038
DCP Midstream Operating LP (1)	6.75	09/15/37	20,000	19,828
Delek Logistics Partners LP/Delek Logistics Finance Corp. (1)	7.13	06/01/28	20,000	18,281
DT Midstream, Inc. (1)	4.13	06/15/29	40,000	37,118
DT Midstream, Inc. (1)	4.38	06/15/31	55,000	49,475
EnLink Midstream LLC	5.38	06/01/29	25,000	23,778
EnLink Midstream LLC (1)	5.63	01/15/28	20,000	19,447
EnLink Midstream Partners LP	4.15	06/01/25	25,000	24,606
EnLink Midstream Partners LP	4.40	04/01/24	15,000	15,044

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 38.9% (Continued)
EnLink Midstream Partners LP	4.85	07/15/26	$20,000	$19,821
EnLink Midstream Partners LP	5.05	04/01/45	10,000	7,387
EnLink Midstream Partners LP	5.45	06/01/47	20,000	15,270
EnLink Midstream Partners LP	5.60	04/01/44	35,000	27,333
EQM Midstream Partners LP	4.00	08/01/24	6,000	5,857
EQM Midstream Partners LP (1)	4.50	01/15/29	30,000	26,916
EQM Midstream Partners LP (1)	4.75	01/15/31	60,000	54,349
EQM Midstream Partners LP	5.50	07/15/28	55,000	52,114
EQM Midstream Partners LP (1)	6.00	07/01/25	16,000	15,901
EQM Midstream Partners LP (1)	6.50	07/01/27	45,000	45,208
EQM Midstream Partners LP	6.50	07/15/48	20,000	16,830
EQM Midstream Partners LP (1)	7.50	06/01/27	30,000	30,703
EQM Midstream Partners LP (1)	7.50	06/01/30	20,000	20,612
Genesis Energy LP/Genesis Energy Finance Corp.	6.25	05/15/26	15,000	13,944
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	25,000	24,249
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	20,000	19,347
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	70,000	68,802
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	25,000	22,840
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	15,000	13,738
Harvest Midstream I LP (1)	7.50	09/01/28	25,000	23,947
Hess Midstream Operations LP (1)	4.25	02/15/30	55,000	49,083
Hess Midstream Operations LP (1)	5.13	06/15/28	30,000	29,305
Hess Midstream Operations LP (1)	5.50	10/15/30	10,000	9,329
Hess Midstream Operations LP (1)	5.63	02/15/26	20,000	19,948
Holly Energy Partners LP/Holly Energy Finance Corp. (1)	5.00	02/01/28	10,000	9,236
Holly Energy Partners LP/Holly Energy Finance Corp. (1)	6.38	04/15/27	15,000	14,878
Howard Midstream Energy Partners LLC (1)	6.75	01/15/27	30,000	26,017
ITT Holdings LLC (1)	6.50	08/01/29	60,000	51,704
Kinetik Holdings LP (1)	5.88	06/15/30	50,000	50,867
Martin Midstream Partners LP/Martin Midstream Finance Corp. (1)	11.50	02/28/25	15,000	14,662
New Fortress Energy, Inc. (1)	6.50	09/30/26	65,000	61,652
New Fortress Energy, Inc. (1)	6.75	09/15/25	75,000	73,317
NGL Energy Operating LLC/NGL Energy Finance Corp. (1)	7.50	02/01/26	60,000	54,992
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	10,000	7,874
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	11/01/23	20,000	18,745
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	60,000	45,447
Northriver Midstream Finance LP (1)	5.63	02/15/26	10,000	9,894
NuStar Logistics LP	5.75	10/01/25	25,000	24,316
NuStar Logistics LP	6.00	06/01/26	15,000	14,762
NuStar Logistics LP	6.38	10/01/30	60,000	55,398
Rattler Midstream LP (1)	5.63	07/15/25	20,000	20,426
Rockies Express Pipeline LLC (1)	3.60	05/15/25	10,000	9,287

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 38.9% (Continued)
Rockies Express Pipeline LLC (1)	4.80	05/15/30	$45,000	$37,869
Rockies Express Pipeline LLC (1)	4.95	07/15/29	10,000	8,801
Rockies Express Pipeline LLC (1)	6.88	04/15/40	20,000	16,979
Rockies Express Pipeline LLC (1)	7.50	07/15/38	10,000	9,006
Southeast Supply Header LLC (1)	4.25	06/15/24	40,000	34,306
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (1)	8.50	10/15/26	40,000	38,268
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	5.50	01/15/28	20,000	18,193
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	6.00	03/01/27	25,000	23,269
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	6.00	12/31/30	30,000	27,086
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	6.00	09/01/31	40,000	36,099
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	7.50	10/01/25	20,000	20,064
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	25,000	21,309
Venture Global Calcasieu Pass LLC (1)	3.88	08/15/29	70,000	64,758
Venture Global Calcasieu Pass LLC (1)	3.88	11/01/33	50,000	43,515
Venture Global Calcasieu Pass LLC (1)	4.13	08/15/31	50,000	46,204
Western Midstream Operating LP	3.35	02/01/25	30,000	29,436
Western Midstream Operating LP	4.30	02/01/30	55,000	51,559
Western Midstream Operating LP	4.50	03/01/28	45,000	43,493
Western Midstream Operating LP	4.65	07/01/26	10,000	9,938
Western Midstream Operating LP	4.75	08/15/28	10,000	9,787
Western Midstream Operating LP	5.30	03/01/48	20,000	17,565
Western Midstream Operating LP	5.45	04/01/44	25,000	22,408
Western Midstream Operating LP	5.50	08/15/48	35,000	30,566
Western Midstream Operating LP	5.50	02/01/50	40,000	35,870
				2,995,032
RETAIL – 0.9%
Suburban Propane Partners LP/Suburban Energy Finance Corp. (1)	5.00	06/01/31	35,000	31,934
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,619
Superior Plus LP/Superior General Partner, Inc. (1)	4.50	03/15/29	20,000	18,428
Vivo Energy Investments BV (1)	5.13	09/24/27	10,000	9,470
				69,451
WATER – 0.3%
Solaris Midstream Holdings LLC (1)	7.63	04/01/26	20,000	19,403
TOTAL CORPORATE BONDS (Cost - $7,658,515)				7,423,240

SHORT-TERM INVESTMENTS – 3.6%
TIME DEPOSITS – 3.6%
Sumitomo Mitsui Trust Bank, London	1.68	08/01/22	278,878	278,878
TOTAL SHORT-TERM INVESTMENTS (Cost - $278,878)				278,878

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

Value
TOTAL INVESTMENTS – 100.1% (Cost - $7,937,393)	$7,702,118
OTHER LIABILITIES, LESS CASH AND OTHER NET ASSETS – (0.1%)	(5,607)
NET ASSETS - 100.0%	$7,696,511

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2022, amounted to $4,044,151 and represented 52.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$7,423,240	$–	$7,423,240
Time Deposits	–	278,878	–	278,878
Total Investments	$–	$7,702,118	$–	$7,702,118

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 96.1%
APPAREL – 1.9%
Crocs, Inc. (1)	4.13	08/15/31	$5,000	$3,882
Crocs, Inc. (1)	4.25	03/15/29	25,000	20,538
Hanesbrands, Inc. (1)	4.63	05/15/24	35,000	34,741
Hanesbrands, Inc. (1)	4.88	05/15/26	25,000	24,365
Kontoor Brands, Inc. (1)	4.13	11/15/29	10,000	8,448
Levi Strauss & Co. (1)	3.50	03/01/31	10,000	9,053
Under Armour, Inc.	3.25	06/15/26	25,000	22,972
William Carter Co. (1)	5.63	03/15/27	10,000	9,935
Wolverine World Wide, Inc. (1)	4.00	08/15/29	10,000	8,726
				142,660
AUTO MANUFACTURERS – 15.6%
Allison Transmission, Inc. (1)	3.75	01/30/31	40,000	34,600
Allison Transmission, Inc. (1)	5.88	06/01/29	20,000	19,715
Aston Martin Capital Holdings Ltd. (1)	10.50	11/30/25	35,000	37,135
Ford Holdings LLC	9.30	03/01/30	15,000	16,976
Ford Motor Co.	3.25	02/12/32	35,000	29,277
Ford Motor Co.	4.35	12/08/26	25,000	24,603
Ford Motor Co.	4.75	01/15/43	55,000	45,408
Ford Motor Co.	5.29	12/08/46	45,000	38,827
Ford Motor Co.	6.63	10/01/28	50,000	52,668
Ford Motor Co.	7.40	11/01/46	10,000	10,188
Ford Motor Co.	7.45	07/16/31	50,000	54,613
Ford Motor Co.	9.00	04/22/25	40,000	44,360
Ford Motor Co.	9.63	04/22/30	15,000	17,946
Ford Motor Credit Co. LLC	2.30	02/10/25	25,000	23,464
Ford Motor Credit Co. LLC	2.70	08/10/26	20,000	18,200
Ford Motor Credit Co. LLC	2.90	02/16/28	20,000	17,383
Ford Motor Credit Co. LLC	2.90	02/10/29	15,000	12,630
Ford Motor Credit Co. LLC	3.37	11/17/23	30,000	29,433
Ford Motor Credit Co. LLC	3.38	11/13/25	105,000	100,322
Ford Motor Credit Co. LLC	3.63	06/17/31	25,000	21,262
Ford Motor Credit Co. LLC	3.81	01/09/24	35,000	34,604
Ford Motor Credit Co. LLC	3.82	11/02/27	25,000	22,951
Ford Motor Credit Co. LLC	4.00	11/13/30	30,000	26,559
Ford Motor Credit Co. LLC	4.06	11/01/24	30,000	29,551
Ford Motor Credit Co. LLC	4.13	08/17/27	25,000	23,781
Ford Motor Credit Co. LLC	4.27	01/09/27	75,000	71,976
Ford Motor Credit Co. LLC	4.39	01/08/26	25,000	24,371
Ford Motor Credit Co. LLC	4.54	08/01/26	30,000	29,221
Ford Motor Credit Co. LLC	4.95	05/28/27	25,000	24,603
Ford Motor Credit Co. LLC	5.11	05/03/29	20,000	19,472

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 15.6% (Continued)
Ford Motor Credit Co. LLC	5.13	06/16/25	$40,000	$39,941
Ford Motor Credit Co. LLC	5.58	03/18/24	40,000	40,430
Jaguar Land Rover Automotive PLC (1)	5.50	07/15/29	45,000	34,819
Jaguar Land Rover Automotive PLC (1)	7.75	10/15/25	55,000	52,767
Mclaren Finance PLC (1)	7.50	08/01/26	25,000	21,751
				1,145,807
AUTO PARTS & EQUIPMENT – 8.5%
Adient Global Holdings Ltd. (1)	4.88	08/15/26	30,000	28,093
American Axle & Manufacturing, Inc.	5.00	10/01/29	15,000	13,146
American Axle & Manufacturing, Inc.	6.50	04/01/27	20,000	19,232
American Axle & Manufacturing, Inc.	6.88	07/01/28	20,000	18,931
Clarios Global LP/Clarios US Finance Co. (1)	6.25	05/15/26	50,000	50,363
Clarios Global LP/Clarios US Finance Co. (1)	8.50	05/15/27	70,000	70,732
Cooper-Standard Automotive, Inc. (1)	5.63	11/15/26	25,000	11,862
Dana, Inc.	4.25	09/01/30	15,000	12,509
Dana, Inc.	4.50	02/15/32	15,000	12,557
Dana, Inc.	5.38	11/15/27	20,000	18,831
Dana, Inc.	5.63	06/15/28	30,000	27,971
Dealer Tire LLC/DT Issuer LLC (1)	8.00	02/01/28	25,000	22,499
Goodyear Tire & Rubber Co.	5.00	05/31/26	40,000	39,354
Goodyear Tire & Rubber Co.	5.00	07/15/29	25,000	22,859
Goodyear Tire & Rubber Co.	5.25	04/30/31	55,000	49,450
Goodyear Tire & Rubber Co.	5.25	07/15/31	15,000	13,065
Goodyear Tire & Rubber Co.	5.63	04/30/33	20,000	17,572
Goodyear Tire & Rubber Co.	9.50	05/31/25	25,000	26,373
Meritor, Inc. (1)	4.50	12/15/28	10,000	9,938
Meritor, Inc. (1)	6.25	06/01/25	10,000	10,313
Real Hero Merger Sub 2, Inc. (1)	6.25	02/01/29	30,000	24,373
Tenneco, Inc.	5.00	07/15/26	45,000	44,266
Tenneco, Inc. (1)	5.13	04/15/29	30,000	29,554
Wheel Pros, Inc. (1)	6.50	05/15/29	20,000	14,553
ZF North America Capital, Inc. (1)	4.75	04/29/25	20,000	19,062
				627,458
COMMERCIAL SERVICES – 0.3%
Metis Merger Sub LLC (1)	6.50	05/15/29	20,000	17,059
Rent-A-Center, Inc./TX (1)	6.38	02/15/29	10,000	7,957
				25,016
DISTRIBUTION/WHOLESALE – 0.1%
G-III Apparel Group Ltd. (1)	7.88	08/15/25	10,000	9,811

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Cobra AcquisitionCo LLC (1)	6.38	11/01/29	$20,000	$15,009

ENTERTAINMENT – 18.5%
Affinity Gaming (1)	6.88	12/15/27	15,000	13,035
AMC Entertainment Holdings, Inc. (1)	7.50	02/15/29	20,000	17,799
Boyne USA, Inc. (1)	4.75	05/15/29	15,000	14,063
Caesars Entertainment, Inc. (1)	4.63	10/15/29	80,000	68,012
Caesars Entertainment, Inc. (1)	6.25	07/01/25	130,000	129,836
Caesars Entertainment, Inc. (1)	8.13	07/01/27	30,000	30,042
Caesars Resort Collection LLC/CRC Finco, Inc. (1)	5.75	07/01/25	30,000	30,040
CCM Merger, Inc. (1)	6.38	05/01/26	15,000	14,144
CDI Escrow Issuer, Inc. (1)	5.75	04/01/30	35,000	34,257
Cedar Fair LP	5.25	07/15/29	10,000	9,577
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	15,000	14,641
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op (1)	5.50	05/01/25	35,000	35,281
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	6.50	10/01/28	15,000	14,763
Churchill Downs, Inc. (1)	4.75	01/15/28	10,000	9,495
Churchill Downs, Inc. (1)	5.50	04/01/27	45,000	44,886
Cinemark USA, Inc. (1)	5.25	07/15/28	20,000	17,864
Cinemark USA, Inc. (1)	5.88	03/15/26	10,000	9,611
Cinemark USA, Inc. (1)	8.75	05/01/25	10,000	10,456
Empire Resorts, Inc. (1)	7.75	11/01/26	10,000	8,904
Everi Holdings, Inc. (1)	5.00	07/15/29	30,000	27,038
International Game Technology PLC (1)	4.13	04/15/26	50,000	47,781
International Game Technology PLC (1)	5.25	01/15/29	55,000	53,190
International Game Technology PLC (1)	6.50	02/15/25	25,000	25,447
Jacobs Entertainment, Inc. (1)	6.75	02/15/29	20,000	16,636
Live Nation Entertainment, Inc. (1)	3.75	01/15/28	15,000	13,759
Live Nation Entertainment, Inc. (1)	4.75	10/15/27	25,000	23,877
Live Nation Entertainment, Inc. (1)	4.88	11/01/24	10,000	9,975
Live Nation Entertainment, Inc. (1)	5.63	03/15/26	30,000	29,658
Live Nation Entertainment, Inc. (1)	6.50	05/15/27	60,000	61,646
Merlin Entertainments Ltd. (1)	5.75	06/15/26	15,000	13,902
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. (1)	4.88	05/01/29	15,000	13,707
Mohegan Gaming & Entertainment (1)	8.00	02/01/26	60,000	53,855
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In (1)	8.50	11/15/27	40,000	43,374
Penn National Gaming, Inc. (1)	4.13	07/01/29	35,000	29,171

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 18.5% (Continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (1)	5.63	09/01/29	$30,000	$24,299
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (1)	5.88	09/01/31	30,000	23,554
Raptor Acquisition Corp./Raptor Co.-Issuer LLC (1)	4.88	11/01/26	15,000	13,706
Resorts World Las Vegas LLC/RWLV Capital, Inc. (1)	4.63	04/16/29	25,000	20,358
Resorts World Las Vegas LLC/RWLV Capital, Inc. (1)	4.63	04/06/31	20,000	15,937
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. (1)	6.63	03/01/30	25,000	22,492
Scientific Games International, Inc. (1)	7.00	05/15/28	25,000	25,465
Scientific Games International, Inc. (1)	7.25	11/15/29	30,000	30,567
Scientific Games International, Inc. (1)	8.63	07/01/25	15,000	15,600
SeaWorld Parks & Entertainment, Inc. (1)	5.25	08/15/29	15,000	13,468
Six Flags Entertainment Corp. (1)	4.88	07/31/24	20,000	19,745
Six Flags Entertainment Corp. (1)	5.50	04/15/27	20,000	18,922
Six Flags Theme Parks, Inc. (1)	7.00	07/01/25	38,000	39,126
Speedway Motorsports LLC/Speedway Funding II, Inc. (1)	4.88	11/01/27	10,000	9,083
Universal Entertainment Corp. (1)	8.50	12/11/24	20,000	19,588
Vail Resorts, Inc. (1)	6.25	05/15/25	10,000	10,236
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (1)	5.13	10/01/29	30,000	26,227
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (1)	7.75	04/15/25	25,000	25,280
				1,363,375
HOME BUILDERS – 0.8%
Forestar Group, Inc. (1)	3.85	05/15/26	30,000	26,553
Thor Industries, Inc. (1)	4.00	10/15/29	25,000	20,286
Winnebago Industries, Inc. (1)	6.25	07/15/28	10,000	9,560
				56,399
INTERNET – 1.5%
GrubHub Holdings, Inc. (1)	5.50	07/01/27	10,000	6,844
Millennium Escrow Corp. (1)	6.63	08/01/26	30,000	23,611
Photo Holdings Merger Sub, Inc. (1)	8.50	10/01/26	30,000	22,129
Rakuten Group, Inc. (1),(2)	5.13	–	15,000	12,159
Rakuten Group, Inc. (1),(2)	6.25	–	55,000	44,550
				109,293
LEISURE TIME – 12.4%
Carnival Corp. (1)	4.00	08/01/28	80,000	69,942
Carnival Corp. (1)	5.75	03/01/27	90,000	72,394
Carnival Corp. (1)	6.00	05/01/29	80,000	61,794
Carnival Corp. (1)	7.63	03/01/26	75,000	64,721
Carnival Corp. (1)	9.88	08/01/27	35,000	36,313
Carnival Corp. (1)	10.50	02/01/26	45,000	47,312
Carnival Corp. (1)	10.50	06/01/30	40,000	35,690
Constellation Merger Sub, Inc. (1)	8.50	09/15/25	10,000	8,816

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 12.4% (Continued)
Life Time, Inc. (1)	5.75	01/15/26	$25,000	$23,532
Life Time, Inc. (1)	8.00	04/15/26	30,000	28,354
Lindblad Expeditions LLC (1)	6.75	02/15/27	15,000	13,799
NCL Corp. Ltd. (1)	3.63	12/15/24	40,000	34,513
NCL Corp. Ltd. (1)	5.88	03/15/26	45,000	36,828
NCL Corp. Ltd. (1)	5.88	02/15/27	45,000	41,468
NCL Finance Ltd. (1)	6.13	03/15/28	30,000	23,268
Royal Caribbean Cruises Ltd.	3.70	03/15/28	15,000	10,424
Royal Caribbean Cruises Ltd. (1)	5.38	07/15/27	75,000	58,315
Royal Caribbean Cruises Ltd. (1)	5.50	08/31/26	25,000	19,811
Royal Caribbean Cruises Ltd. (1)	5.50	04/01/28	40,000	30,086
Royal Caribbean Cruises Ltd.	7.50	10/15/27	15,000	11,945
Royal Caribbean Cruises Ltd. (1)	11.50	06/01/25	70,000	75,082
Viking Cruises Ltd. (1)	5.88	09/15/27	15,000	12,246
Viking Cruises Ltd. (1)	7.00	02/15/29	25,000	20,252
Viking Cruises Ltd. (1)	13.00	05/15/25	15,000	15,903
Viking Ocean Cruises Ship VII Ltd. (1)	5.63	02/15/29	55,000	47,573
VOC Escrow Ltd. (1)	5.00	02/15/28	10,000	8,890
				909,271
LODGING – 12.5%
Boyd Gaming Corp.	4.75	12/01/27	70,000	67,439
Boyd Gaming Corp. (1)	4.75	06/15/31	20,000	18,452
Full House Resorts, Inc. (1)	8.25	02/15/28	15,000	12,247
Genting New York LLC/GENNY Capital, Inc. (1)	3.30	02/15/26	10,000	9,106
Hilton Domestic Operating Co., Inc. (1)	3.63	02/15/32	85,000	73,516
Hilton Domestic Operating Co., Inc. (1)	3.75	05/01/29	20,000	18,194
Hilton Domestic Operating Co., Inc. (1)	4.00	05/01/31	55,000	49,504
Hilton Domestic Operating Co., Inc. (1)	5.38	05/01/25	10,000	10,025
Hilton Domestic Operating Co., Inc. (1)	5.75	05/01/28	40,000	40,281
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (1)	4.88	07/01/31	10,000	8,413
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (1)	5.00	06/01/29	50,000	44,350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	10,000	9,843
Las Vegas Sands Corp.	2.90	06/25/25	15,000	14,072
Las Vegas Sands Corp.	3.20	08/08/24	60,000	58,308
Las Vegas Sands Corp.	3.50	08/18/26	40,000	37,412
Las Vegas Sands Corp.	3.90	08/08/29	30,000	26,832
Marriott Ownership Resorts, Inc. (1)	4.50	06/15/29	30,000	26,094
MGM Resorts International	4.63	09/01/26	25,000	23,287
MGM Resorts International	4.75	10/15/28	10,000	9,075
MGM Resorts International	5.50	04/15/27	45,000	43,731

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 12.5% (Continued)
MGM Resorts International	5.75	06/15/25	$20,000	$19,789
MGM Resorts International	6.75	05/01/25	25,000	25,482
Station Casinos LLC (1)	4.50	02/15/28	35,000	31,802
Station Casinos LLC (1)	4.63	12/01/31	15,000	13,109
MGM Resorts International	5.75	06/15/25	20,000	19,789
MGM Resorts International	6.75	05/01/25	25,000	25,482
Station Casinos LLC (1)	4.50	02/15/28	35,000	31,802
Station Casinos LLC (1)	4.63	12/01/31	15,000	13,109
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (1)	5.88	05/15/25	25,000	23,316
Travel + Leisure Co. (1)	4.50	12/01/29	40,000	34,494
Travel + Leisure Co. (1)	4.63	03/01/30	25,000	20,518
Travel + Leisure Co. (1)	6.63	07/31/26	35,000	35,638
Wyndham Hotels & Resorts, Inc. (1)	4.38	08/15/28	10,000	9,203
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (1)	5.25	05/15/27	30,000	27,898
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (1)	5.50	03/01/25	75,000	73,985
				915,415
MEDIA – 0.4%
Liberty Interactive LLC	8.25	02/01/30	25,000	16,065
Liberty Interactive LLC	8.50	07/15/29	15,000	10,126
				26,191
MISCELLANEOUS MANUFACTURER – 0.2%
Gates Global LLC/Gates Corp. (1)	6.25	01/15/26	15,000	14,681

REAL ESTATE – 4.7%
Cushman & Wakefield US Borrower LLC (1)	6.75	05/15/28	15,000	14,868
Five Point Operating Co. LP/Five Point Capital Corp. (1)	7.88	11/15/25	30,000	25,578
Greystar Real Estate Partners LLC (1)	5.75	12/01/25	15,000	15,003
Howard Hughes Corp. (1)	4.13	02/01/29	40,000	34,462
Howard Hughes Corp. (1)	4.38	02/01/31	20,000	16,963
Howard Hughes Corp. (1)	5.38	08/01/28	20,000	18,758
Hunt Cos, Inc. (1)	5.25	04/15/29	40,000	34,559
Kennedy-Wilson, Inc.	4.75	03/01/29	25,000	22,099
Kennedy-Wilson, Inc.	4.75	02/01/30	45,000	38,743
Newmark Group, Inc.	6.13	11/15/23	20,000	20,129
Realogy Group LLC/Realogy Co.-Issuer Corp. (1)	5.25	04/15/30	20,000	15,995
Realogy Group LLC/Realogy Co.-Issuer Corp. (1)	5.75	01/15/29	60,000	49,148
WeWork Cos LLC/WW Co.-Obligor, Inc. (1)	5.00	07/10/25	20,000	13,778
WeWork Cos, Inc. (1)	7.88	05/01/25	35,000	26,438
				346,521

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer (1)	4.88	05/15/29	$55,000	$50,710
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer (1)	5.88	10/01/28	20,000	19,636
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer (1)	7.50	06/01/25	15,000	15,393
				85,739
RETAIL – 17.2%
Academy Ltd. (1)	6.00	11/15/27	10,000	9,286
Asbury Automotive Group, Inc.	4.50	03/01/28	20,000	18,333
Asbury Automotive Group, Inc. (1)	4.63	11/15/29	55,000	48,675
Asbury Automotive Group, Inc. (1)	5.00	02/15/32	20,000	17,500
At Home Group, Inc. (1)	4.88	07/15/28	10,000	7,875
At Home Group, Inc. (1)	7.13	07/15/29	20,000	13,367
Bath & Body Works, Inc.	5.25	02/01/28	30,000	28,342
Bath & Body Works, Inc. (1)	6.63	10/01/30	30,000	28,700
Bath & Body Works, Inc.	6.75	07/01/36	20,000	18,179
Bath & Body Works, Inc.	6.88	11/01/35	30,000	27,571
Bath & Body Works, Inc.	6.95	03/01/33	40,000	33,561
Bath & Body Works, Inc.	7.50	06/15/29	20,000	19,819
Bed Bath & Beyond, Inc.	3.75	08/01/24	15,000	6,206
Bed Bath & Beyond, Inc.	5.17	08/01/44	15,000	2,663
Carvana Co. (1)	4.88	09/01/29	20,000	11,987
Carvana Co. (1)	5.50	04/15/27	45,000	29,814
Carvana Co. (1)	5.63	10/01/25	25,000	19,171
Carvana Co. (1)	5.88	10/01/28	25,000	15,911
Carvana Co. (1)	10.25	05/01/30	105,000	86,609
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (1)	4.63	01/15/29	25,000	23,374
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (1)	6.75	01/15/30	60,000	49,198
Foot Locker, Inc. (1)	4.00	10/01/29	20,000	15,578
Gap, Inc. (1)	3.63	10/01/29	30,000	22,046
Gap, Inc. (1)	3.88	10/01/31	30,000	21,774
Group 1 Automotive, Inc. (1)	4.00	08/15/28	35,000	31,359
Guitar Center, Inc. (1)	8.50	01/15/26	10,000	9,207
Ken Garff Automotive LLC (1)	4.88	09/15/28	10,000	8,263
LCM Investments Holdings II LLC (1)	4.88	05/01/29	30,000	25,702
Lithia Motors, Inc. (1)	3.88	06/01/29	20,000	17,845
Lithia Motors, Inc. (1)	4.38	01/15/31	10,000	9,090
Lithia Motors, Inc. (1)	4.63	12/15/27	25,000	23,835
LSF9 Atlantis Holdings LLC/Victra Finance Corp. (1)	7.75	02/15/26	25,000	22,677

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 17.2% (Continued)
Macy’s Retail Holdings LLC	4.30	02/15/43	$10,000	$6,215
Macy’s Retail Holdings LLC	5.13	01/15/42	35,000	23,968
Macy’s Retail Holdings LLC (1)	5.88	04/01/29	10,000	8,800
Macy’s Retail Holdings LLC (1)	5.88	03/15/30	10,000	8,589
Macy’s Retail Holdings LLC (1)	6.13	03/15/32	15,000	12,634
Michaels Cos, Inc. (1)	5.25	05/01/28	15,000	12,522
Michaels Cos, Inc. (1)	7.88	05/01/29	70,000	48,123
NMG Holding Co., Inc./Neiman Marcus Group LLC (1)	7.13	04/01/26	45,000	44,085
Nordstrom, Inc.	4.00	03/15/27	15,000	13,758
Nordstrom, Inc.	4.25	08/01/31	25,000	20,283
Nordstrom, Inc.	4.38	04/01/30	15,000	12,607
Nordstrom, Inc.	5.00	01/15/44	40,000	29,405
Nordstrom, Inc.	6.95	03/15/28	15,000	14,944
Party City Holdings, Inc. (1)	8.75	02/15/26	20,000	12,170
Penske Automotive Group, Inc.	3.50	09/01/25	20,000	19,310
Penske Automotive Group, Inc.	3.75	06/15/29	10,000	9,012
PetSmart, Inc./PetSmart Finance Corp. (1)	4.75	02/15/28	50,000	47,578
PetSmart, Inc./PetSmart Finance Corp. (1)	7.75	02/15/29	45,000	43,430
QVC, Inc.	4.38	09/01/28	10,000	7,827
QVC, Inc.	4.45	02/15/25	20,000	19,196
QVC, Inc.	4.75	02/15/27	20,000	16,885
QVC, Inc.	4.85	04/01/24	35,000	34,300
QVC, Inc.	5.45	08/15/34	16,000	11,417
QVC, Inc.	5.95	03/15/43	10,000	6,806
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	15,000	14,998
Sonic Automotive, Inc. (1)	4.63	11/15/29	25,000	21,285
Sonic Automotive, Inc. (1)	4.88	11/15/31	10,000	8,166
Victoria’s Secret & Co. (1)	4.63	07/15/29	20,000	16,588
				1,268,418
TEXTILES – 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (1)	7.50	05/01/25	15,000	10,651
TOTAL CORPORATE BONDS (Cost - $7,476,565)				7,071,715

SHORT-TERM INVESTMENTS – 2.3%
TIME DEPOSITS – 2.3%
Sumitomo Mitsui Trust Bank, London	1.68	08/01/22	168,650	168,650
TOTAL SHORT-TERM INVESTMENTS (Cost - $168,650)				168,650

TOTAL INVESTMENTS – 98.4% (Cost - $7,645,215)				$7,240,365
OTHER ASSETS LESS LIABILITIES – 1.6%				114,962
NET ASSETS – 100.0%				$7,355,327

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2022, amounts to $4,848,220 and represents 65.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$7,071,715	$–	$7,071,715
Time Deposits	–	168,650	–	168,650
Total Investments	$–	$7,240,365	$–	$7,240,365

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.2%
MUTUAL FUND – 0.2%
SPDR Bloomberg Short Term High Yield Bond ETF	400	$10,072
TOTAL COMMON STOCKS (Cost - $9,806)		10,072

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.0%
AGRICULTURE – 2.6%
Darling Ingredients, Inc. (1)	5.25	04/15/27	$25,000	$25,073
Darling Ingredients, Inc. (1)	6.00	06/15/30	40,000	41,422
Turning Point Brands, Inc. (1)	5.63	02/15/26	15,000	13,323
Vector Group Ltd. (1)	5.75	02/01/29	45,000	40,965
Vector Group Ltd. (1)	10.50	11/01/26	25,000	24,369
				145,152
BEVERAGES – 1.1%
Primo Water Holdings, Inc. (1)	4.38	04/30/29	40,000	34,612
Triton Water Holdings, Inc. (1)	6.25	04/01/29	40,000	30,178
				64,790
BUILDING MATERIALS – 0.2%
Victors Merger Corp. (1)	6.38	05/15/29	25,000	14,099

CHEMICALS – 0.8%
Cerdia Finanz GmbH (1)	10.50	02/15/27	25,000	19,991
Diamond BC BV (1)	4.63	10/01/29	30,000	25,462
				45,453
COMMERCIAL SERVICES – 0.3%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. (1)	5.00	02/01/26	20,000	18,114

COSMETICS/PERSONAL CARE – 3.0%
Coty, Inc. (1)	5.00	04/15/26	40,000	39,330
Coty, Inc. (1)	6.50	04/15/26	25,000	24,514
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC (1)	4.75	01/15/29	30,000	27,276
Edgewell Personal Care Co. (1)	4.13	04/01/29	25,000	22,474
Edgewell Personal Care Co. (1)	5.50	06/01/28	40,000	39,285
Oriflame Investment Holding PLC (1)	5.13	05/04/26	25,000	15,225
				168,104
ELECTRIC – 27.6%
Algonquin Power & Utilities Corp.	4.75	01/18/82	35,000	30,950
Calpine Corp. (1)	3.75	03/01/31	50,000	44,495
Calpine Corp. (1)	4.50	02/15/28	55,000	53,433
Calpine Corp. (1)	4.63	02/01/29	25,000	22,515

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 27.6% (Continued)
Calpine Corp. (1)	5.00	02/01/31	$50,000	$44,445
Calpine Corp. (1)	5.13	03/15/28	75,000	70,732
Calpine Corp. (1)	5.25	06/01/26	20,000	20,200
Clearway Energy Operating LLC (1)	3.75	02/15/31	50,000	43,899
Clearway Energy Operating LLC (1)	3.75	01/15/32	20,000	17,077
Clearway Energy Operating LLC (1)	4.75	03/15/28	40,000	38,800
DPL, Inc.	4.13	07/01/25	25,000	24,260
DPL, Inc.	4.35	04/15/29	15,000	13,822
Drax Finco PLC (1)	6.63	11/01/25	25,000	24,795
Electricite de France SA (1),(2)	5.63	-	75,000	71,098
Emera, Inc.	6.75	06/15/76	60,000	59,853
FirstEnergy Corp.	2.05	03/01/25	35,000	33,245
FirstEnergy Corp.	2.65	03/01/30	100,000	88,150
FirstEnergy Corp.	3.40	03/01/50	45,000	33,687
FirstEnergy Corp.	4.40	07/15/27	60,000	58,894
FirstEnergy Corp.	5.35	07/15/47	27,000	24,225
FirstEnergy Corp.	7.38	11/15/31	25,000	29,202
InterGen NV (1)	7.00	06/30/23	20,000	19,292
Leeward Renewable Energy Operations LLC (1)	4.25	07/01/29	15,000	12,487
NextEra Energy Operating Partners LP (1)	3.88	10/15/26	25,000	24,735
NextEra Energy Operating Partners LP (1)	4.25	07/15/24	45,000	44,638
NextEra Energy Operating Partners LP (1)	4.50	09/15/27	25,000	24,750
NRG Energy, Inc. (1)	3.38	02/15/29	20,000	17,276
NRG Energy, Inc. (1)	3.63	02/15/31	35,000	29,362
NRG Energy, Inc. (1)	3.88	02/15/32	80,000	68,558
NRG Energy, Inc. (1)	5.25	06/15/29	30,000	28,164
NRG Energy, Inc.	5.75	01/15/28	65,000	62,797
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (1)	4.50	08/15/28	35,000	32,524
PG&E Corp.	5.00	07/01/28	45,000	41,195
PG&E Corp.	5.25	07/01/30	55,000	49,497
TransAlta Corp.	6.50	03/15/40	15,000	14,406
Vistra Operations Co. LLC (1)	4.38	05/01/29	65,000	60,569
Vistra Operations Co. LLC (1)	5.00	07/31/27	65,000	64,106
Vistra Operations Co. LLC (1)	5.50	09/01/26	50,000	50,725
Vistra Operations Co. LLC (1)	5.63	02/15/27	65,000	65,335
				1,558,193
ELECTRICAL COMPONENTS & EQUIPMENT – 1.4%
Energizer Holdings, Inc. (1)	4.38	03/31/29	40,000	33,124
Energizer Holdings, Inc. (1)	4.75	06/15/28	35,000	29,781
Energizer Holdings, Inc. (1)	6.50	12/31/27	15,000	13,915
				76,820

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENERGY-ALTERNATE SOURCES – 2.3%
Atlantica Sustainable Infrastructure PLC (1)	4.13	06/15/28	$15,000	$13,738
Sunnova Energy Corp. (1)	5.88	09/01/26	15,000	14,118
TerraForm Power Operating LLC (1)	4.75	01/15/30	30,000	27,927
TerraForm Power Operating LLC (1)	5.00	01/31/28	45,000	43,308
Topaz Solar Farms LLC (1)	5.75	09/30/39	29,515	28,725
				127,816
FOOD – 22.4%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	3.25	03/15/26	40,000	37,220
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	3.50	03/15/29	65,000	57,059
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	4.63	01/15/27	60,000	56,791
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	4.88	02/15/30	55,000	50,450
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	5.88	02/15/28	40,000	38,865
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	7.50	03/15/26	20,000	20,676
Aragvi Finance International DAC (1)	8.45	04/29/26	10,000	7,267
B&G Foods, Inc.	5.25	04/01/25	55,000	53,251
B&G Foods, Inc.	5.25	09/15/27	25,000	22,916
C&S Group Enterprises LLC (1)	5.00	12/15/28	15,000	10,893
Chobani LLC/Chobani Finance Corp., Inc. (1)	4.63	11/15/28	20,000	18,060
Chobani LLC/Chobani Finance Corp., Inc. (1)	7.50	04/15/25	30,000	28,962
FAGE International SA/FAGE USA Dairy Industry, Inc. (1)	5.63	08/15/26	10,000	8,908
H-Food Holdings LLC/Hearthside Finance Co., Inc. (1)	8.50	06/01/26	15,000	9,977
Ingles Markets, Inc. (1)	4.00	06/15/31	15,000	13,524
Lamb Weston Holdings, Inc. (1)	4.13	01/31/30	75,000	70,080
Lamb Weston Holdings, Inc. (1)	4.38	01/31/32	10,000	9,396
Lamb Weston Holdings, Inc. (1)	4.88	05/15/28	25,000	24,397
Performance Food Group, Inc. (1)	4.25	08/01/29	50,000	44,500
Performance Food Group, Inc. (1)	5.50	10/15/27	65,000	64,201
Pilgrim’s Pride Corp. (1)	3.50	03/01/32	50,000	42,329
Pilgrim’s Pride Corp. (1)	4.25	04/15/31	50,000	44,923
Pilgrim’s Pride Corp. (1)	5.88	09/30/27	40,000	40,057
Post Holdings, Inc. (1)	4.50	09/15/31	48,000	42,702
Post Holdings, Inc. (1)	4.63	04/15/30	80,000	71,866
Post Holdings, Inc. (1)	5.50	12/15/29	65,000	61,545
Post Holdings, Inc. (1)	5.63	01/15/28	65,000	64,110
Post Holdings, Inc. (1)	5.75	03/01/27	11,000	10,985
Safeway, Inc.	7.25	02/01/31	10,000	9,844

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 22.4% (Continued)
SEG Holding LLC/SEG Finance Corp. (1)	5.63	10/15/28	$10,000	$9,061
Sigma Holdco BV (1)	7.88	05/15/26	20,000	12,049
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed (1)	4.63	03/01/29	45,000	41,185
TreeHouse Foods, Inc.	4.00	09/01/28	20,000	17,431
United Natural Foods, Inc. (1)	6.75	10/15/28	25,000	25,181
US Foods, Inc. (1)	4.63	06/01/30	30,000	27,523
US Foods, Inc. (1)	4.75	02/15/29	35,000	32,745
US Foods, Inc. (1)	6.25	04/15/25	60,000	61,194
				1,262,123
GAS – 2.2%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	35,000	35,228
AmeriGas Partners LP/AmeriGas Finance Corp.	5.63	05/20/24	25,000	25,284
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	25,000	25,214
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	40,000	40,566
				126,292
HOME FURNISHINGS – 1.3%
Tempur Sealy International, Inc. (1)	3.88	10/15/31	45,000	36,562
Tempur Sealy International, Inc. (1)	4.00	04/15/29	40,000	34,534
				71,096
HOUSEHOLD PRODUCTS/WARES – 3.3%
ACCO Brands Corp. (1)	4.25	03/15/29	30,000	26,037
Central Garden & Pet Co.	4.13	10/15/30	35,000	30,387
Central Garden & Pet Co. (1)	4.13	04/30/31	15,000	12,933
Central Garden & Pet Co.	5.13	02/01/28	15,000	13,998
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (1)	5.00	12/31/26	20,000	17,190
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (1)	7.00	12/31/27	30,000	22,808
Spectrum Brands, Inc. (1)	3.88	03/15/31	35,000	28,745
Spectrum Brands, Inc. (1)	5.00	10/01/29	15,000	13,486
Spectrum Brands, Inc.	5.75	07/15/25	20,000	19,930
				185,514
HOUSEWARES – 5.6%
American Greetings Corp. (1)	8.75	04/15/25	25,000	24,131
CD&R Smokey Buyer, Inc. (1)	6.75	07/15/25	35,000	33,019
Newell Brands, Inc.	4.45	04/01/26	95,000	93,942
Newell Brands, Inc.	4.88	06/01/25	35,000	35,394
Newell Brands, Inc.	5.63	04/01/36	10,000	9,227
Newell Brands, Inc.	5.75	04/01/46	45,000	38,603
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	16,527
Scotts Miracle-Gro Co.	4.38	02/01/32	40,000	32,852
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	12,847

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEWARES – 5.6% (Continued)
SWF Escrow Issuer Corp. (1)	6.50	10/01/29	$30,000	$21,371
				317,913
LEISURE TIME – 0.7%
MajorDrive Holdings IV LLC (1)	6.38	06/01/29	25,000	18,908
Vista Outdoor, Inc. (1)	4.50	03/15/29	25,000	19,069
				37,977
PHARMACEUTICALS – 1.6%
BellRing Brands, Inc. (1)	7.00	03/15/30	40,000	38,746
Herbalife Nutrition Ltd./HLF Financing, Inc. (1)	7.88	09/01/25	40,000	37,611
HLF Financing Sarl LLC/Herbalife International, Inc. (1)	4.88	06/01/29	20,000	14,822
				91,179
RETAIL – 18.6%
1011778 BC ULC/New Red Finance, Inc. (1)	3.50	02/15/29	50,000	45,618
1011778 BC ULC/New Red Finance, Inc. (1)	3.88	01/15/28	80,000	74,105
1011778 BC ULC/New Red Finance, Inc. (1)	4.00	10/15/30	145,000	126,346
1011778 BC ULC/New Red Finance, Inc. (1)	4.38	01/15/28	30,000	27,852
1011778 BC ULC/New Red Finance, Inc. (1)	5.75	04/15/25	20,000	20,275
99 Escrow Issuer, Inc. (1)	7.50	01/15/26	15,000	10,162
Arko Corp. (1)	5.13	11/15/29	20,000	16,828
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC (1)	5.13	04/15/29	10,000	8,788
Brinker International, Inc. (1)	5.00	10/01/24	30,000	28,685
Carrols Restaurant Group, Inc. (1)	5.88	07/01/29	15,000	10,798
CEC Entertainment LLC (1)	6.75	05/01/26	35,000	32,764
Dave & Buster’s, Inc. (1)	7.63	11/01/25	20,000	20,163
eG Global Finance PLC (1)	6.75	02/07/25	55,000	52,689
eG Global Finance PLC (1)	8.50	10/30/25	15,000	14,704
Ferrellgas LP/Ferrellgas Finance Corp. (1)	5.38	04/01/26	30,000	27,938
Ferrellgas LP/Ferrellgas Finance Corp. (1)	5.88	04/01/29	40,000	35,154
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. (1)	7.00	08/15/28	15,000	9,745
IRB Holding Corp. (1)	7.00	06/15/25	35,000	35,840
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (1)	4.75	06/01/27	35,000	35,134
Marks & Spencer PLC (1)	7.13	12/01/37	15,000	14,444
Murphy Oil USA, Inc. (1)	3.75	02/15/31	20,000	18,274
Murphy Oil USA, Inc.	4.75	09/15/29	35,000	33,904
Murphy Oil USA, Inc.	5.63	05/01/27	15,000	14,796
Papa John’s International, Inc. (1)	3.88	09/15/29	20,000	17,525
Rite Aid Corp. (1)	7.50	07/01/25	23,000	20,058
Rite Aid Corp. (1)	8.00	11/15/26	50,000	42,475
Sizzling Platter LLC/Sizzling Platter Finance Corp. (1)	8.50	11/28/25	15,000	13,160
Yum! Brands, Inc.	3.63	03/15/31	60,000	54,375
Yum! Brands, Inc.	3.88	11/01/23	25,000	24,969
Yum! Brands, Inc.	4.63	01/31/32	35,000	33,349

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.6% (Continued)
Yum! Brands, Inc. (1)	4.75	01/15/30	$60,000	$58,479
Yum! Brands, Inc.	5.35	11/01/43	25,000	21,390
Yum! Brands, Inc.	5.38	04/01/32	50,000	49,485
				1,050,271
TOYS/GAMES/HOBBIES – 2.0%
Mattel, Inc. (1)	3.38	04/01/26	30,000	28,492
Mattel, Inc. (1)	3.75	04/01/29	30,000	27,757
Mattel, Inc.	5.45	11/01/41	15,000	13,697
Mattel, Inc. (1)	5.88	12/15/27	30,000	30,715
Mattel, Inc.	6.20	10/01/40	10,000	9,841
				110,502
TOTAL CORPORATE BONDS (Cost - $5,780,965)				5,471,408

SHORT-TERM INVESTMENTS – 2.0%
TIME DEPOSITS – 1.8%
Sumitomo, Tokyo	1.68	08/01/22	103,333	103,333
U.S. GOVERNMENT OBLIGATIONS – 0.2%
U.S. Treasury Bill	ZCP	12/29/22	10,000	9,888
TOTAL SHORT-TERM INVESTMENTS (Cost - $113,233)				113,221

TOTAL INVESTMENTS – 99.2% (Cost - $5,904,004)				$5,594,701
OTHER ASSETS LESS LIABILITIES – 0.8%				45,448
NET ASSETS – 100.0%				$5,640,149

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2022, amounts to $4,117,978 and represented 73.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date. ZCP Indicates a zero coupon rate.

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,072	$–	$–	$10,072
Corporate Bonds	–	5,471,408	–	5,471,408
Time Deposits	–	103,333	–	103,333
U.S. Government Obligations	–	9,888	–	9,888
Total Investments	$10,702	$5,584,629	$–	$5,594,701

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.1%
ADVERTISING – 1.1%
Advantage Sales & Marketing, Inc. (1)	6.50	11/15/28	$25,000	$22,809
Clear Channel Outdoor Holdings, Inc. (1)	5.13	08/15/27	45,000	41,733
National CineMedia LLC (1)	5.88	04/15/28	10,000	7,251
Outfront Media Capital LLC/Outfront Media Capital Corp. (1)	4.25	01/15/29	20,000	17,119
Outfront Media Capital LLC/Outfront Media Capital Corp. (1)	4.63	03/15/30	15,000	12,692
Outfront Media Capital LLC/Outfront Media Capital Corp. (1)	5.00	08/15/27	25,000	23,655
Stagwell Global LLC (1)	5.63	08/15/29	25,000	20,990
Summer BC Bidco B LLC (1)	5.50	10/31/26	10,000	8,690
				154,939
AEROSPACE/DEFENSE – 2.4%
Spirit AeroSystems, Inc. (1)	7.50	04/15/25	35,000	34,907
TransDigm, Inc.	4.63	01/15/29	50,000	45,058
TransDigm, Inc.	4.88	05/01/29	45,000	40,326
TransDigm, Inc.	5.50	11/15/27	50,000	47,280
TransDigm, Inc. (1)	6.25	03/15/26	100,000	100,651
TransDigm, Inc.	6.38	06/15/26	15,000	14,942
TransDigm, Inc.	7.50	03/15/27	10,000	10,178
TransDigm, Inc. (1)	8.00	12/15/25	35,000	36,312
Triumph Group, Inc. (1)	8.88	06/01/24	15,000	15,532
				345,186
AIRLINES – 1.0%
American Airlines, Inc. (1)	11.75	07/15/25	75,000	83,355
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (1)	5.75	01/20/26	35,000	34,073
United Airlines Holdings, Inc.	4.88	01/15/25	20,000	19,153
				136,581
APPAREL – 0.2%
Crocs, Inc. (1)	4.13	08/15/31	30,000	23,295

AUTO MANUFACTURERS – 1.0%
Jaguar Land Rover Automotive PLC (1)	5.88	01/15/28	35,000	27,441
Jaguar Land Rover Automotive PLC (1)	7.75	10/15/25	50,000	47,970
JB Poindexter & Co., Inc. (1)	7.13	04/15/26	15,000	14,654
Mclaren Finance PLC (1)	7.50	08/01/26	25,000	21,751
PM General Purchaser LLC (1)	9.50	10/01/28	15,000	13,058
Wabash National Corp. (1)	4.50	10/15/28	20,000	16,488
				141,362
AUTO PARTS & EQUIPMENT – 1.9%
Adient Global Holdings Ltd. (1)	4.88	08/15/26	25,000	23,411
American Axle & Manufacturing, Inc.	5.00	10/01/29	20,000	17,528

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 1.9% (Continued)
American Axle & Manufacturing, Inc.	6.50	04/01/27	$15,000	$14,424
American Axle & Manufacturing, Inc.	6.88	07/01/28	15,000	14,199
Clarios Global LP/Clarios US Finance Co. (1)	6.25	05/15/26	65,000	65,472
Goodyear Tire & Rubber Co.	4.88	03/15/27	30,000	28,592
Goodyear Tire & Rubber Co.	5.00	05/31/26	25,000	24,596
Goodyear Tire & Rubber Co.	5.25	04/30/31	15,000	13,486
Goodyear Tire & Rubber Co.	5.25	07/15/31	20,000	17,421
Goodyear Tire & Rubber Co.	5.63	04/30/33	10,000	8,786
Goodyear Tire & Rubber Co.	9.50	05/31/25	25,000	26,373
Tenneco, Inc.	5.00	07/15/26	20,000	19,674
				273,962
BANKS – 0.3%
Freedom Mortgage Corp. (1)	6.63	01/15/27	20,000	15,392
Freedom Mortgage Corp. (1)	7.63	05/01/26	25,000	20,596
Freedom Mortgage Corp. (1)	8.13	11/15/24	15,000	13,464
				49,452
BEVERAGES – 0.2%
Primo Water Holdings, Inc. (1)	4.38	04/30/29	30,000	25,959

BIOTECHNOLOGY – 0.2%
Emergent BioSolutions, Inc. (1)	3.88	08/15/28	10,000	7,620
Grifols Escrow Issuer SA (1)	4.75	10/15/28	20,000	17,754
				25,374
BUILDING MATERIALS – 1.1%
Eco Material Technologies, Inc. (1)	7.88	01/31/27	15,000	13,362
Griffon Corp.	5.75	03/01/28	30,000	28,773
JELD-WEN, Inc. (1)	4.63	12/15/25	10,000	9,237
JELD-WEN, Inc. (1)	4.88	12/15/27	10,000	8,290
Koppers, Inc. (1)	6.00	02/15/25	20,000	19,077
MIWD Holdco II LLC/MIWD Finance Corp. (1)	5.50	02/01/30	15,000	12,718
New Enterprise Stone & Lime Co., Inc. (1)	5.25	07/15/28	15,000	13,108
PGT Innovations, Inc. (1)	4.38	10/01/29	15,000	13,571
SRM Escrow Issuer LLC (1)	6.00	11/01/28	35,000	32,556
				150,692
CHEMICALS – 2.2%
ASP Unifrax Holdings, Inc. (1)	5.25	09/30/28	25,000	21,047
Axalta Coating Systems LLC (1)	3.38	02/15/29	15,000	13,095
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV (1)	4.75	06/15/27	15,000	14,353
Cerdia Finanz GmbH (1)	10.50	02/15/27	20,000	15,993
Cornerstone Chemical Co. (1)	6.75	08/15/24	10,000	8,833

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.2% (Continued)
CVR Partners LP/CVR Nitrogen Finance Corp. (1)	6.13	06/15/28	$15,000	$13,670
Diamond BC BV (1)	4.63	10/01/29	30,000	25,462
EverArc Escrow Sarl (1)	5.00	10/30/29	15,000	13,199
Mativ, Inc. (1)	6.88	10/01/26	10,000	8,825
Olympus Water US Holding Corp. (1)	4.25	10/01/28	20,000	16,963
Rain CII Carbon LLC/CII Carbon Corp. (1)	7.25	04/01/25	20,000	18,954
Rayonier AM Products, Inc. (1)	7.63	01/15/26	10,000	8,976
SCIH Salt Holdings, Inc. (1)	4.88	05/01/28	30,000	26,129
SCIL IV LLC/SCIL USA Holdings LLC (1)	5.38	11/01/26	20,000	16,788
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (1)	5.13	04/01/29	15,000	10,499
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (1)	5.38	09/01/25	10,000	8,652
Tronox, Inc. (1)	4.63	03/15/29	30,000	25,913
WR Grace Holdings LLC (1)	4.88	06/15/27	25,000	23,969
WR Grace Holdings LLC (1)	5.63	08/15/29	30,000	25,395
				316,715
COMMERCIAL SERVICES – 5.8%
Adtalem Global Education, Inc. (1)	5.50	03/01/28	25,000	23,461
Albion Financing 2Sarl (1)	8.75	04/15/27	15,000	13,464
Allied Universal Holdco LLC/Allied Universal Finance Corp. (1)	6.63	07/15/26	50,000	48,506
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (1)	4.63	06/01/28	75,000	66,765
APi Group DE, Inc. (1)	4.13	07/15/29	15,000	12,506
APX Group, Inc. (1)	6.75	02/15/27	20,000	19,842
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (1)	5.38	03/01/29	25,000	22,836
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (1)	5.75	07/15/27	25,000	23,905
Carriage Services, Inc. (1)	4.25	05/15/29	10,000	8,713
Cimpress PLC (1)	7.00	06/15/26	15,000	12,556
CoreLogic, Inc. (1)	4.50	05/01/28	20,000	15,475
Deluxe Corp. (1)	8.00	06/01/29	15,000	13,130
Garda World Security Corp. (1)	4.63	02/15/27	15,000	13,558
HealthEquity, Inc. (1)	4.50	10/01/29	15,000	13,989
Herc Holdings, Inc. (1)	5.50	07/15/27	35,000	35,089
Hertz Corp. (1)	4.63	12/01/26	15,000	13,375
Hertz Corp. (1)	5.00	12/01/29	35,000	30,003
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. (1)	5.00	02/01/26	10,000	9,057
MoneyGram International, Inc. (1)	5.38	08/01/26	10,000	9,861
MPH Acquisition Holdings LLC (1)	5.50	09/01/28	30,000	27,971
MPH Acquisition Holdings LLC (1)	5.75	11/01/28	40,000	34,111
NESCO Holdings II, Inc. (1)	5.50	04/15/29	35,000	30,443
Nielsen Co. Luxembourg Sarl (1)	5.00	02/01/25	10,000	9,847
Nielsen Finance LLC/Nielsen Finance Co. (1)	4.50	07/15/29	25,000	23,540

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 5.8% (Continued)
Nielsen Finance LLC/Nielsen Finance Co. (1)	4.75	07/15/31	$25,000	$23,796
Nielsen Finance LLC/Nielsen Finance Co. (1)	5.63	10/01/28	30,000	29,463
Nielsen Finance LLC/Nielsen Finance Co. (1)	5.88	10/01/30	20,000	19,656
Paysafe Finance PLC/Paysafe Holdings US Corp. (1)	4.00	06/15/29	20,000	15,349
Prime Security Services Borrower LLC/Prime Finance, Inc. (1)	6.25	01/15/28	35,000	32,169
PROG Holdings, Inc. (1)	6.00	11/15/29	20,000	16,463
Rent-A-Center, Inc./TX (1)	6.38	02/15/29	15,000	11,935
Sabre GLBL, Inc. (1)	7.38	09/01/25	25,000	24,822
Sabre GLBL, Inc. (1)	9.25	04/15/25	20,000	20,373
Sotheby’s (1)	7.38	10/15/27	30,000	28,943
WASH Multifamily Acquisition, Inc. (1)	5.75	04/15/26	25,000	24,966
Williams Scotsman International, Inc. (1)	4.63	08/15/28	15,000	14,085
WW International, Inc. (1)	4.50	04/15/29	15,000	10,987
ZipRecruiter, Inc. (1)	5.00	01/15/30	15,000	13,421
				818,431
COMPUTERS – 0.9%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. (1)	6.00	11/01/29	15,000	12,659
NCR Corp. (1)	5.00	10/01/28	25,000	23,816
NCR Corp. (1)	5.13	04/15/29	50,000	48,114
NCR Corp. (1)	5.25	10/01/30	30,000	28,985
Presidio Holdings, Inc. (1)	4.88	02/01/27	15,000	14,466
				128,040
COSMETICS/PERSONAL CARE – 0.2%
Coty, Inc. (1)	6.50	04/15/26	20,000	19,611
Oriflame Investment Holding PLC (1)	5.13	05/04/26	15,000	9,135
				28,746
DISTRIBUTION/WHOLESALE – 0.3%
American Builders & Contractors Supply Co., Inc. (1)	3.88	11/15/29	10,000	8,562
H&E Equipment Services, Inc. (1)	3.88	12/15/28	30,000	26,092
IAA, Inc. (1)	5.50	06/15/27	15,000	15,014
				49,668
DIVERSIFIED FINANCIAL SERVICES – 2.0%
AG Issuer LLC (1)	6.25	03/01/28	15,000	13,429
Castlelake Aviation Finance DAC (1)	5.00	04/15/27	10,000	8,426
Enova International, Inc. (1)	8.50	09/15/25	20,000	18,452
Finance of America Funding LLC (1)	7.88	11/15/25	10,000	7,804
Home Point Capital, Inc. (1)	5.00	02/01/26	10,000	6,898
LD Holdings Group LLC (1)	6.13	04/01/28	30,000	18,300
LD Holdings Group LLC (1)	6.50	11/01/25	15,000	9,649
LFS Topco LLC (1)	5.88	10/15/26	35,000	28,772

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 2.0% (Continued)
Nationstar Mortgage Holdings, Inc. (1)	5.13	12/15/30	$25,000	$20,821
Nationstar Mortgage Holdings, Inc. (1)	5.50	08/15/28	20,000	17,621
Nationstar Mortgage Holdings, Inc. (1)	5.75	11/15/31	25,000	20,938
Nationstar Mortgage Holdings, Inc. (1)	6.00	01/15/27	20,000	18,556
NFP Corp. (1)	4.88	08/15/28	15,000	13,676
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. (1)	6.38	02/01/27	10,000	9,632
PHH Mortgage Corp. (1)	7.88	03/15/26	10,000	9,365
Provident Funding Associates LP/PFG Finance Corp. (1)	6.38	06/15/25	25,000	22,666
VistaJet Malta Finance PLC/XO Management Holding, Inc. (1)	6.38	02/01/30	40,000	34,910
VistaJet Malta Finance PLC/XO Management Holding, Inc. (1)	7.88	05/01/27	10,000	9,222
				289,137
ELECTRIC – 0.7%
Calpine Corp. (1)	5.00	02/01/31	50,000	44,445
Calpine Corp. (1)	5.13	03/15/28	45,000	42,439
InterGen NV (1)	7.00	06/30/23	10,000	9,646
				96,530
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc. (1)	4.38	03/31/29	25,000	20,702
Energizer Holdings, Inc. (1)	4.75	06/15/28	20,000	17,018
				37,720
ELECTRONICS – 0.3%
II-VI, Inc. (1)	5.00	12/15/29	30,000	28,615
Likewize Corp. (1)	9.75	10/15/25	10,000	9,541
				38,156
ENERGY-ALTERNATE SOURCES – 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. (1)	6.50	01/15/26	20,000	19,858
Sunnova Energy Corp. (1)	5.88	09/01/26	10,000	9,412
				29,270
ENGINEERING & CONSTRUCTION – 0.5%
Artera Services LLC (1)	9.03	12/04/25	30,000	24,455
Brundage-Bone Concrete Pumping Holdings, Inc. (1)	6.00	02/01/26	10,000	8,982
HTA Group Ltd./Mauritius (1)	7.00	12/18/25	20,000	17,756
Promontoria Holding 264 BV (1)	7.88	03/01/27	10,000	9,178
Tutor Perini Corp. (1)	6.88	05/01/25	10,000	8,926
				69,297
ENTERTAINMENT – 5.3%
Affinity Gaming (1)	6.88	12/15/27	15,000	13,035
Banijay Entertainment SASU (1)	5.38	03/01/25	10,000	9,555
Boyne USA, Inc. (1)	4.75	05/15/29	15,000	14,063
Caesars Entertainment, Inc. (1)	6.25	07/01/25	115,000	114,855
Caesars Resort Collection LLC/CRC Finco, Inc. (1)	5.75	07/01/25	25,000	25,033

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 5.3% (Continued)
CDI Escrow Issuer, Inc. (1)	5.75	04/01/30	$35,000	$34,257
Cedar Fair LP	5.25	07/15/29	20,000	19,155
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	10,000	9,761
Churchill Downs, Inc. (1)	4.75	01/15/28	15,000	14,242
Churchill Downs, Inc. (1)	5.50	04/01/27	20,000	19,949
Cinemark USA, Inc. (1)	5.25	07/15/28	30,000	26,795
Jacobs Entertainment, Inc. (1)	6.75	02/15/29	15,000	12,477
Lions Gate Capital Holdings LLC (1)	5.50	04/15/29	25,000	20,416
Live Nation Entertainment, Inc. (1)	3.75	01/15/28	10,000	9,173
Live Nation Entertainment, Inc. (1)	4.75	10/15/27	25,000	23,877
Live Nation Entertainment, Inc. (1)	4.88	11/01/24	20,000	19,951
Live Nation Entertainment, Inc. (1)	6.50	05/15/27	60,000	61,646
Merlin Entertainments Ltd. (1)	5.75	06/15/26	10,000	9,268
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. (1)	4.88	05/01/29	15,000	13,707
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In (1)	8.50	11/15/27	40,000	43,374
Penn National Gaming, Inc. (1)	5.63	01/15/27	25,000	23,261
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (1)	5.63	09/01/29	35,000	28,349
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (1)	5.88	09/01/31	20,000	15,702
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. (1)	6.63	03/01/30	25,000	22,492
Scientific Games International, Inc. (1)	7.00	05/15/28	25,000	25,465
Scientific Games International, Inc. (1)	7.25	11/15/29	20,000	20,378
Scientific Games International, Inc. (1)	8.63	07/01/25	25,000	26,000
Six Flags Entertainment Corp. (1)	4.88	07/31/24	25,000	24,681
Six Flags Entertainment Corp. (1)	5.50	04/15/27	10,000	9,461
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (1)	5.13	10/01/29	20,000	17,484
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (1)	7.75	04/15/25	20,000	20,224
				748,086
ENVIRONMENTAL CONTROL – 0.9%
Covanta Holding Corp. (1)	4.88	12/01/29	20,000	17,857
Covanta Holding Corp.	5.00	09/01/30	10,000	8,753
GFL Environmental, Inc. (1)	4.00	08/01/28	20,000	18,072
GFL Environmental, Inc. (1)	4.38	08/15/29	15,000	13,408
GFL Environmental, Inc. (1)	4.75	06/15/29	45,000	41,455
Harsco Corp. (1)	5.75	07/31/27	15,000	11,413
Madison IAQ LLC (1)	4.13	06/30/28	20,000	17,726
				128,684
FOOD – 2.5%
Aragvi Finance International DAC (1)	8.45	04/29/26	20,000	14,534

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.5% (Continued)
B&G Foods, Inc.	5.25	04/01/25	$25,000	$24,205
B&G Foods, Inc.	5.25	09/15/27	15,000	13,749
Chobani LLC/Chobani Finance Corp., Inc. (1)	4.63	11/15/28	15,000	13,545
Performance Food Group, Inc. (1)	4.25	08/01/29	30,000	26,700
Performance Food Group, Inc. (1)	5.50	10/15/27	30,000	29,631
Post Holdings, Inc. (1)	4.50	09/15/31	24,000	21,351
Post Holdings, Inc. (1)	4.63	04/15/30	50,000	44,917
Post Holdings, Inc. (1)	5.50	12/15/29	55,000	52,077
Post Holdings, Inc. (1)	5.63	01/15/28	40,000	39,452
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (1)	4.63	03/01/29	25,000	22,881
United Natural Foods, Inc. (1)	6.75	10/15/28	15,000	15,109
US Foods, Inc. (1)	4.63	06/01/30	15,000	13,761
US Foods, Inc. (1)	4.75	02/15/29	30,000	28,067
				359,979
FOOD SERVICE – 0.9%
Aramark Services, Inc. (1)	5.00	04/01/25	20,000	19,970
Aramark Services, Inc. (1)	5.00	02/01/28	50,000	48,966
Aramark Services, Inc. (1)	6.38	05/01/25	40,000	40,123
TKC Holdings, Inc. (1)	6.88	05/15/28	15,000	13,135
				122,194
FOREST PRODUCTS & PAPER – 0.2%
Glatfelter Corp. (1)	4.75	11/15/29	15,000	10,255
Mercer International, Inc.	5.13	02/01/29	25,000	23,464
				33,719
HEALTHCARE-PRODUCTS – 1.4%
Medline Borrower LP (1)	3.88	04/01/29	140,000	126,724
Medline Borrower LP (1)	5.25	10/01/29	75,000	67,869
				194,593
HEALTHCARE-SERVICES – 5.9%
Acadia Healthcare Co., Inc. (1)	5.00	04/15/29	10,000	9,702
Acadia Healthcare Co., Inc. (1)	5.50	07/01/28	10,000	9,890
Akumin, Inc. (1)	7.00	11/01/25	40,000	33,177
Catalent Pharma Solutions, Inc. (1)	3.13	02/15/29	25,000	22,191
Catalent Pharma Solutions, Inc. (1)	3.50	04/01/30	20,000	17,915
Catalent Pharma Solutions, Inc. (1)	5.00	07/15/27	25,000	25,058
CHS/Community Health Systems, Inc. (1)	4.75	02/15/31	40,000	32,305
CHS/Community Health Systems, Inc. (1)	5.25	05/15/30	50,000	42,134
CHS/Community Health Systems, Inc. (1)	5.63	03/15/27	65,000	57,986
CHS/Community Health Systems, Inc. (1)	6.00	01/15/29	25,000	21,881
CHS/Community Health Systems, Inc. (1)	8.00	03/15/26	75,000	71,899

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.9% (Continued)
DaVita, Inc. (1)	3.75	02/15/31	$35,000	$26,683
DaVita, Inc. (1)	4.63	06/01/30	100,000	82,191
Encompass Health Corp.	4.50	02/01/28	25,000	23,188
Encompass Health Corp.	4.63	04/01/31	10,000	8,990
Encompass Health Corp.	4.75	02/01/30	25,000	23,110
Global Medical Response, Inc. (1)	6.50	10/01/25	20,000	18,603
Legacy LifePoint Health LLC (1)	4.38	02/15/27	20,000	17,785
Legacy LifePoint Health LLC (1)	6.75	04/15/25	20,000	19,606
ModivCare Escrow Issuer, Inc. (1)	5.00	10/01/29	15,000	13,743
ModivCare, Inc. (1)	5.88	11/15/25	15,000	14,649
Prime Healthcare Services, Inc. (1)	7.25	11/01/25	20,000	17,638
RP Escrow Issuer LLC (1)	5.25	12/15/25	20,000	18,003
Select Medical Corp. (1)	6.25	08/15/26	30,000	30,082
Syneos Health, Inc. (1)	3.63	01/15/29	20,000	17,925
Tenet Healthcare Corp. (1)	4.63	09/01/24	20,000	19,808
Tenet Healthcare Corp. (1)	6.13	10/01/28	75,000	73,212
Tenet Healthcare Corp. (1)	6.25	02/01/27	60,000	60,800
US Acute Care Solutions LLC (1)	6.38	03/01/26	15,000	13,993
				844,147
HOLDING COMPANIES-DIVERS – 0.3%
Stena International SA (1)	6.13	02/01/25	40,000	38,380

HOME BUILDERS – 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co. (1)	4.63	08/01/29	10,000	7,764
Ashton Woods USA LLC/Ashton Woods Finance Co. (1)	4.63	04/01/30	25,000	19,011
Beazer Homes USA, Inc.	5.88	10/15/27	30,000	26,461
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (1)	4.88	02/15/30	20,000	15,523
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (1)	6.25	09/15/27	20,000	18,025
Picasso Finance Sub, Inc. (1)	6.13	06/15/25	10,000	10,142
Shea Homes LP/Shea Homes Funding Corp. (1)	4.75	02/15/28	20,000	16,845
Thor Industries, Inc. (1)	4.00	10/15/29	10,000	8,114
				121,885
HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (1)	5.00	12/31/26	10,000	8,595
Spectrum Brands, Inc. (1)	3.88	03/15/31	25,000	20,532
Spectrum Brands, Inc.	5.75	07/15/25	25,000	24,913
				54,040
HOUSEWARES – 0.4%
CD&R Smokey Buyer, Inc. (1)	6.75	07/15/25	15,000	14,151

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEWARES – 0.4% (Continued)
Scotts Miracle-Gro Co.	4.00	04/01/31	$20,000	$16,527
Scotts Miracle-Gro Co.	4.50	10/15/29	25,000	21,412
				52,090
INSURANCE – 0.6%
Acrisure LLC/Acrisure Finance, Inc. (1)	4.25	02/15/29	25,000	22,140
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer (1)	4.25	10/15/27	25,000	23,335
AmWINS Group, Inc. (1)	4.88	06/30/29	25,000	22,788
Ryan Specialty Group LLC (1)	4.38	02/01/30	15,000	13,556
				81,819
INTERNET – 2.5%
ANGI Group LLC (1)	3.88	08/15/28	15,000	12,248
Arches Buyer, Inc. (1)	4.25	06/01/28	35,000	30,020
Cablevision Lightpath LLC (1)	3.88	09/15/27	35,000	31,156
Cogent Communications Group, Inc. (1)	7.00	06/15/27	15,000	15,074
GrubHub Holdings, Inc. (1)	5.50	07/01/27	15,000	10,266
Millennium Escrow Corp. (1)	6.63	08/01/26	20,000	15,741
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. (1)	4.75	04/30/27	10,000	8,701
Photo Holdings Merger Sub, Inc. (1)	8.50	10/01/26	30,000	22,129
Rakuten Group, Inc. (1),(2)	5.13	–	25,000	20,265
Rakuten Group, Inc. (1),(2)	6.25	–	40,000	32,400
TripAdvisor, Inc. (1)	7.00	07/15/25	10,000	9,989
Uber Technologies, Inc. (1)	4.50	08/15/29	35,000	31,348
Uber Technologies, Inc. (1)	6.25	01/15/28	15,000	14,774
Uber Technologies, Inc. (1)	7.50	05/15/25	50,000	50,834
Uber Technologies, Inc. (1)	7.50	09/15/27	55,000	55,756
				360,701
INVESTMENT COMPANIES – 0.3%
Compass Group Diversified Holdings LLC (1)	5.25	04/15/29	55,000	48,663

IRON/STEEL – 0.4%
ATI, Inc.	4.88	10/01/29	10,000	8,569
ATI, Inc.	5.13	10/01/31	25,000	20,549
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (1)	8.75	07/15/26	25,000	20,836
Cleveland-Cliffs, Inc.	6.25	10/01/40	10,000	8,665
TMS International Corp./DE (1)	6.25	04/15/29	10,000	6,690
				65,309
LEISURE TIME – 3.6%
Carnival Corp. (1)	5.75	03/01/27	80,000	64,350
Carnival Corp. (1)	6.00	05/01/29	55,000	42,483
Carnival Corp. (1)	7.63	03/01/26	65,000	56,091
Carnival Corp. (1)	9.88	08/01/27	45,000	46,688

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 3.6% (Continued)
Carnival Corp. (1)	10.50	02/01/26	$20,000	$21,028
Carnival Corp. (1)	10.50	06/01/30	25,000	22,306
Life Time, Inc. (1)	5.75	01/15/26	25,000	23,532
Lindblad Expeditions LLC (1)	6.75	02/15/27	10,000	9,199
NCL Corp. Ltd. (1)	5.88	02/15/27	25,000	23,038
Royal Caribbean Cruises Ltd.	3.70	03/15/28	50,000	34,747
Royal Caribbean Cruises Ltd. (1)	4.25	07/01/26	25,000	19,687
Royal Caribbean Cruises Ltd. (1)	5.38	07/15/27	25,000	19,438
Royal Caribbean Cruises Ltd. (1)	5.50	08/31/26	50,000	39,623
Royal Caribbean Cruises Ltd. (1)	5.50	04/01/28	35,000	26,325
Viking Cruises Ltd. (1)	13.00	05/15/25	40,000	42,408
VOC Escrow Ltd. (1)	5.00	02/15/28	25,000	22,224
				513,167
LODGING – 2.4%
Boyd Gaming Corp.	4.75	12/01/27	50,000	48,171
Boyd Gaming Corp. (1)	4.75	06/15/31	25,000	23,065
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (1)	4.88	07/01/31	10,000	8,413
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (1)	5.00	06/01/29	30,000	26,610
Marriott Ownership Resorts, Inc. (1)	4.50	06/15/29	20,000	17,396
MGM Resorts International	4.63	09/01/26	15,000	13,972
MGM Resorts International	4.75	10/15/28	20,000	18,151
MGM Resorts International	5.50	04/15/27	20,000	19,436
MGM Resorts International	5.75	06/15/25	25,000	24,736
MGM Resorts International	6.75	05/01/25	20,000	20,386
Station Casinos LLC (1)	4.50	02/15/28	25,000	22,715
Station Casinos LLC (1)	4.63	12/01/31	10,000	8,740
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (1)	5.25	05/15/27	45,000	41,847
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (1)	5.50	03/01/25	50,000	49,323
				342,961
MACHINERY-CONSTRUCTION & MINING – 0.4%
Manitowoc Co., Inc. (1)	9.00	04/01/26	10,000	9,327
Terex Corp. (1)	5.00	05/15/29	25,000	22,342
Vertiv Group Corp. (1)	4.13	11/15/28	25,000	22,181
				53,850
MACHINERY-DIVERSIFIED – 0.4%
ATS Automation Tooling Systems, Inc. (1)	4.13	12/15/28	10,000	8,878
TK Elevator US Newco, Inc. (1)	5.25	07/15/27	45,000	43,256
				52,134

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 8.6%
Altice Financing SA (1)	5.00	01/15/28	$30,000	$26,492
Altice Financing SA (1)	5.75	08/15/29	70,000	61,273
Audacy Capital Corp. (1)	6.75	03/31/29	15,000	7,273
Cable One, Inc. (1)	4.00	11/15/30	15,000	13,354
CSC Holdings LLC (1)	4.63	12/01/30	100,000	76,229
CSC Holdings LLC	5.25	06/01/24	20,000	19,823
CSC Holdings LLC (1)	5.75	01/15/30	60,000	48,636
CSC Holdings LLC (1)	7.50	04/01/28	25,000	23,017
Cumulus Media New Holdings, Inc. (1)	6.75	07/01/26	10,000	8,947
DISH DBS Corp.	5.13	06/01/29	50,000	32,750
DISH DBS Corp. (1)	5.25	12/01/26	60,000	52,012
DISH DBS Corp. (1)	5.75	12/01/28	60,000	48,787
DISH DBS Corp.	5.88	11/15/24	50,000	46,145
DISH DBS Corp.	7.38	07/01/28	45,000	32,198
DISH DBS Corp.	7.75	07/01/26	85,000	70,787
GCI LLC (1)	4.75	10/15/28	20,000	18,254
Gray Escrow II, Inc. (1)	5.38	11/15/31	60,000	53,094
Gray Television, Inc. (1)	4.75	10/15/30	15,000	12,931
Gray Television, Inc. (1)	7.00	05/15/27	35,000	35,268
iHeartCommunications, Inc. (1)	4.75	01/15/28	15,000	13,500
iHeartCommunications, Inc. (1)	5.25	08/15/27	20,000	18,314
iHeartCommunications, Inc.	6.38	05/01/26	25,000	24,362
Liberty Interactive LLC	8.25	02/01/30	20,000	12,852
McGraw-Hill Education, Inc. (1)	5.75	08/01/28	30,000	26,978
Nexstar Media, Inc. (1)	4.75	11/01/28	45,000	42,028
Nexstar Media, Inc. (1)	5.63	07/15/27	50,000	50,220
Radiate Holdco LLC/Radiate Finance, Inc. (1)	4.50	09/15/26	25,000	23,168
Scripps Escrow II, Inc. (1)	5.38	01/15/31	10,000	8,388
Scripps Escrow, Inc. (1)	5.88	07/15/27	20,000	19,192
Sinclair Television Group, Inc. (1)	5.13	02/15/27	15,000	13,424
Sinclair Television Group, Inc. (1)	5.50	03/01/30	15,000	12,015
Townsquare Media, Inc. (1)	6.88	02/01/26	10,000	9,194
Univision Communications, Inc. (1)	4.50	05/01/29	25,000	22,641
Univision Communications, Inc. (1)	5.13	02/15/25	70,000	68,157
Univision Communications, Inc. (1)	6.63	06/01/27	40,000	40,155
Univision Communications, Inc. (1)	7.38	06/30/30	15,000	15,207
UPC Holding BV (1)	5.50	01/15/28	10,000	9,147
Urban One, Inc. (1)	7.38	02/01/28	25,000	21,190
Virgin Media Finance PLC (1)	5.00	07/15/30	35,000	29,728
Virgin Media Vendor Financing Notes IV DAC (1)	5.00	07/15/28	10,000	9,150
Ziggo Bond Co. BV (1)	6.00	01/15/27	40,000	38,576
				1,214,856

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc. (1)	4.38	10/15/29	$10,000	$9,078

MINING – 0.9%
Compass Minerals International, Inc. (1)	6.75	12/01/27	15,000	14,440
Constellium SE (1)	3.75	04/15/29	45,000	38,419
Eldorado Gold Corp. (1)	6.25	09/01/29	10,000	8,005
Hecla Mining Co.	7.25	02/15/28	10,000	9,864
Hudbay Minerals, Inc. (1)	4.50	04/01/26	15,000	12,448
Hudbay Minerals, Inc. (1)	6.13	04/01/29	20,000	15,601
IAMGOLD Corp. (1)	5.75	10/15/28	15,000	8,735
New Gold, Inc. (1)	7.50	07/15/27	10,000	7,875
Taseko Mines Ltd. (1)	7.00	02/15/26	10,000	8,009
				123,396
MISCELLANEOUS MANUFACTURER – 0.5%
FXI Holdings, Inc. (1)	7.88	11/01/24	15,000	12,977
FXI Holdings, Inc. (1)	12.25	11/15/26	35,000	31,063
Gates Global LLC/Gates Corp. (1)	6.25	01/15/26	15,000	14,681
LSB Industries, Inc. (1)	6.25	10/15/28	15,000	13,628
				72,349
OFFICE/BUSINESS EQUIPMENT – 0.1%
Pitney Bowes, Inc. (1)	6.88	03/15/27	20,000	16,163

OIL & GAS – 5.9%
Aethon United BR LP/Aethon United Finance Corp. (1)	8.25	02/15/26	15,000	15,522
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	5.88	06/30/29	25,000	21,995
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	7.00	11/01/26	25,000	24,374
Baytex Energy Corp. (1)	8.75	04/01/27	15,000	15,301
Berry Petroleum Co. LLC (1)	7.00	02/15/26	15,000	14,134
California Resources Corp. (1)	7.13	02/01/26	40,000	39,943
Callon Petroleum Co. (1)	7.50	06/15/30	20,000	19,205
Callon Petroleum Co. (1)	8.00	08/01/28	20,000	20,277
Citgo Holding, Inc. (1)	9.25	08/01/24	35,000	34,933
CITGO Petroleum Corp. (1)	6.38	06/15/26	20,000	19,227
CITGO Petroleum Corp. (1)	7.00	06/15/25	30,000	29,587
Colgate Energy Partners III LLC (1)	5.88	07/01/29	15,000	13,755
Colgate Energy Partners III LLC (1)	7.75	02/15/26	10,000	9,824
Comstock Resources, Inc. (1)	5.88	01/15/30	25,000	23,550
Comstock Resources, Inc. (1)	6.75	03/01/29	35,000	34,737
Crescent Energy Finance LLC (1)	7.25	05/01/26	20,000	18,558
CVR Energy, Inc. (1)	5.25	02/15/25	30,000	28,746
Earthstone Energy Holdings LLC (1)	8.00	04/15/27	15,000	14,373
Encino Acquisition Partners Holdings LLC (1)	8.50	05/01/28	20,000	19,600

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.9% (Continued)
Energean PLC (1)	6.50	04/30/27	$30,000	$26,639
Gran Tierra Energy, Inc. (1)	7.75	05/23/27	15,000	12,563
Ithaca Energy North Sea PLC (1)	9.00	07/15/26	20,000	19,455
Laredo Petroleum, Inc. (1)	7.75	07/31/29	40,000	38,057
Laredo Petroleum, Inc.	9.50	01/15/25	15,000	15,393
Matador Resources Co.	5.88	09/15/26	25,000	25,469
MEG Energy Corp. (1)	5.88	02/01/29	15,000	14,274
MEG Energy Corp. (1)	7.13	02/01/27	35,000	36,323
Moss Creek Resources Holdings, Inc. (1)	7.50	01/15/26	35,000	31,938
Nabors Industries, Inc. (1)	7.38	05/15/27	20,000	19,833
Northern Oil & Gas, Inc. (1)	8.13	03/01/28	20,000	19,382
Penn Virginia Holdings LLC (1)	9.25	08/15/26	15,000	14,794
Precision Drilling Corp. (1)	6.88	01/15/29	15,000	13,476
Rockcliff Energy II LLC (1)	5.50	10/15/29	20,000	19,348
SM Energy Co.	5.63	06/01/25	10,000	9,850
SM Energy Co.	6.50	07/15/28	10,000	9,872
SM Energy Co.	6.75	09/15/26	25,000	24,781
Strathcona Resources Ltd. (1)	6.88	08/01/26	15,000	13,813
Talos Production, Inc.	12.00	01/15/26	15,000	15,993
Tap Rock Resources LLC (1)	7.00	10/01/26	15,000	14,190
Vermilion Energy, Inc. (1)	6.88	05/01/30	30,000	28,992
				842,076
OIL & GAS SERVICES – 1.4%
Archrock Partners LP/Archrock Partners Finance Corp. (1)	6.25	04/01/28	35,000	31,753
CGG SA (1)	8.75	04/01/27	15,000	13,783
CSI Compressco LP/CSI Compressco Finance, Inc. (1)	7.50	04/01/25	10,000	9,251
Exterran Energy Solutions LP/EES Finance Corp.	8.13	05/01/25	10,000	9,578
Oceaneering International, Inc.	4.65	11/15/24	10,000	9,418
Oceaneering International, Inc.	6.00	02/01/28	10,000	8,697
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	20,000	18,780
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	20,000	18,319
Weatherford International Ltd. (1)	6.50	09/15/28	15,000	14,298
Weatherford International Ltd. (1)	8.63	04/30/30	60,000	54,429
Weatherford International Ltd. (1)	11.00	12/01/24	10,000	10,140
				198,446
PACKAGING & CONTAINERS – 2.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (1)	4.00	09/01/29	30,000	25,866
Clydesdale Acquisition Holdings, Inc. (1)	6.63	04/15/29	10,000	10,112
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.- Issuer LLC (1)	6.00	09/15/28	35,000	29,312
LABL, Inc. (1)	5.88	11/01/28	35,000	32,047

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.0% (Continued)
Mauser Packaging Solutions Holding Co. (1)	5.50	04/15/24	$50,000	$49,515
Owens-Brockway Glass Container, Inc. (1)	5.88	08/15/23	25,000	25,030
Owens-Brockway Glass Container, Inc. (1)	6.63	05/13/27	35,000	33,719
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (1)	4.38	10/15/28	35,000	31,020
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (1)	4.00	10/15/27	20,000	17,648
Trivium Packaging Finance BV (1)	5.50	08/15/26	30,000	29,623
				283,892
PHARMACEUTICALS – 3.6%
AdaptHealth LLC (1)	4.63	08/01/29	15,000	13,444
AdaptHealth LLC (1)	5.13	03/01/30	20,000	18,375
Bausch Health Americas, Inc. (1)	8.50	01/31/27	40,000	25,404
Bausch Health Americas, Inc. (1)	9.25	04/01/26	50,000	34,925
Bausch Health Cos, Inc. (1)	5.00	01/30/28	35,000	18,747
Bausch Health Cos, Inc. (1)	5.00	02/15/29	25,000	12,720
Bausch Health Cos, Inc. (1)	5.25	01/30/30	30,000	15,507
Bausch Health Cos, Inc. (1)	5.25	02/15/31	25,000	12,887
Bausch Health Cos, Inc. (1)	6.25	02/15/29	40,000	21,473
Bausch Health Cos, Inc. (1)	7.00	01/15/28	45,000	25,050
Bausch Health Cos, Inc. (1)	7.25	05/30/29	25,000	13,649
Bausch Health Cos, Inc. (1)	9.00	12/15/25	55,000	40,067
BellRing Brands, Inc. (1)	7.00	03/15/30	20,000	19,373
Cheplapharm Arzneimittel GmbH (1)	5.50	01/15/28	15,000	13,637
Embecta Corp. (1)	5.00	02/15/30	15,000	13,202
Herbalife Nutrition Ltd./HLF Financing, Inc. (1)	7.88	09/01/25	15,000	14,104
HLF Financing Sarl LLC/Herbalife International, Inc. (1)	4.88	06/01/29	20,000	14,822
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (1)	11.50	12/15/28	20,000	19,848
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (1)	10.00	04/15/25	10,000	9,732
Option Care Health, Inc. (1)	4.38	10/31/29	15,000	13,706
Organon & Co./Organon Foreign Debt Co.-Issuer BV (1)	5.13	04/30/31	75,000	70,311
Owens & Minor, Inc. (1)	4.50	03/31/29	15,000	13,501
Owens & Minor, Inc. (1)	6.63	04/01/30	20,000	20,034
P&L Development LLC/PLD Finance Corp. (1)	7.75	11/15/25	30,000	20,242
Prestige Brands, Inc. (1)	3.75	04/01/31	20,000	17,227
				511,987
PIPELINES – 2.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp. (1)	7.63	12/15/25	25,000	24,967
CQP Holdco LP/BIP-V Chinook Holdco LLC (1)	5.50	06/15/31	35,000	33,244
FTAI Infra Escrow Holdings LLC (1)	10.50	06/01/27	25,000	25,123
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	25,000	24,249
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	15,000	14,511

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 2.3% (Continued)
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	$40,000	$39,315
Howard Midstream Energy Partners LLC (1)	6.75	01/15/27	35,000	30,353
ITT Holdings LLC (1)	6.50	08/01/29	35,000	30,161
NGL Energy Operating LLC/NGL Energy Finance Corp. (1)	7.50	02/01/26	60,000	54,992
Southeast Supply Header LLC (1)	4.25	06/15/24	35,000	30,017
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (1)	8.50	10/15/26	20,000	19,134
				326,066
REAL ESTATE – 0.7%
Five Point Operating Co. LP/Five Point Capital Corp. (1)	7.88	11/15/25	20,000	17,052
Hunt Cos, Inc. (1)	5.25	04/15/29	25,000	21,599
Realogy Group LLC/Realogy Co.-Issuer Corp. (1)	5.25	04/15/30	50,000	39,988
Realogy Group LLC/Realogy Co.-Issuer Corp. (1)	5.75	01/15/29	25,000	20,479
				99,118
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.5%
Diversified Healthcare Trust	4.38	03/01/31	35,000	25,952
Diversified Healthcare Trust	9.75	06/15/25	19,000	18,967
New Residential Investment Corp. (1)	6.25	10/15/25	15,000	13,681
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer (1)	4.88	05/15/29	20,000	18,440
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer (1)	5.88	10/01/28	20,000	19,636
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer (1)	7.50	06/01/25	20,000	20,524
RHP Hotel Properties LP/RHP Finance Corp. (1)	4.50	02/15/29	15,000	13,697
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	30,000	28,994
SBA Communications Corp.	3.13	02/01/29	60,000	52,586
SBA Communications Corp.	3.88	02/15/27	35,000	33,435
Service Properties Trust	3.95	01/15/28	25,000	18,572
Service Properties Trust	4.35	10/01/24	65,000	58,337
Service Properties Trust	4.38	02/15/30	10,000	7,344
Service Properties Trust	4.95	02/15/27	15,000	12,391
Service Properties Trust	5.25	02/15/26	25,000	21,204
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	4.75	04/15/28	20,000	17,637
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	7.88	02/15/25	75,000	75,588
XHR LP (1)	4.88	06/01/29	20,000	18,065
XHR LP (1)	6.38	08/15/25	25,000	25,203
				500,253
RETAIL – 4.6%
1011778 BC ULC/New Red Finance, Inc. (1)	4.00	10/15/30	95,000	82,778
1011778 BC ULC/New Red Finance, Inc. (1)	4.38	01/15/28	20,000	18,568
Arko Corp. (1)	5.13	11/15/29	10,000	8,414

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.6% (Continued)
Bath & Body Works, Inc.	6.95	03/01/33	$10,000	$8,390
Brinker International, Inc. (1)	5.00	10/01/24	15,000	14,342
CEC Entertainment LLC (1)	6.75	05/01/26	20,000	18,722
Dave & Buster’s, Inc. (1)	7.63	11/01/25	15,000	15,122
eG Global Finance PLC (1)	6.75	02/07/25	35,000	33,529
Ferrellgas LP/Ferrellgas Finance Corp. (1)	5.38	04/01/26	15,000	13,969
Ferrellgas LP/Ferrellgas Finance Corp. (1)	5.88	04/01/29	25,000	21,971
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (1)	4.63	01/15/29	30,000	28,048
Guitar Center, Inc. (1)	8.50	01/15/26	15,000	13,810
IRB Holding Corp. (1)	7.00	06/15/25	20,000	20,480
Ken Garff Automotive LLC (1)	4.88	09/15/28	10,000	8,263
LCM Investments Holdings II LLC (1)	4.88	05/01/29	30,000	25,702
LSF9 Atlantis Holdings LLC/Victra Finance Corp. (1)	7.75	02/15/26	25,000	22,677
Michaels Cos, Inc. (1)	5.25	05/01/28	25,000	20,870
Papa John’s International, Inc. (1)	3.88	09/15/29	20,000	17,525
Party City Holdings, Inc. (1)	8.75	02/15/26	35,000	21,298
Patrick Industries, Inc. (1)	4.75	05/01/29	30,000	23,423
PetSmart, Inc./PetSmart Finance Corp. (1)	4.75	02/15/28	30,000	28,547
Rite Aid Corp. (1)	7.50	07/01/25	10,000	8,721
Rite Aid Corp. (1)	8.00	11/15/26	25,000	21,237
Sizzling Platter LLC/Sizzling Platter Finance Corp. (1)	8.50	11/28/25	10,000	8,773
Specialty Building Products Holdings LLC/SBP Finance Corp. (1)	6.38	09/30/26	20,000	17,852
SRS Distribution, Inc. (1)	4.63	07/01/28	20,000	18,727
Staples, Inc. (1)	7.50	04/15/26	75,000	66,598
Suburban Propane Partners LP/Suburban Energy Finance Corp. (1)	5.00	06/01/31	20,000	18,248
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,619
Victoria’s Secret & Co. (1)	4.63	07/15/29	15,000	12,441
				648,664
SOFTWARE – 2.5%
Boxer Parent Co., Inc. (1)	7.13	10/02/25	10,000	9,816
Camelot Finance SA (1)	4.50	11/01/26	15,000	14,372
Central Parent, Inc./Central Merger Sub, Inc. (1)	7.25	06/15/29	25,000	25,441
Clarivate Science Holdings Corp. (1)	3.88	07/01/28	45,000	41,052
Consensus Cloud Solutions, Inc. (1)	6.50	10/15/28	45,000	40,082
Dun & Bradstreet Corp. (1)	5.00	12/15/29	15,000	14,003
Elastic NV (1)	4.13	07/15/29	25,000	22,290
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl (1)	4.63	05/01/28	10,000	7,979
MicroStrategy, Inc. (1)	6.13	06/15/28	15,000	13,052
Playtika Holding Corp. (1)	4.25	03/15/29	25,000	22,456
Rackspace Technology Global, Inc. (1)	3.50	02/15/28	15,000	12,419

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 2.5% (Continued)
SS&C Technologies, Inc. (1)	5.50	09/30/27	$75,000	$74,070
Veritas US, Inc./Veritas Bermuda Ltd. (1)	7.50	09/01/25	60,000	50,800
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (1)	3.88	02/01/29	15,000	13,443
				361,275
TELECOMMUNICATIONS – 7.0%
Altice France SA/France (1)	5.13	07/15/29	75,000	64,295
Altice France SA/France (1)	5.50	01/15/28	55,000	48,625
Altice France SA/France (1)	5.50	10/15/29	50,000	43,062
Altice France SA/France (1)	8.13	02/01/27	65,000	64,277
Avaya, Inc. (1)	6.13	09/15/28	35,000	16,533
C&W Senior Financing DAC (1)	6.88	09/15/27	45,000	40,248
CommScope, Inc. (1)	4.75	09/01/29	35,000	30,516
CommScope, Inc. (1)	6.00	03/01/26	55,000	53,545
Connect Finco Sarl/Connect US Finco LLC (1)	6.75	10/01/26	55,000	53,865
Consolidated Communications, Inc. (1)	5.00	10/01/28	15,000	11,888
Consolidated Communications, Inc. (1)	6.50	10/01/28	20,000	17,250
Frontier Communications Holdings LLC (1)	5.00	05/01/28	55,000	51,775
Frontier Communications Holdings LLC (1)	5.88	10/15/27	50,000	49,378
Frontier Communications Holdings LLC	5.88	11/01/29	25,000	21,073
Frontier Communications Holdings LLC (1)	6.00	01/15/30	25,000	21,063
Frontier Communications Holdings LLC (1)	6.75	05/01/29	35,000	31,244
Frontier Communications Holdings LLC (1)	8.75	05/15/30	25,000	26,586
GoTo Group, Inc. (1)	5.50	09/01/27	40,000	29,296
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	19,498
Iliad Holding SASU (1)	6.50	10/15/26	35,000	33,641
Iliad Holding SASU (1)	7.00	10/15/28	25,000	24,055
Intelsat Jackson Holdings SA (1)	6.50	03/15/30	100,000	92,700
Maxar Technologies, Inc. (1)	7.75	06/15/27	15,000	15,371
Plantronics, Inc. (1)	4.75	03/01/29	15,000	15,128
Telesat Canada/Telesat LLC (1)	5.63	12/06/26	25,000	16,023
Viasat, Inc. (1)	5.63	09/15/25	15,000	13,243
Viasat, Inc. (1)	6.50	07/15/28	25,000	18,668
Windstream Escrow LLC/Windstream Escrow Finance Corp. (1)	7.75	08/15/28	40,000	35,918
Zayo Group Holdings, Inc. (1)	4.00	03/01/27	40,000	35,111
				993,875
TRANSPORTATION – 0.2%
XPO CNW, Inc.	6.70	05/01/34	10,000	9,496
XPO Logistics, Inc. (1)	6.25	05/01/25	15,000	15,244
				24,740
TRUCKING & LEASING – 0.7%
Fly Leasing Ltd. (1)	7.00	10/15/24	35,000	19,248
Fortress Transportation & Infrastructure Investors LLC (1)	5.50	05/01/28	50,000	45,070

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRUCKING & LEASING – 0.7% (Continued)
Fortress Transportation & Infrastructure Investors LLC (1)	6.50	10/01/25	$35,000	$34,887
				99,205
WATER – 0.1%
Solaris Midstream Holdings LLC (1)	7.63	04/01/26	10,000	9,702
TOTAL CORPORATE BONDS (Cost - $13,654,595)				13,780,054

SHORT-TERM INVESTMENTS – 1.7%
TIME DEPOSITS – 1.7%
Sumitomo Mitsui Trust Bank, London	1.68	08/01/22	244,841	244,841
TOTAL SHORT-TERM INVESTMENTS (Cost - $244,841)				244,841

TOTAL INVESTMENTS – 98.8% (Cost - $13,899,436)				$14,024,895
OTHER ASSETS LESS LIABILITIES – 1.2%				164,397
NET ASSETS – 100.0%				$14,189,292

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2022, amounts to $12,089,331 and represents 85.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$13,780,054	$–	$13,780,054
Time Deposits	–	244,841	–	244,841
Total Investments	$–	$14,024,895	$–	$14,024,895

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$35,000	$30,845
Lamar Media Corp.	3.75	02/15/28	40,000	37,674
Lamar Media Corp.	4.00	02/15/30	60,000	55,331
				123,850
AEROSPACE/DEFENSE – 1.3%
Hexcel Corp.	4.20	02/15/27	30,000	29,125
Howmet Aerospace, Inc.	3.00	01/15/29	55,000	49,414
Howmet Aerospace, Inc.	5.13	10/01/24	90,000	90,752
Howmet Aerospace, Inc.	5.90	02/01/27	55,000	57,260
Howmet Aerospace, Inc.	5.95	02/01/37	45,000	44,711
Howmet Aerospace, Inc.	6.88	05/01/25	40,000	42,150
Moog, Inc. (1)	4.25	12/15/27	20,000	18,694
Rolls-Royce PLC (1)	3.63	10/14/25	155,000	146,968
Rolls-Royce PLC (1)	5.75	10/15/27	55,000	52,079
Spirit AeroSystems, Inc. (1)	5.50	01/15/25	55,000	54,845
				585,998
AGRICULTURE – 0.2%
Darling Ingredients, Inc. (1)	5.25	04/15/27	20,000	20,058
Darling Ingredients, Inc. (1)	6.00	06/15/30	50,000	51,778
Vector Group Ltd. (1)	5.75	02/01/29	45,000	40,965
				112,801
AIRLINES – 2.3%
Air Canada (1)	3.88	08/15/26	65,000	59,961
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (1)	5.50	04/20/26	225,000	221,596
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (1)	5.75	04/20/29	260,000	249,300
Delta Air Lines, Inc.	2.90	10/28/24	65,000	61,908
Delta Air Lines, Inc.	3.75	10/28/29	30,000	26,116
Delta Air Lines, Inc.	4.38	04/19/28	20,000	18,737
Delta Air Lines, Inc.	7.38	01/15/26	65,000	68,338
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (1)	8.00	09/20/25	30,000	31,388
United Airlines, Inc. (1)	4.38	04/15/26	155,000	149,026
United Airlines, Inc. (1)	4.63	04/15/29	155,000	143,002
				1,029,372
APPAREL – 0.6%
Hanesbrands, Inc. (1)	4.63	05/15/24	55,000	54,593
Hanesbrands, Inc. (1)	4.88	05/15/26	55,000	53,602
Kontoor Brands, Inc. (1)	4.13	11/15/29	20,000	16,896
Levi Strauss & Co. (1)	3.50	03/01/31	30,000	27,158
Under Armour, Inc.	3.25	06/15/26	30,000	27,567
William Carter Co. (1)	5.63	03/15/27	35,000	34,773

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.6% (Continued)
Wolverine World Wide, Inc. (1)	4.00	08/15/29	$40,000	$34,903
				249,492
AUTO MANUFACTURERS – 2.6%
Allison Transmission, Inc. (1)	3.75	01/30/31	55,000	47,575
Allison Transmission, Inc. (1)	5.88	06/01/29	150,000	147,866
Ford Motor Co.	3.25	02/12/32	80,000	66,919
Ford Motor Co.	4.35	12/08/26	35,000	34,444
Ford Motor Co.	4.75	01/15/43	55,000	45,408
Ford Motor Co.	5.29	12/08/46	30,000	25,884
Ford Motor Co.	7.45	07/16/31	25,000	27,307
Ford Motor Co.	9.00	04/22/25	45,000	49,905
Ford Motor Credit Co. LLC	2.30	02/10/25	30,000	28,157
Ford Motor Credit Co. LLC	2.70	08/10/26	55,000	50,050
Ford Motor Credit Co. LLC	2.90	02/16/28	20,000	17,383
Ford Motor Credit Co. LLC	2.90	02/10/29	20,000	16,839
Ford Motor Credit Co. LLC	3.37	11/17/23	130,000	127,543
Ford Motor Credit Co. LLC	3.38	11/13/25	55,000	52,550
Ford Motor Credit Co. LLC	3.63	06/17/31	30,000	25,514
Ford Motor Credit Co. LLC	4.00	11/13/30	45,000	39,838
Ford Motor Credit Co. LLC	4.06	11/01/24	55,000	54,177
Ford Motor Credit Co. LLC	4.13	08/04/25	40,000	39,515
Ford Motor Credit Co. LLC	4.13	08/17/27	30,000	28,537
Ford Motor Credit Co. LLC	4.39	01/08/26	30,000	29,245
Ford Motor Credit Co. LLC	4.95	05/28/27	35,000	34,445
Ford Motor Credit Co. LLC	5.11	05/03/29	45,000	43,812
Ford Motor Credit Co. LLC	5.13	06/16/25	70,000	69,896
Ford Motor Credit Co. LLC	5.58	03/18/24	45,000	45,484
				1,148,293
AUTO PARTS & EQUIPMENT – 0.7%
Dana, Inc.	4.25	09/01/30	105,000	87,562
Dana, Inc.	5.38	11/15/27	45,000	42,370
Dana, Inc.	5.63	06/15/28	20,000	18,647
Goodyear Tire & Rubber Co.	5.00	07/15/29	55,000	50,289
Tenneco, Inc. (1)	5.13	04/15/29	55,000	54,182
Tenneco, Inc. (1)	7.88	01/15/29	30,000	29,802
ZF North America Capital, Inc. (1)	4.75	04/29/25	55,000	52,421
				335,273
BANKS – 2.6%
Commerzbank AG (1)	8.13	09/19/23	75,000	76,915
Deutsche Bank AG	4.50	04/01/25	125,000	121,653
Deutsche Bank AG/New York NY	3.73	01/14/32	90,000	70,212
Deutsche Bank AG/New York NY	3.74	01/07/33	80,000	60,951

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 2.6% (Continued)
Deutsche Bank AG/New York NY	4.88	12/01/32	$70,000	$60,440
Deutsche Bank AG/New York NY	5.88	07/08/31	40,000	36,581
Dresdner Funding Trust I (1)	8.15	06/30/31	70,000	76,965
Intesa Sanpaolo SpA (1),	4.20	06/01/32	45,000	34,429
Intesa Sanpaolo SpA (1),	4.95	06/01/42	55,000	37,730
Intesa Sanpaolo SpA (1)	5.02	06/26/24	205,000	198,633
Intesa Sanpaolo SpA (1)	5.71	01/15/26	75,000	72,630
Popular, Inc.	6.13	09/14/23	30,000	30,300
Standard Chartered PLC (1),(2)	7.01	-	45,000	47,330
Synovus Financial Corp.	5.90	02/07/29	30,000	29,488
UniCredit SpA (1),	5.46	06/30/35	105,000	86,293
UniCredit SpA (1),	5.86	06/19/32	65,000	58,199
UniCredit SpA (1),	7.30	04/02/34	90,000	83,511
				1,182,260
BUILDING MATERIALS – 1.3%
Boise Cascade Co. (1)	4.88	07/01/30	20,000	18,177
Builders FirstSource, Inc. (1)	4.25	02/01/32	105,000	90,115
Builders FirstSource, Inc. (1)	5.00	03/01/30	30,000	27,832
Builders FirstSource, Inc. (1)	6.38	06/15/32	50,000	49,885
James Hardie International Finance DAC (1)	5.00	01/15/28	20,000	18,534
Masonite International Corp. (1)	5.38	02/01/28	60,000	58,739
Standard Industries, Inc./NJ (1)	3.38	01/15/31	65,000	52,996
Standard Industries, Inc./NJ (1)	4.38	07/15/30	120,000	104,993
Standard Industries, Inc./NJ (1)	4.75	01/15/28	65,000	61,916
Standard Industries, Inc./NJ (1)	5.00	02/15/27	55,000	52,833
Summit Materials LLC/Summit Materials Finance Corp. (1)	5.25	01/15/29	55,000	51,857
				587,877
CHEMICALS – 2.6%
Ashland LLC (1)	3.38	09/01/31	45,000	38,513
Chemours Co. (1)	4.63	11/15/29	50,000	43,957
Chemours Co. (1)	5.75	11/15/28	175,000	167,192
Element Solutions, Inc. (1)	3.88	09/01/28	55,000	50,906
GCP Applied Technologies, Inc. (1)	5.50	04/15/26	130,000	132,036
HB Fuller Co.	4.00	02/15/27	30,000	27,985
INEOS Quattro Finance 2 PLC (1)	3.38	01/15/26	30,000	26,600
Ingevity Corp. (1)	3.88	11/01/28	30,000	26,660
Methanex Corp.	4.25	12/01/24	20,000	19,298
Methanex Corp.	5.13	10/15/27	30,000	27,798
Methanex Corp.	5.25	12/15/29	30,000	26,522
Methanex Corp.	5.65	12/01/44	100,000	73,500
NOVA Chemicals Corp. (1)	4.25	05/15/29	30,000	26,103
NOVA Chemicals Corp. (1)	4.88	06/01/24	70,000	68,636

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.6% (Continued)
NOVA Chemicals Corp. (1)	5.00	05/01/25	$45,000	$44,052
NOVA Chemicals Corp. (1)	5.25	06/01/27	70,000	67,293
Olin Corp.	5.00	02/01/30	70,000	65,065
Olin Corp.	5.13	09/15/27	45,000	43,354
SPCM SA (1)	3.13	03/15/27	40,000	34,174
Valvoline, Inc. (1)	4.25	02/15/30	165,000	149,934
				1,159,578
COAL – 0.1%
SunCoke Energy, Inc. (1)	4.88	06/30/29	20,000	16,999
Warrior Met Coal, Inc. (1)	7.88	12/01/28	20,000	18,559
				35,558
COMMERCIAL SERVICES – 3.3%
ADT Security Corp. (1)	4.13	08/01/29	85,000	76,693
ADT Security Corp. (1)	4.88	07/15/32	45,000	39,924
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (1)	6.13	10/15/26	35,000	30,892
AMN Healthcare, Inc. (1)	4.63	10/01/27	55,000	52,777
ASGN, Inc. (1)	4.63	05/15/28	30,000	27,876
Autopistas Metropolitanas de Puerto Rico LLC (1)	6.75	06/30/35	25,695	23,489
Block, Inc.	2.75	06/01/26	55,000	51,412
Block, Inc.	3.50	06/01/31	75,000	65,048
Brink’s Co. (1)	4.63	10/15/27	55,000	50,418
CoreCivic, Inc.	8.25	04/15/26	50,000	49,731
Gartner, Inc. (1)	3.63	06/15/29	20,000	18,294
Gartner, Inc. (1)	3.75	10/01/30	80,000	73,658
Gartner, Inc. (1)	4.50	07/01/28	45,000	43,409
Grand Canyon University	4.13	10/01/24	105,000	100,569
Prime Security Services Borrower LLC/Prime Finance, Inc. (1)	3.38	08/31/27	55,000	50,293
Prime Security Services Borrower LLC/Prime Finance, Inc. (1)	5.75	04/15/26	155,000	157,769
Service Corp. International/US	3.38	08/15/30	45,000	40,086
Service Corp. International/US	4.00	05/15/31	50,000	46,105
Service Corp. International/US	4.63	12/15/27	20,000	19,758
Service Corp. International/US	5.13	06/01/29	75,000	75,103
TriNet Group, Inc. (1)	3.50	03/01/29	40,000	35,099
United Rentals North America, Inc.	3.75	01/15/32	45,000	39,611
United Rentals North America, Inc.	3.88	02/15/31	90,000	82,238
United Rentals North America, Inc.	4.00	07/15/30	40,000	36,851
United Rentals North America, Inc.	4.88	01/15/28	130,000	129,978
United Rentals North America, Inc.	5.25	01/15/30	40,000	40,494
United Rentals North America, Inc.	5.50	05/15/27	30,000	30,534
				1,488,109
COMPUTERS – 0.9%
Booz Allen Hamilton, Inc. (1)	3.88	09/01/28	70,000	66,488

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 0.9% (Continued)
Crowdstrike Holdings, Inc.	3.00	02/15/29	$50,000	$45,746
Seagate HDD Cayman	3.38	07/15/31	50,000	40,243
Seagate HDD Cayman	4.09	06/01/29	130,000	118,339
Seagate HDD Cayman	4.13	01/15/31	35,000	30,555
Seagate HDD Cayman	4.75	01/01/25	30,000	29,812
Seagate HDD Cayman	4.88	03/01/24	20,000	19,924
Seagate HDD Cayman	4.88	06/01/27	35,000	34,830
Seagate HDD Cayman	5.75	12/01/34	20,000	18,055
Unisys Corp. (1)	6.88	11/01/27	20,000	18,882
				422,874
COSMETICS/PERSONAL CARE – 0.4%
Coty, Inc. (1)	5.00	04/15/26	50,000	49,163
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC (1)	4.75	01/15/29	40,000	36,368
Edgewell Personal Care Co. (1)	4.13	04/01/29	30,000	26,969
Edgewell Personal Care Co. (1)	5.50	06/01/28	55,000	54,017
				166,517
DISTRIBUTION/WHOLESALE – 0.3%
American Builders & Contractors Supply Co., Inc. (1)	4.00	01/15/28	45,000	42,179
Avient Corp. (1)	5.75	05/15/25	45,000	45,292
Resideo Funding, Inc. (1)	4.00	09/01/29	20,000	17,073
Univar Solutions USA, Inc./Washington (1)	5.13	12/01/27	30,000	29,069
				133,613
DIVERSIFIED FINANCIAL SERVICES – 4.6%
AerCap Holdings NV	5.88	10/10/79	55,000	48,893
Ally Financial, Inc.	5.75	11/20/25	70,000	70,977
Coinbase Global, Inc. (1)	3.38	10/01/28	75,000	48,434
Coinbase Global, Inc. (1)	3.63	10/01/31	55,000	32,727
Credit Acceptance Corp.	6.63	03/15/26	50,000	49,804
Enact Holdings, Inc. (1)	6.50	08/15/25	50,000	50,415
goeasy Ltd. (1)	5.38	12/01/24	45,000	42,409
Jane Street Group/JSG Finance, Inc. (1)	4.50	11/15/29	30,000	27,718
Jefferies Finance LLC/JFIN Co.-Issuer Corp. (1)	5.00	08/15/28	70,000	58,837
LPL Holdings, Inc. (1)	4.00	03/15/29	75,000	69,918
LPL Holdings, Inc. (1)	4.63	11/15/27	45,000	43,685
Midcap Financial Issuer Trust (1)	6.50	05/01/28	75,000	69,091
Navient Corp.	4.88	03/15/28	30,000	25,803
Navient Corp.	5.00	03/15/27	30,000	27,171
Navient Corp.	5.50	03/15/29	45,000	38,645
Navient Corp.	5.63	08/01/33	30,000	23,320
Navient Corp.	5.88	10/25/24	130,000	127,587
Navient Corp.	6.13	03/25/24	55,000	54,778

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.6% (Continued)
Navient Corp.	6.75	06/15/26	$55,000	$52,461
OneMain Finance Corp.	3.50	01/15/27	145,000	123,746
OneMain Finance Corp.	3.88	09/15/28	45,000	37,333
OneMain Finance Corp.	4.00	09/15/30	50,000	39,371
OneMain Finance Corp.	5.38	11/15/29	50,000	42,617
OneMain Finance Corp.	6.13	03/15/24	85,000	83,952
OneMain Finance Corp.	6.63	01/15/28	45,000	42,331
OneMain Finance Corp.	6.88	03/15/25	65,000	64,280
OneMain Finance Corp.	7.13	03/15/26	185,000	179,423
PennyMac Financial Services, Inc. (1)	5.38	10/15/25	65,000	60,940
PennyMac Financial Services, Inc. (1)	5.75	09/15/31	55,000	45,769
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	2.88	10/15/26	65,000	57,569
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	3.63	03/01/29	45,000	38,532
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	3.88	03/01/31	105,000	86,702
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	4.00	10/15/33	45,000	36,464
SLM Corp.	3.13	11/02/26	105,000	92,233
United Wholesale Mortgage LLC (1)	5.50	11/15/25	55,000	50,128
United Wholesale Mortgage LLC (1)	5.50	04/15/29	45,000	38,679
				2,082,742
ELECTRIC – 4.3%
Algonquin Power & Utilities Corp.	4.75	01/18/82	50,000	44,215
Calpine Corp. (1)	3.75	03/01/31	55,000	48,944
Calpine Corp. (1)	4.50	02/15/28	95,000	92,292
Calpine Corp. (1)	5.25	06/01/26	20,000	20,200
Clearway Energy Operating LLC (1)	3.75	02/15/31	95,000	83,408
Clearway Energy Operating LLC (1)	4.75	03/15/28	45,000	43,650
DPL, Inc.	4.13	07/01/25	65,000	63,076
Drax Finco PLC (1)	6.63	11/01/25	45,000	44,631
Electricite de France SA (1),(2)	5.63	-	130,000	123,236
Emera, Inc.	6.75	06/15/76	80,000	79,804
FirstEnergy Corp.	2.65	03/01/30	50,000	44,075
FirstEnergy Corp.	3.40	03/01/50	105,000	78,602
FirstEnergy Corp.	4.40	07/15/27	135,000	132,511
FirstEnergy Corp.	5.35	07/15/47	34,000	30,506
FirstEnergy Corp.	7.38	11/15/31	25,000	29,202
NextEra Energy Operating Partners LP (1)	4.25	07/15/24	65,000	64,477
NextEra Energy Operating Partners LP (1)	4.50	09/15/27	45,000	44,550
NRG Energy, Inc. (1)	3.63	02/15/31	65,000	54,529
NRG Energy, Inc. (1)	3.88	02/15/32	165,000	141,402
NRG Energy, Inc. (1)	5.25	06/15/29	45,000	42,246
NRG Energy, Inc.	5.75	01/15/28	55,000	53,136
NRG Energy, Inc.	6.63	01/15/27	20,000	20,335

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 4.3% (Continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (1)	4.50	08/15/28	$30,000	$27,878
PG&E Corp.	5.00	07/01/28	155,000	141,894
PG&E Corp.	5.25	07/01/30	55,000	49,497
Vistra Operations Co. LLC (1)	4.38	05/01/29	130,000	121,139
Vistra Operations Co. LLC (1)	5.00	07/31/27	65,000	64,106
Vistra Operations Co. LLC (1)	5.50	09/01/26	55,000	55,798
Vistra Operations Co. LLC (1)	5.63	02/15/27	85,000	85,438
				1,924,777
ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
EnerSys (1)	4.38	12/15/27	20,000	18,382
WESCO Distribution, Inc. (1)	7.13	06/15/25	95,000	98,325
WESCO Distribution, Inc. (1)	7.25	06/15/28	85,000	88,170
				204,877
ELECTRONICS – 1.0%
Atkore, Inc. (1)	4.25	06/01/31	35,000	30,501
Imola Merger Corp. (1)	4.75	05/15/29	130,000	121,841
Sensata Technologies BV (1)	4.00	04/15/29	165,000	150,298
Sensata Technologies BV (1)	4.88	10/15/23	45,000	45,087
Sensata Technologies BV (1)	5.00	10/01/25	45,000	45,286
Sensata Technologies, Inc. (1)	3.75	02/15/31	55,000	47,864
TTM Technologies, Inc. (1)	4.00	03/01/29	30,000	26,546
				467,423
ENERGY-ALTERNATE SOURCES – 0.3%
Atlantica Sustainable Infrastructure PLC (1)	4.13	06/15/28	30,000	27,476
TerraForm Power Operating LLC (1)	4.75	01/15/30	45,000	41,890
TerraForm Power Operating LLC (1)	5.00	01/31/28	50,000	48,120
				117,486
ENGINEERING & CONSTRUCTION – 0.5%
AECOM	5.13	03/15/27	55,000	55,906
Arcosa, Inc. (1)	4.38	04/15/29	30,000	26,665
Cellnex Finance Co. SA (1)	3.88	07/07/41	40,000	28,562
Dycom Industries, Inc. (1)	4.50	04/15/29	30,000	27,560
Fluor Corp.	4.25	09/15/28	45,000	41,382
TopBuild Corp. (1)	4.13	02/15/32	45,000	39,210
				219,285
ENTERTAINMENT – 1.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op (1)	5.50	05/01/25	65,000	65,522
International Game Technology PLC (1)	4.13	04/15/26	95,000	90,784
International Game Technology PLC (1)	5.25	01/15/29	40,000	38,684
International Game Technology PLC (1)	6.25	01/15/27	50,000	50,933

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 1.3% (Continued)
International Game Technology PLC (1)	6.50	02/15/25	$60,000	$61,073
Resorts World Las Vegas LLC/RWLV Capital, Inc. (1)	4.63	04/16/29	65,000	52,931
Six Flags Theme Parks, Inc. (1)	7.00	07/01/25	16,000	16,474
Vail Resorts, Inc. (1)	6.25	05/15/25	40,000	40,945
WMG Acquisition Corp. (1)	3.00	02/15/31	45,000	39,180
WMG Acquisition Corp. (1)	3.75	12/01/29	50,000	45,877
WMG Acquisition Corp. (1)	3.88	07/15/30	100,000	91,312
				593,715
ENVIRONMENTAL CONTROL – 0.6%
Clean Harbors, Inc. (1)	4.88	07/15/27	20,000	19,888
Clean Harbors, Inc. (1)	5.13	07/15/29	20,000	19,429
GFL Environmental, Inc. (1)	3.50	09/01/28	45,000	40,804
GFL Environmental, Inc. (1)	3.75	08/01/25	55,000	53,447
GFL Environmental, Inc. (1)	5.13	12/15/26	45,000	45,371
Stericycle, Inc. (1)	3.88	01/15/29	35,000	32,052
Stericycle, Inc. (1)	5.38	07/15/24	45,000	44,924
				255,915
FOOD – 1.8%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	3.25	03/15/26	95,000	88,397
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	3.50	03/15/29	100,000	87,783
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	4.63	01/15/27	95,000	89,919
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	4.88	02/15/30	65,000	59,623
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	5.88	02/15/28	55,000	53,440
Ingles Markets, Inc. (1)	4.00	06/15/31	40,000	36,065
Lamb Weston Holdings, Inc. (1)	4.13	01/31/30	75,000	70,080
Lamb Weston Holdings, Inc. (1)	4.38	01/31/32	45,000	42,280
Lamb Weston Holdings, Inc. (1)	4.88	05/15/28	50,000	48,794
Pilgrim’s Pride Corp. (1)	3.50	03/01/32	60,000	50,794
Pilgrim’s Pride Corp. (1)	4.25	04/15/31	65,000	58,400
Pilgrim’s Pride Corp. (1)	5.88	09/30/27	55,000	55,079
US Foods, Inc. (1)	6.25	04/15/25	55,000	56,094
				796,748
FOREST PRODUCTS & PAPER – 0.1%
Domtar Corp. (1)	6.75	10/01/28	30,000	27,703
Sylvamo Corp. (1)	7.00	09/01/29	30,000	27,758
				55,461

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GAS – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	$45,000	$45,293
AmeriGas Partners LP/AmeriGas Finance Corp.	5.63	05/20/24	30,000	30,341
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	45,000	45,386
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	45,000	45,636
				166,656
HEALTHCARE-PRODUCTS – 0.6%
Avantor Funding, Inc. (1)	3.88	11/01/29	55,000	50,752
Avantor Funding, Inc. (1)	4.63	07/15/28	105,000	101,337
Hologic, Inc. (1)	3.25	02/15/29	70,000	63,612
Hologic, Inc. (1)	4.63	02/01/28	20,000	19,553
Teleflex, Inc.	4.63	11/15/27	45,000	44,325
				279,579
HEALTHCARE-SERVICES – 4.4%
Centene Corp.	2.45	07/15/28	135,000	121,138
Centene Corp.	2.50	03/01/31	125,000	107,422
Centene Corp.	2.63	08/01/31	75,000	64,048
Centene Corp.	3.00	10/15/30	165,000	147,472
Centene Corp.	3.38	02/15/30	115,000	104,662
Centene Corp.	4.25	12/15/27	145,000	142,725
Centene Corp.	4.63	12/15/29	200,000	197,583
Charles River Laboratories International, Inc. (1)	3.75	03/15/29	50,000	46,205
Charles River Laboratories International, Inc. (1)	4.00	03/15/31	20,000	18,324
Charles River Laboratories International, Inc. (1)	4.25	05/01/28	45,000	44,056
IQVIA, Inc. (1)	5.00	10/15/26	55,000	54,913
IQVIA, Inc. (1)	5.00	05/15/27	85,000	85,237
Molina Healthcare, Inc. (1)	3.88	11/15/30	55,000	50,879
Molina Healthcare, Inc. (1)	3.88	05/15/32	40,000	36,800
Molina Healthcare, Inc. (1)	4.38	06/15/28	55,000	53,061
Pediatrix Medical Group, Inc. (1)	5.38	02/15/30	40,000	36,961
Tenet Healthcare Corp. (1)	4.25	06/01/29	135,000	125,834
Tenet Healthcare Corp. (1)	4.38	01/15/30	105,000	97,757
Tenet Healthcare Corp.	4.63	07/15/24	50,000	50,026
Tenet Healthcare Corp. (1)	4.88	01/01/26	135,000	133,137
Tenet Healthcare Corp. (1)	5.13	11/01/27	145,000	143,180
Tenet Healthcare Corp. (1)	6.13	06/15/30	130,000	131,500
				1,992,920
HOME BUILDERS – 1.7%
Century Communities, Inc. (1)	3.88	08/15/29	30,000	25,582
Century Communities, Inc.	6.75	06/01/27	20,000	20,350
Forestar Group, Inc. (1)	3.85	05/15/26	50,000	44,254
KB Home	6.88	06/15/27	75,000	77,699
KB Home	7.25	07/15/30	50,000	50,313

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.7% (Continued)
M/I Homes, Inc.	3.95	02/15/30	$20,000	$16,625
M/I Homes, Inc.	4.95	02/01/28	25,000	23,061
Mattamy Group Corp. (1)	4.63	03/01/30	40,000	32,249
Mattamy Group Corp. (1)	5.25	12/15/27	30,000	26,391
Meritage Homes Corp. (1)	3.88	04/15/29	55,000	48,538
Meritage Homes Corp.	6.00	06/01/25	20,000	20,312
Taylor Morrison Communities, Inc. (1)	5.13	08/01/30	20,000	18,361
Taylor Morrison Communities, Inc. (1)	5.75	01/15/28	115,000	111,369
Taylor Morrison Communities, Inc. (1)	5.88	06/15/27	55,000	56,255
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88	06/15/24	175,000	176,383
				747,742
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc. (1)	3.88	10/15/31	60,000	48,750
Tempur Sealy International, Inc. (1)	4.00	04/15/29	50,000	43,167
				91,917
HOUSEHOLD PRODUCTS/WARES – 0.2%
ACCO Brands Corp. (1)	4.25	03/15/29	30,000	26,037
Central Garden & Pet Co.	4.13	10/15/30	60,000	52,093
Central Garden & Pet Co. (1)	4.13	04/30/31	20,000	17,244
				95,374
HOUSEWARES – 0.5%
Newell Brands, Inc.	4.45	04/01/26	160,000	158,218
Newell Brands, Inc.	4.88	06/01/25	20,000	20,225
Newell Brands, Inc.	5.63	04/01/36	20,000	18,454
Newell Brands, Inc.	5.75	04/01/46	50,000	42,892
				239,789
INSURANCE – 0.6%
Assurant, Inc.	7.00	03/27/48	20,000	20,115
Enstar Finance LLC	5.50	01/15/42	45,000	38,728
Genworth Holdings, Inc.	6.50	06/15/34	25,000	21,662
Global Atlantic Finance Co. (1),	4.70	10/15/51	45,000	37,338
Liberty Mutual Group, Inc. (1),	4.13	12/15/51	45,000	37,484
Liberty Mutual Group, Inc. (1)	4.30	02/01/61	55,000	38,685
MGIC Investment Corp.	5.25	08/15/28	30,000	28,921
NMI Holdings, Inc. (1)	7.38	06/01/25	35,000	35,532
				258,465
INTERNET – 1.0%
Cogent Communications Group, Inc. (1)	3.50	05/01/26	55,000	51,943
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (1)	3.50	03/01/29	55,000	49,096
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (1)	5.25	12/01/27	40,000	39,073
Match Group Holdings II LLC (1)	3.63	10/01/31	45,000	38,504

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.0% (Continued)
Match Group Holdings II LLC (1)	4.13	08/01/30	$45,000	$40,315
Match Group Holdings II LLC (1)	4.63	06/01/28	45,000	42,682
Match Group Holdings II LLC (1)	5.00	12/15/27	20,000	19,443
NortonLifeLock, Inc. (1)	5.00	04/15/25	55,000	54,851
Twitter, Inc. (1)	3.88	12/15/27	50,000	47,647
Twitter, Inc. (1)	5.00	03/01/30	70,000	67,669
				451,223
INVESTMENT COMPANIES – 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	50,000	45,068
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	120,000	117,890
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	110,000	105,871
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	80,000	79,645
				348,474
IRON/STEEL – 1.1%
Big River Steel LLC/BRS Finance Corp. (1)	6.63	01/31/29	45,000	46,156
Carpenter Technology Corp.	6.38	07/15/28	30,000	27,928
Carpenter Technology Corp.	7.63	03/15/30	25,000	22,834
Cleveland-Cliffs, Inc. (1)	4.63	03/01/29	30,000	28,044
Cleveland-Cliffs, Inc. (1)	4.88	03/01/31	30,000	27,918
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	49,865
Cleveland-Cliffs, Inc. (1)	6.75	03/15/26	60,000	61,876
Commercial Metals Co.	3.88	02/15/31	55,000	45,774
Mineral Resources Ltd. (1)	8.13	05/01/27	75,000	74,604
Mineral Resources Ltd. (1)	8.50	05/01/30	60,000	60,847
United States Steel Corp.	6.65	06/01/37	25,000	21,574
United States Steel Corp.	6.88	03/01/29	45,000	43,286
				510,706
LEISURE TIME – 0.6%
Carnival Corp. (1)	4.00	08/01/28	165,000	144,256
Royal Caribbean Cruises Ltd. (1)	11.50	06/01/25	90,000	96,535
Vista Outdoor, Inc. (1)	4.50	03/15/29	35,000	26,697
				267,488
LODGING – 1.9%
Genting New York LLC/GENNY Capital, Inc. (1)	3.30	02/15/26	30,000	27,319
Hilton Domestic Operating Co., Inc. (1)	3.63	02/15/32	95,000	82,165
Hilton Domestic Operating Co., Inc. (1)	3.75	05/01/29	50,000	45,484
Hilton Domestic Operating Co., Inc. (1)	4.00	05/01/31	90,000	81,006
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	65,000	63,283
Hilton Domestic Operating Co., Inc. (1)	5.38	05/01/25	35,000	35,087
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	70,000	68,903
Las Vegas Sands Corp.	2.90	06/25/25	30,000	28,145

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 1.9% (Continued)
Las Vegas Sands Corp.	3.20	08/08/24	$100,000	$97,179
Las Vegas Sands Corp.	3.50	08/18/26	75,000	70,148
Las Vegas Sands Corp.	3.90	08/08/29	50,000	44,719
Marriott Ownership Resorts, Inc. (1)	6.13	09/15/25	20,000	20,139
Travel + Leisure Co. (1)	4.50	12/01/29	55,000	47,430
Travel + Leisure Co.	6.00	04/01/27	20,000	19,965
Travel + Leisure Co.	6.60	10/01/25	50,000	50,932
Travel + Leisure Co. (1)	6.63	07/31/26	55,000	56,003
Wyndham Hotels & Resorts, Inc. (1)	4.38	08/15/28	30,000	27,608
				865,515
MACHINERY-CONSTRUCTION & MINING – 0.2%
BWX Technologies, Inc. (1)	4.13	06/30/28	45,000	42,704
Weir Group PLC (1)	2.20	05/13/26	55,000	48,738
				91,442
MACHINERY-DIVERSIFIED – 0.2%
GrafTech Finance, Inc. (1)	4.63	12/15/28	30,000	26,095
Mueller Water Products, Inc. (1)	4.00	06/15/29	30,000	27,384
Stevens Holding Co., Inc. (1)	6.13	10/01/26	30,000	29,532
				83,011
MEDIA – 7.6%
AMC Networks, Inc.	4.25	02/15/29	95,000	83,789
AMC Networks, Inc.	4.75	08/01/25	65,000	62,474
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.25	02/01/31	115,000	99,932
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.25	01/15/34	75,000	62,139
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.50	08/15/30	105,000	93,517
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	110,000	95,264
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.50	06/01/33	140,000	118,644
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.75	03/01/30	160,000	145,823
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.75	02/01/32	45,000	39,849
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.00	02/01/28	95,000	91,849
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.13	05/01/27	125,000	122,622
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.38	06/01/29	55,000	52,511
CSC Holdings LLC (1)	3.38	02/15/31	90,000	72,203
CSC Holdings LLC (1)	4.13	12/01/30	70,000	59,690
CSC Holdings LLC (1)	4.50	11/15/31	95,000	80,983
CSC Holdings LLC (1)	5.38	02/01/28	55,000	52,385
CSC Holdings LLC (1)	5.50	04/15/27	150,000	145,465
CSC Holdings LLC (1)	6.50	02/01/29	115,000	111,332
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. (1)	5.88	08/15/27	300,000	280,007
LCPR Senior Secured Financing DAC (1)	5.13	07/15/29	45,000	39,583
LCPR Senior Secured Financing DAC (1)	6.75	10/15/27	65,000	63,287
News Corp. (1)	3.88	05/15/29	100,000	92,464

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.6% (Continued)
Paramount Global	6.25	02/28/57	$50,000	$46,583
Paramount Global	6.38	03/30/62	55,000	52,075
Scripps Escrow II, Inc. (1)	3.88	01/15/29	30,000	26,957
Sinclair Television Group, Inc. (1)	4.13	12/01/30	45,000	38,321
Sirius XM Radio, Inc. (1)	3.13	09/01/26	55,000	51,984
Sirius XM Radio, Inc. (1)	3.88	09/01/31	95,000	82,765
Sirius XM Radio, Inc. (1)	4.00	07/15/28	205,000	190,718
Sirius XM Radio, Inc. (1)	4.13	07/01/30	75,000	67,815
Sirius XM Radio, Inc. (1)	5.00	08/01/27	95,000	94,391
Sirius XM Radio, Inc. (1)	5.50	07/01/29	80,000	78,710
TEGNA, Inc.	4.63	03/15/28	55,000	53,853
TEGNA, Inc. (1)	4.75	03/15/26	40,000	39,760
TEGNA, Inc.	5.00	09/15/29	75,000	73,469
UPC Broadband Finco BV (1)	4.88	07/15/31	85,000	75,345
Videotron Ltd. (1)	3.63	06/15/29	20,000	17,475
Videotron Ltd. (1)	5.13	04/15/27	85,000	82,605
Virgin Media Secured Finance PLC (1)	4.50	08/15/30	55,000	49,642
Virgin Media Secured Finance PLC (1)	5.50	05/15/29	75,000	71,388
VZ Secured Financing BV (1)	5.00	01/15/32	105,000	93,797
Ziggo BV (1)	4.88	01/15/30	65,000	60,177
				3,413,642
METAL FABRICATE/HARDWARE – 0.1%
Advanced Drainage Systems, Inc. (1)	6.38	06/15/30	50,000	50,451

MINING – 1.4%
Arconic Corp. (1)	6.00	05/15/25	45,000	45,440
Arconic Corp. (1)	6.13	02/15/28	60,000	60,119
FMG Resources August 2006 Pty Ltd. (1)	4.38	04/01/31	110,000	95,658
FMG Resources August 2006 Pty Ltd. (1)	5.13	05/15/24	55,000	55,538
FMG Resources August 2006 Pty Ltd. (1)	5.88	04/15/30	50,000	47,769
FMG Resources August 2006 Pty Ltd. (1)	6.13	04/15/32	55,000	52,404
Kaiser Aluminum Corp. (1)	4.50	06/01/31	90,000	72,655
Novelis Corp. (1)	3.25	11/15/26	30,000	27,965
Novelis Corp. (1)	3.88	08/15/31	45,000	38,540
Novelis Corp. (1)	4.75	01/30/30	125,000	115,812
				611,900
MISCELLANEOUS MANUFACTURER – 0.3%
Amsted Industries, Inc. (1)	5.63	07/01/27	45,000	43,755
Hillenbrand, Inc.	3.75	03/01/31	20,000	16,727
Hillenbrand, Inc.	5.75	06/15/25	50,000	50,932
Trinity Industries, Inc.	4.55	10/01/24	25,000	24,584
				135,998

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	$30,000	$28,696

OFFICE/BUSINESS EQUIPMENT – 0.4%
Xerox Corp.	3.80	05/15/24	25,000	24,402
Xerox Corp.	4.80	03/01/35	40,000	30,806
Xerox Holdings Corp. (1)	5.00	08/15/25	80,000	77,429
Xerox Holdings Corp. (1)	5.50	08/15/28	45,000	40,158
				172,795
OIL & GAS – 7.1%
Antero Resources Corp. (1)	5.38	03/01/30	70,000	68,878
Antero Resources Corp. (1)	7.63	02/01/29	30,000	31,655
Apache Corp.	4.25	01/15/30	55,000	53,092
Apache Corp.	4.75	04/15/43	30,000	24,609
Apache Corp.	5.10	09/01/40	155,000	138,211
Apache Corp.	5.35	07/01/49	20,000	16,721
Chesapeake Energy Corp. (1)	5.50	02/01/26	20,000	20,074
Chesapeake Energy Corp. (1)	5.88	02/01/29	45,000	45,276
Chesapeake Energy Corp. (1)	6.75	04/15/29	60,000	62,211
Chord Energy Corp. (1)	6.38	06/01/26	25,000	24,652
Civitas Resources, Inc. (1)	5.00	10/15/26	30,000	28,227
CNX Resources Corp. (1)	6.00	01/15/29	20,000	19,482
CNX Resources Corp. (1)	7.25	03/14/27	60,000	60,827
CrownRock LP/CrownRock Finance, Inc. (1)	5.63	10/15/25	200,000	199,955
Endeavor Energy Resources LP/EER Finance, Inc. (1)	5.75	01/30/28	75,000	75,295
Harbour Energy PLC (1)	5.50	10/15/26	80,000	73,022
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	5.75	02/01/29	25,000	22,851
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.00	04/15/30	30,000	27,267
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.00	02/01/31	45,000	41,386
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.25	11/01/28	55,000	53,347
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.25	04/15/32	40,000	36,092
Murphy Oil Corp.	5.75	08/15/25	30,000	30,112
Murphy Oil Corp.	5.88	12/01/27	40,000	39,628
Murphy Oil Corp.	6.13	12/01/42	45,000	35,390
Murphy Oil Corp.	6.38	07/15/28	70,000	69,987
Neptune Energy Bondco PLC (1)	6.63	05/15/25	60,000	58,063
Occidental Petroleum Corp.	2.90	08/15/24	45,000	44,662
Occidental Petroleum Corp.	3.50	08/15/29	30,000	28,245
Occidental Petroleum Corp.	5.55	03/15/26	50,000	51,439
Occidental Petroleum Corp.	5.88	09/01/25	55,000	56,112
Occidental Petroleum Corp.	6.13	01/01/31	45,000	48,287
Occidental Petroleum Corp.	6.20	03/15/40	50,000	51,276
Occidental Petroleum Corp.	6.45	09/15/36	100,000	111,338

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 7.1% (Continued)
Occidental Petroleum Corp.	6.60	03/15/46	$125,000	$138,279
Occidental Petroleum Corp.	6.63	09/01/30	55,000	61,084
Occidental Petroleum Corp.	8.50	07/15/27	80,000	91,535
Occidental Petroleum Corp.	8.88	07/15/30	155,000	185,798
Parkland Corp. (1)	4.50	10/01/29	70,000	61,609
Parkland Corp. (1)	4.63	05/01/30	45,000	40,366
Parkland Corp. (1)	5.88	07/15/27	20,000	19,533
Patterson-UTI Energy, Inc.	3.95	02/01/28	45,000	38,618
Patterson-UTI Energy, Inc.	5.15	11/15/29	20,000	17,968
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	60,000	54,559
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	50,000	49,411
PDC Energy, Inc.	5.75	05/15/26	50,000	48,938
Petrofac Ltd. (1)	9.75	11/15/26	75,000	59,808
Range Resources Corp. (1)	4.75	02/15/30	50,000	47,823
Range Resources Corp.	4.88	05/15/25	50,000	49,952
Southwestern Energy Co.	4.75	02/01/32	55,000	51,355
Southwestern Energy Co.	5.38	02/01/29	50,000	48,947
Southwestern Energy Co.	5.38	03/15/30	80,000	78,888
Southwestern Energy Co.	5.95	01/23/25	160,000	162,152
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	55,000	49,617
Sunoco LP/Sunoco Finance Corp. (1)	4.50	04/30/30	40,000	35,132
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	45,000	39,524
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	30,000	29,897
				3,208,462
PACKAGING & CONTAINERS – 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	4.13	08/15/26	90,000	79,893
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	5.25	04/30/25	40,000	38,252
Ball Corp.	2.88	08/15/30	105,000	90,579
Ball Corp.	3.13	09/15/31	55,000	48,320
Ball Corp.	4.00	11/15/23	80,000	79,902
Ball Corp.	4.88	03/15/26	45,000	45,408
Ball Corp.	5.25	07/01/25	55,000	55,747
Berry Global, Inc. (1)	5.63	07/15/27	55,000	55,595
Cascades, Inc./Cascades USA, Inc. (1)	5.38	01/15/28	30,000	27,034
Crown Americas LLC (1)	5.25	04/01/30	30,000	29,969
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	50,000	48,793
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	65,000	64,586
Graphic Packaging International LLC (1)	3.50	03/15/28	50,000	46,262
Graphic Packaging International LLC (1)	3.75	02/01/30	50,000	45,079
Sealed Air Corp. (1)	4.00	12/01/27	50,000	47,578
Sealed Air Corp. (1)	5.00	04/15/29	45,000	44,613
Sealed Air Corp. (1)	5.13	12/01/24	20,000	20,273

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.2% (Continued)
Sealed Air Corp. (1)	5.50	09/15/25	$30,000	$30,642
Sealed Air Corp. (1)	6.88	07/15/33	20,000	21,427
Silgan Holdings, Inc.	4.13	02/01/28	45,000	42,252
TriMas Corp. (1)	4.13	04/15/29	30,000	26,636
				988,840
PHARMACEUTICALS – 1.9%
180 Medical, Inc. (1)	3.88	10/15/29	50,000	45,517
Bausch Health Cos, Inc. (1)	4.88	06/01/28	95,000	75,960
Bausch Health Cos, Inc. (1)	5.50	11/01/25	155,000	138,524
Bausch Health Cos, Inc. (1)	6.13	02/01/27	100,000	85,452
Elanco Animal Health, Inc.	6.40	08/28/28	55,000	56,512
Horizon Therapeutics USA, Inc. (1)	5.50	08/01/27	45,000	44,710
Jazz Securities DAC (1)	4.38	01/15/29	95,000	91,683
Organon & Co./Organon Foreign Debt Co.-Issuer BV (1)	4.13	04/30/28	135,000	127,825
Perrigo Finance Unlimited Co.	4.38	03/15/26	115,000	113,310
Perrigo Finance Unlimited Co.	4.40	06/15/30	55,000	50,595
PRA Health Sciences, Inc. (1)	2.88	07/15/26	30,000	28,461
				858,549
PIPELINES – 8.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	5.38	06/15/29	55,000	53,808
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	5.75	03/01/27	45,000	44,858
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	5.75	01/15/28	30,000	29,502
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	7.88	05/15/26	35,000	36,675
Buckeye Partners LP	3.95	12/01/26	75,000	69,933
Buckeye Partners LP (1)	4.13	03/01/25	40,000	38,652
Buckeye Partners LP (1)	4.50	03/01/28	30,000	27,649
Buckeye Partners LP	5.85	11/15/43	45,000	32,945
Cheniere Energy Partners LP	3.25	01/31/32	100,000	87,390
Cheniere Energy Partners LP	4.00	03/01/31	95,000	88,418
Cheniere Energy Partners LP	4.50	10/01/29	75,000	72,859
Cheniere Energy, Inc.	4.63	10/15/28	130,000	126,743
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (1)	5.63	05/01/27	145,000	139,427
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (1)	6.00	02/01/29	45,000	41,071
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (1)	8.00	04/01/29	30,000	29,707
DCP Midstream Operating LP	3.25	02/15/32	80,000	69,017
DCP Midstream Operating LP	5.13	05/15/29	55,000	53,928
DCP Midstream Operating LP	5.38	07/15/25	45,000	46,178
DCP Midstream Operating LP	5.60	04/01/44	80,000	69,338
DCP Midstream Operating LP	5.63	07/15/27	30,000	30,952

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.4% (Continued)
DT Midstream, Inc. (1)	4.13	06/15/29	$90,000	$83,516
DT Midstream, Inc. (1)	4.38	06/15/31	55,000	49,475
EnLink Midstream LLC	5.38	06/01/29	45,000	42,800
EnLink Midstream Partners LP	4.15	06/01/25	95,000	93,504
EnLink Midstream Partners LP	4.40	04/01/24	45,000	45,133
EnLink Midstream Partners LP	5.05	04/01/45	30,000	22,161
EnLink Midstream Partners LP	5.45	06/01/47	45,000	34,359
EQM Midstream Partners LP (1)	4.50	01/15/29	45,000	40,374
EQM Midstream Partners LP (1)	4.75	01/15/31	155,000	140,403
EQM Midstream Partners LP	5.50	07/15/28	55,000	52,114
EQM Midstream Partners LP (1)	6.00	07/01/25	30,000	29,814
EQM Midstream Partners LP (1)	6.50	07/01/27	55,000	55,255
EQM Midstream Partners LP	6.50	07/15/48	30,000	25,244
EQM Midstream Partners LP (1)	7.50	06/01/27	50,000	51,172
Harvest Midstream I LP (1)	7.50	09/01/28	45,000	43,104
Hess Midstream Operations LP (1)	4.25	02/15/30	130,000	116,013
Hess Midstream Operations LP (1)	5.50	10/15/30	20,000	18,658
Hess Midstream Operations LP (1)	5.63	02/15/26	55,000	54,857
Holly Energy Partners LP/Holly Energy Finance Corp. (1)	5.00	02/01/28	45,000	41,562
Kinetik Holdings LP (1)	5.88	06/15/30	70,000	71,214
New Fortress Energy, Inc. (1)	6.50	09/30/26	95,000	90,107
New Fortress Energy, Inc. (1)	6.75	09/15/25	80,000	78,205
Northriver Midstream Finance LP (1)	5.63	02/15/26	30,000	29,682
NuStar Logistics LP	5.63	04/28/27	55,000	52,700
NuStar Logistics LP	6.00	06/01/26	60,000	59,046
NuStar Logistics LP	6.38	10/01/30	40,000	36,932
Rattler Midstream LP (1)	5.63	07/15/25	30,000	30,640
Rockies Express Pipeline LLC (1)	3.60	05/15/25	120,000	111,438
Rockies Express Pipeline LLC (1)	4.95	07/15/29	30,000	26,402
Rockies Express Pipeline LLC (1)	7.50	07/15/38	55,000	49,534
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	5.50	01/15/28	120,000	109,159
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	6.00	12/31/30	65,000	58,687
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	7.50	10/01/25	65,000	65,207
Venture Global Calcasieu Pass LLC (1)	3.88	08/15/29	85,000	78,634
Venture Global Calcasieu Pass LLC (1)	3.88	11/01/33	65,000	56,569
Venture Global Calcasieu Pass LLC (1)	4.13	08/15/31	110,000	101,648
Western Midstream Operating LP	3.35	02/01/25	130,000	127,556
Western Midstream Operating LP	4.30	02/01/30	100,000	93,744
Western Midstream Operating LP	4.65	07/01/26	55,000	54,660
Western Midstream Operating LP	5.30	03/01/48	55,000	48,304
Western Midstream Operating LP	5.45	04/01/44	60,000	53,779

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.4% (Continued)
Western Midstream Operating LP	5.50	02/01/50	$65,000	$58,289
				3,770,704
REAL ESTATE – 0.6%
Howard Hughes Corp. (1)	4.13	02/01/29	30,000	25,846
Howard Hughes Corp. (1)	4.38	02/01/31	45,000	38,168
Howard Hughes Corp. (1)	5.38	08/01/28	65,000	60,962
Kennedy-Wilson, Inc.	4.75	03/01/29	55,000	48,617
Kennedy-Wilson, Inc.	4.75	02/01/30	55,000	47,353
Newmark Group, Inc.	6.13	11/15/23	45,000	45,291
				266,237
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.5%
American Finance Trust, Inc./American Finance Operating Partner LP (1)	4.50	09/30/28	30,000	24,181
Apollo Commercial Real Estate Finance, Inc. (1)	4.63	06/15/29	30,000	23,670
Blackstone Mortgage Trust, Inc. (1)	3.75	01/15/27	20,000	17,832
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL (1)	4.50	04/01/27	100,000	87,469
CTR Partnership LP/CareTrust Capital Corp. (1)	3.88	06/30/28	30,000	26,550
Global Net Lease, Inc./Global Net Lease Operating Partnership LP (1)	3.75	12/15/27	40,000	35,106
HAT Holdings I LLC/HAT Holdings II LLC (1)	3.38	06/15/26	75,000	66,165
HAT Holdings I LLC/HAT Holdings II LLC (1)	6.00	04/15/25	20,000	19,551
Iron Mountain, Inc. (1)	4.50	02/15/31	75,000	65,977
Iron Mountain, Inc. (1)	4.88	09/15/27	45,000	43,078
Iron Mountain, Inc. (1)	4.88	09/15/29	65,000	59,824
Iron Mountain, Inc. (1)	5.25	03/15/28	55,000	52,655
Iron Mountain, Inc. (1)	5.25	07/15/30	110,000	103,091
Iron Mountain, Inc. (1)	5.63	07/15/32	165,000	155,001
iStar, Inc.	4.75	10/01/24	55,000	54,307
iStar, Inc.	5.50	02/15/26	55,000	54,067
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (1)	4.25	02/01/27	55,000	49,122
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (1)	4.75	06/15/29	70,000	59,851
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	90,000	77,679
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	45,000	42,282
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	175,000	168,691
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	30,000	29,415
RLJ Lodging Trust LP (1)	3.75	07/01/26	45,000	42,284
RLJ Lodging Trust LP (1)	4.00	09/15/29	30,000	26,626
Service Properties Trust	5.50	12/15/27	20,000	17,398
Service Properties Trust	7.50	09/15/25	45,000	43,686
Starwood Property Trust, Inc. (1)	3.75	12/31/24	55,000	53,112

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.5% (Continued)
Starwood Property Trust, Inc. (1)	4.38	01/15/27	$45,000	$41,326
Starwood Property Trust, Inc.	4.75	03/15/25	50,000	49,725
				1,589,721
RETAIL – 5.0%
1011778 BC ULC/New Red Finance, Inc. (1)	3.50	02/15/29	50,000	45,618
1011778 BC ULC/New Red Finance, Inc. (1)	3.88	01/15/28	110,000	101,894
1011778 BC ULC/New Red Finance, Inc. (1)	5.75	04/15/25	30,000	30,413
Abercrombie & Fitch Management Co. (1)	8.75	07/15/25	20,000	19,741
Academy Ltd. (1)	6.00	11/15/27	20,000	18,572
Asbury Automotive Group, Inc.	4.50	03/01/28	20,000	18,333
Asbury Automotive Group, Inc. (1)	4.63	11/15/29	65,000	57,525
Asbury Automotive Group, Inc.	4.75	03/01/30	20,000	17,465
Asbury Automotive Group, Inc. (1)	5.00	02/15/32	50,000	43,750
Bath & Body Works, Inc.	5.25	02/01/28	55,000	51,961
Bath & Body Works, Inc. (1)	6.63	10/01/30	55,000	52,617
Bath & Body Works, Inc.	6.75	07/01/36	80,000	72,717
Bath & Body Works, Inc.	6.88	11/01/35	55,000	50,547
Bath & Body Works, Inc.	7.50	06/15/29	20,000	19,819
Bath & Body Works, Inc. (1)	9.38	07/01/25	20,000	20,930
FirstCash, Inc. (1)	4.63	09/01/28	45,000	40,334
FirstCash, Inc. (1)	5.63	01/01/30	30,000	28,209
Foot Locker, Inc. (1)	4.00	10/01/29	20,000	15,578
Gap, Inc. (1)	3.63	10/01/29	130,000	95,530
Gap, Inc. (1)	3.88	10/01/31	45,000	32,661
Group 1 Automotive, Inc. (1)	4.00	08/15/28	45,000	40,319
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (1)	4.75	06/01/27	55,000	55,210
Lithia Motors, Inc. (1)	3.88	06/01/29	100,000	89,225
Lithia Motors, Inc. (1)	4.63	12/15/27	25,000	23,835
Macy’s Retail Holdings LLC	5.13	01/15/42	75,000	51,360
Macy’s Retail Holdings LLC (1)	5.88	04/01/29	55,000	48,400
Macy’s Retail Holdings LLC (1)	6.13	03/15/32	45,000	37,901
Murphy Oil USA, Inc. (1)	3.75	02/15/31	20,000	18,274
Murphy Oil USA, Inc.	4.75	09/15/29	65,000	62,964
Nordstrom, Inc.	4.00	03/15/27	30,000	27,517
Nordstrom, Inc.	4.38	04/01/30	45,000	37,822
Nordstrom, Inc.	5.00	01/15/44	80,000	58,810
Nordstrom, Inc.	6.95	03/15/28	20,000	19,925
Penske Automotive Group, Inc.	3.50	09/01/25	40,000	38,621
Penske Automotive Group, Inc.	3.75	06/15/29	30,000	27,037
QVC, Inc.	4.38	09/01/28	50,000	39,137
QVC, Inc.	4.45	02/15/25	90,000	86,382
QVC, Inc.	4.75	02/15/27	50,000	42,213

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.0% (Continued)
QVC, Inc.	5.45	08/15/34	$25,000	$17,839
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	50,000	49,995
Sonic Automotive, Inc. (1)	4.63	11/15/29	30,000	25,542
Sonic Automotive, Inc. (1)	4.88	11/15/31	70,000	57,158
Superior Plus LP/Superior General Partner, Inc. (1)	4.50	03/15/29	100,000	92,139
Yum! Brands, Inc.	3.63	03/15/31	55,000	49,844
Yum! Brands, Inc. (1)	4.75	01/15/30	95,000	92,592
Yum! Brands, Inc.	5.38	04/01/32	205,000	202,891
Yum! Brands, Inc.	6.88	11/15/37	30,000	31,809
				2,258,975
SEMICONDUCTORS – 0.5%
Amkor Technology, Inc. (1)	6.63	09/15/27	35,000	34,887
Entegris Escrow Corp. (1)	5.95	06/15/30	70,000	69,567
Entegris, Inc. (1)	4.38	04/15/28	55,000	51,945
ON Semiconductor Corp. (1)	3.88	09/01/28	50,000	46,366
Synaptics, Inc. (1)	4.00	06/15/29	30,000	26,220
				228,985
SOFTWARE – 1.8%
CDK Global, Inc. (1)	5.25	05/15/29	30,000	29,625
Fair Isaac Corp. (1)	4.00	06/15/28	75,000	70,129
MSCI, Inc. (1)	3.25	08/15/33	65,000	56,390
MSCI, Inc. (1)	3.63	09/01/30	45,000	41,180
MSCI, Inc. (1)	3.88	02/15/31	115,000	104,919
MSCI, Inc. (1)	4.00	11/15/29	65,000	61,393
Open Text Corp. (1)	3.88	02/15/28	85,000	78,402
Open Text Corp. (1)	3.88	12/01/29	45,000	40,606
Open Text Holdings, Inc. (1)	4.13	02/15/30	55,000	50,953
Open Text Holdings, Inc. (1)	4.13	12/01/31	45,000	40,113
PTC, Inc. (1)	3.63	02/15/25	40,000	39,049
PTC, Inc. (1)	4.00	02/15/28	40,000	38,007
ROBLOX Corp. (1)	3.88	05/01/30	55,000	48,293
Twilio, Inc.	3.63	03/15/29	35,000	30,874
Twilio, Inc.	3.88	03/15/31	35,000	31,054
Ziff Davis, Inc. (1)	4.63	10/15/30	30,000	27,557
				788,544
TELECOMMUNICATIONS – 7.2%
British Telecommunications PLC (1),	4.25	11/23/81	45,000	39,582
British Telecommunications PLC (1),	4.88	11/23/81	30,000	25,341
Ciena Corp. (1)	4.00	01/31/30	30,000	27,489
Embarq Corp.	8.00	06/01/36	125,000	103,162
Hughes Satellite Systems Corp.	5.25	08/01/26	50,000	50,812
Level 3 Financing, Inc. (1)	3.63	01/15/29	45,000	37,705

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.2% (Continued)
Level 3 Financing, Inc. (1)	3.75	07/15/29	$50,000	$41,506
Level 3 Financing, Inc. (1)	4.25	07/01/28	65,000	56,871
Level 3 Financing, Inc. (1)	4.63	09/15/27	150,000	137,474
Level 3 Financing, Inc.	5.25	03/15/26	35,000	34,690
Level 3 Financing, Inc.	5.38	05/01/25	110,000	110,285
Lumen Technologies, Inc. (1)	4.00	02/15/27	85,000	78,418
Lumen Technologies, Inc. (1)	4.50	01/15/29	75,000	59,649
Lumen Technologies, Inc. (1)	5.13	12/15/26	75,000	68,526
Lumen Technologies, Inc. (1)	5.38	06/15/29	55,000	46,058
Lumen Technologies, Inc.	5.63	04/01/25	110,000	109,017
Lumen Technologies, Inc.	6.75	12/01/23	45,000	45,779
Lumen Technologies, Inc.	7.50	04/01/24	65,000	66,833
Lumen Technologies, Inc.	7.60	09/15/39	45,000	36,405
Millicom International Cellular SA (1)	4.50	04/27/31	80,000	65,602
Millicom International Cellular SA (1)	6.25	03/25/29	49,500	47,146
Nokia OYJ	4.38	06/12/27	30,000	29,622
Nokia OYJ	6.63	05/15/39	30,000	30,961
Sprint Capital Corp.	6.88	11/15/28	150,000	168,579
Sprint Capital Corp.	8.75	03/15/32	105,000	136,161
Sprint Corp.	7.13	06/15/24	155,000	162,623
Sprint Corp.	7.63	02/15/25	80,000	85,494
Sprint Corp.	7.63	03/01/26	80,000	87,347
Sprint Corp.	7.88	09/15/23	225,000	233,578
Switch Ltd. (1)	3.75	09/15/28	55,000	55,105
Switch Ltd. (1)	4.13	06/15/29	25,000	25,326
Telecom Italia Capital SA	6.00	09/30/34	65,000	51,366
Telecom Italia Capital SA	6.38	11/15/33	75,000	62,724
Telecom Italia Capital SA	7.20	07/18/36	80,000	66,580
Telecom Italia Capital SA	7.72	06/04/38	70,000	58,287
Telecom Italia SpA/Milano (1)	5.30	05/30/24	95,000	92,494
United States Cellular Corp.	6.70	12/15/33	35,000	34,834
Viasat, Inc. (1)	5.63	04/15/27	30,000	28,339
Viavi Solutions, Inc. (1)	3.75	10/01/29	30,000	26,471
Vmed O2 UK Financing I PLC (1)	4.25	01/31/31	65,000	57,076
Vmed O2 UK Financing I PLC (1)	4.75	07/15/31	175,000	158,582
Vodafone Group PLC	3.25	06/04/81	25,000	22,291
Vodafone Group PLC	4.13	06/04/81	50,000	40,592
Vodafone Group PLC	5.13	06/04/81	105,000	80,118
Vodafone Group PLC	7.00	04/04/79	130,000	136,978
				3,219,878

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TOYS/GAMES/HOBBIES – 0.5%
Mattel, Inc. (1)	3.38	04/01/26	$120,000	$113,969
Mattel, Inc. (1)	3.75	04/01/29	75,000	69,392
Mattel, Inc. (1)	5.88	12/15/27	50,000	51,191
				234,552
TRANSPORTATION – 0.2%
Cargo Aircraft Management, Inc. (1)	4.75	02/01/28	30,000	28,013
First Student Bidco, Inc./First Transit Parent, Inc. (1)	4.00	07/31/29	55,000	48,652
				76,665
TRUCKING & LEASING – 0.0%
AerCap Global Aviation Trust (1),	6.50	06/15/45	20,000	19,054
TOTAL CORPORATE BONDS (Cost - $43,429,503)				43,892,843

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
ANZ National Bank, London	1.68	08/01/22	413,300	413,300
TOTAL SHORT-TERM INVESTMENTS (Cost - $413,300)				413,300

TOTAL INVESTMENTS – 98.6% (Cost - $43,842,803)				$44,306,143
OTHER ASSETS LESS LIABILITIES – 1.4%				615,911
NET ASSETS – 100.0%				$44,922,054

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2022, amounts to $26,395,163 and represented 58.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$43,892,843	$–	$43,892,843
Time Deposits	–	413,300	–	413,300
Total Investments	$–	$44,306,143	$–	$44,306,143

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 96.6%
ADVERTISING – 2.0%
Clear Channel Outdoor Holdings, Inc. (1)	7.50	06/01/29	$85,000	$68,646
Clear Channel Outdoor Holdings, Inc. (1)	7.75	04/15/28	80,000	64,549
CMG Media Corp. (1)	8.88	12/15/27	90,000	72,247
				205,442
AEROSPACE/DEFENSE – 3.3%
Bombardier, Inc. (1)	6.00	02/15/28	50,000	43,280
Bombardier, Inc. (1)	7.13	06/15/26	60,000	55,872
Bombardier, Inc. (1)	7.50	12/01/24	20,000	19,620
Bombardier, Inc. (1)	7.50	03/15/25	45,000	43,923
Bombardier, Inc. (1)	7.88	04/15/27	55,000	51,063
Spirit AeroSystems, Inc.	4.60	06/15/28	50,000	41,862
Triumph Group, Inc.	7.75	08/15/25	85,000	72,967
				328,587
AGRICULTURE – 0.4%
Vector Group Ltd. (1)	10.50	11/01/26	40,000	38,991

AIRLINES – 0.4%
American Airlines Group, Inc. (1)	3.75	03/01/25	50,000	43,957

AUTO MANUFACTURERS – 1.1%
Aston Martin Capital Holdings Ltd. (1)	10.50	11/30/25	105,000	111,405

AUTO PARTS & EQUIPMENT – 3.0%
Clarios Global LP/Clarios US Finance Co. (1)	8.50	05/15/27	150,000	151,569
Cooper-Standard Automotive, Inc. (1)	5.63	11/15/26	35,000	16,606
Dealer Tire LLC/DT Issuer LLC (1)	8.00	02/01/28	40,000	35,998
Dornoch Debt Merger Sub, Inc. (1)	6.63	10/15/29	60,000	44,943
Real Hero Merger Sub 2, Inc. (1)	6.25	02/01/29	40,000	32,498
Wheel Pros, Inc. (1)	6.50	05/15/29	25,000	18,191
				299,805
BEVERAGES – 0.6%
Triton Water Holdings, Inc. (1)	6.25	04/01/29	75,000	56,584

BUILDING MATERIALS – 1.5%
Cornerstone Building Brands, Inc. (1)	6.13	01/15/29	40,000	26,899
CP Atlas Buyer, Inc. (1)	7.00	12/01/28	45,000	35,551
New Enterprise Stone & Lime Co., Inc. (1)	9.75	07/15/28	25,000	20,992
Oscar AcquisitionCo LLC/Oscar Finance, Inc. (1)	9.50	04/15/30	55,000	44,987
Victors Merger Corp. (1)	6.38	05/15/29	35,000	19,738
				148,167

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.4% (Continued)
ASP Unifrax Holdings, Inc. (1)	7.50	09/30/29	$25,000	$19,809
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (1)	9.00	07/01/28	35,000	27,846
Innophos Holdings, Inc. (1)	9.38	02/15/28	30,000	27,751
Iris Holding, Inc. (1)	10.00	12/15/28	30,000	25,050
LSF11 A5 HoldCo LLC (1)	6.63	10/15/29	25,000	21,500
Rayonier AM Products, Inc. (1)	5.50	06/01/24	35,000	35,042
SCIH Salt Holdings, Inc. (1)	6.63	05/01/29	50,000	42,427
Vibrantz Technologies, Inc. (1)	9.00	02/15/30	50,000	36,488
				235,913
COMMERCIAL SERVICES – 5.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (1)	6.00	06/01/29	35,000	26,991
Allied Universal Holdco LLC/Allied Universal Finance Corp. (1)	9.75	07/15/27	115,000	105,595
Aptim Corp. (1)	7.75	06/15/25	45,000	31,752
APX Group, Inc. (1)	5.75	07/15/29	70,000	58,556
Garda World Security Corp. (1)	6.00	06/01/29	95,000	75,031
Metis Merger Sub LLC (1)	6.50	05/15/29	65,000	55,443
PECF USS Intermediate Holding III Corp. (1)	8.00	11/15/29	35,000	28,169
StoneMor, Inc. (1)	8.50	05/15/29	25,000	21,938
Team Health Holdings, Inc. (1)	6.38	02/01/25	50,000	34,212
Verscend Escrow Corp. (1)	9.75	08/15/26	95,000	95,691
				533,378
COMPUTERS – 4.3%
Ahead DB Holdings LLC (1)	6.63	05/01/28	50,000	46,279
Condor Merger Sub, Inc. (1)	7.38	02/15/30	155,000	136,477
Diebold Nixdorf, Inc. (1)	9.38	07/15/25	70,000	54,597
Exela Intermediate LLC/Exela Finance, Inc. (1)	11.50	07/15/26	95,000	29,450
Presidio Holdings, Inc. (1)	8.25	02/01/28	45,000	42,521
Vericast Corp. (1)	11.00	09/15/26	100,000	99,125
Virtusa Corp. (1)	7.13	12/15/28	25,000	20,035
				428,484
DISTRIBUTION/WHOLESALE – 1.3%
BCPE Empire Holdings, Inc. (1)	7.63	05/01/27	60,000	52,497
KAR Auction Services, Inc. (1)	5.13	06/01/25	75,000	74,051
				126,548
DIVERSIFIED FINANCIAL SERVICES – 2.9%
Advisor Group Holdings, Inc. (1)	10.75	08/01/27	25,000	25,376
Aretec Escrow Issuer, Inc. (1)	7.50	04/01/29	30,000	26,600
Armor Holdco, Inc. (1)	8.50	11/15/29	35,000	28,543
Curo Group Holdings Corp. (1)	7.50	08/01/28	80,000	54,608
Hightower Holding LLC (1)	6.75	04/15/29	25,000	19,709

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 2.9% (Continued)
NFP Corp. (1)	6.88	08/15/28	$155,000	$136,440
				291,276
ELECTRIC – 0.4%
Pike Corp. (1)	5.50	09/01/28	50,000	42,915

ENGINEERING & CONSTRUCTION – 1.1%
Brand Industrial Services, Inc. (1)	8.50	07/15/25	80,000	66,304
INNOVATE Corp. (1)	8.50	02/01/26	25,000	20,716
VM Consolidated, Inc. (1)	5.50	04/15/29	25,000	21,949
				108,969
ENTERTAINMENT – 5.6%
Allen Media LLC/Allen Media Co.-Issuer, Inc. (1)	10.50	02/15/28	55,000	26,987
AMC Entertainment Holdings, Inc. (1)	7.50	02/15/29	85,000	75,645
Caesars Entertainment, Inc. (1)	4.63	10/15/29	100,000	85,014
Caesars Entertainment, Inc. (1)	8.13	07/01/27	125,000	125,176
Mohegan Gaming & Entertainment (1)	7.88	10/15/24	35,000	35,835
Mohegan Gaming & Entertainment (1)	8.00	02/01/26	100,000	89,759
SeaWorld Parks & Entertainment, Inc. (1)	5.25	08/15/29	60,000	53,872
Universal Entertainment Corp. (1)	8.50	12/11/24	70,000	68,558
				560,846
ENVIRONMENTAL CONTROL – 1.1%
Madison IAQ LLC (1)	5.88	06/30/29	85,000	66,573
Waste Pro USA, Inc. (1)	5.50	02/15/26	50,000	46,307
				112,880
FOOD – 1.2%
Chobani LLC/Chobani Finance Corp., Inc. (1)	7.50	04/15/25	50,000	48,270
H-Food Holdings LLC/Hearthside Finance Co., Inc. (1)	8.50	06/01/26	25,000	16,628
Sigma Holdco BV (1)	7.88	05/15/26	35,000	21,085
TreeHouse Foods, Inc.	4.00	09/01/28	35,000	30,504
				116,487
FOOD SERVICE – 0.6%
TKC Holdings, Inc. (1)	10.50	05/15/29	65,000	57,840

HEALTHCARE-SERVICES – 5.1%
AHP Health Partners, Inc. (1)	5.75	07/15/29	20,000	14,888
Air Methods Corp. (1)	8.00	05/15/25	40,000	26,713
Cano Health LLC (1)	6.25	10/01/28	20,000	17,955
CHS/Community Health Systems, Inc. (1)	6.13	04/01/30	105,000	56,418
CHS/Community Health Systems, Inc. (1)	6.88	04/01/28	60,000	33,441
CHS/Community Health Systems, Inc. (1)	6.88	04/15/29	125,000	69,714
Hadrian Merger Sub, Inc. (1)	8.50	05/01/26	30,000	28,552

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.1% (Continued)
LifePoint Health, Inc. (1)	5.38	01/15/29	$25,000	$19,351
Radiology Partners, Inc. (1)	9.25	02/01/28	60,000	44,283
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (1)	9.75	12/01/26	130,000	122,619
Surgery Center Holdings, Inc. (1)	10.00	04/15/27	60,000	61,229
US Renal Care, Inc. (1)	10.63	07/15/27	40,000	18,700
				513,863
HOME BUILDERS – 0.5%
K Hovnanian Enterprises, Inc. (1)	10.50	02/15/26	50,000	49,540

HOUSEHOLD PRODUCTS/WARES – 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (1)	7.00	12/31/27	35,000	26,609

HOUSEWARES – 0.4%
SWF Escrow Issuer Corp. (1)	6.50	10/01/29	50,000	35,618

INSURANCE – 6.4%
Acrisure LLC/Acrisure Finance, Inc. (1)	6.00	08/01/29	50,000	41,821
Acrisure LLC/Acrisure Finance, Inc. (1)	7.00	11/15/25	60,000	57,660
Acrisure LLC/Acrisure Finance, Inc. (1)	10.13	08/01/26	30,000	30,483
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer (1)	5.88	11/01/29	60,000	52,356
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer (1)	6.75	10/15/27	90,000	85,633
AssuredPartners, Inc. (1)	5.63	01/15/29	55,000	49,023
AssuredPartners, Inc. (1)	7.00	08/15/25	30,000	29,598
BroadStreet Partners, Inc. (1)	5.88	04/15/29	50,000	42,834
GTCR AP Finance, Inc. (1)	8.00	05/15/27	30,000	29,537
HUB International Ltd. (1)	5.63	12/01/29	50,000	44,362
HUB International Ltd. (1)	7.00	05/01/26	115,000	113,691
USI, Inc./NY (1)	6.88	05/01/25	65,000	63,498
				640,496
INTERNET – 1.3%
Arches Buyer, Inc. (1)	6.13	12/01/28	50,000	41,123
Endurance International Group Holdings, Inc. (1)	6.00	02/15/29	50,000	36,651
Getty Images, Inc. (1)	9.75	03/01/27	20,000	19,004
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. (1)	6.00	02/15/28	10,000	7,704
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. (1)	10.75	06/01/28	25,000	22,379
				126,861
LEISURE TIME – 3.9%
Constellation Merger Sub, Inc. (1)	8.50	09/15/25	25,000	22,039
Life Time, Inc. (1)	8.00	04/15/26	30,000	28,354
MajorDrive Holdings IV LLC (1)	6.38	06/01/29	40,000	30,253

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 3.9% (Continued)
NCL Corp. Ltd. (1)	3.63	12/15/24	$65,000	$56,083
NCL Corp. Ltd. (1)	5.88	03/15/26	100,000	81,841
NCL Corp. Ltd. (1)	7.75	02/15/29	75,000	60,302
Viking Cruises Ltd. (1)	5.88	09/15/27	75,000	61,232
Viking Cruises Ltd. (1)	6.25	05/15/25	25,000	22,441
Viking Cruises Ltd. (1)	7.00	02/15/29	40,000	32,404
				394,949
LODGING – 0.2%
Full House Resorts, Inc. (1)	8.25	02/15/28	25,000	20,413

MACHINERY-DIVERSIFIED – 1.8%
Granite US Holdings Corp. (1)	11.00	10/01/27	35,000	32,639
OT Merger Corp. (1)	7.88	10/15/29	25,000	17,559
SPX FLOW, Inc. (1)	8.75	04/01/30	50,000	41,441
Titan Acquisition Ltd./Titan Co.-Borrower LLC (1)	7.75	04/15/26	45,000	40,390
TK Elevator Holdco GmbH (1)	7.63	07/15/28	25,000	22,691
Welbilt, Inc.	9.50	02/15/24	25,000	25,022
				179,742
MEDIA – 3.2%
Audacy Capital Corp. (1)	6.50	05/01/27	30,000	14,927
Audacy Capital Corp. (1)	6.75	03/31/29	50,000	24,243
Cengage Learning, Inc. (1)	9.50	06/15/24	40,000	37,933
Diamond Sports Group LLC/Diamond Sports Finance Co. (1)	5.38	08/15/26	245,000	54,206
iHeartCommunications, Inc.	8.38	05/01/27	100,000	90,595
McGraw-Hill Education, Inc. (1)	8.00	08/01/29	45,000	37,905
Radiate Holdco LLC/Radiate Finance, Inc. (1)	6.50	09/15/28	80,000	63,671
				323,480
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	40,000	32,003

OIL & GAS – 4.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. (1)	8.13	01/15/27	35,000	30,232
Calumet Specialty Products Partners LP/Calumet Finance Corp. (1)	11.00	04/15/25	40,000	39,225
Ensign Drilling, Inc. (1)	9.25	04/15/24	35,000	32,625
Global Marine, Inc.	7.00	06/01/28	25,000	11,976
Nabors Industries Ltd. (1)	7.25	01/15/26	70,000	63,735
Nabors Industries, Inc.	5.75	02/01/25	50,000	45,920
Transocean Guardian Ltd. (1)	5.88	01/15/24	21,712	20,796
Transocean, Inc. (1)	7.25	11/01/25	25,000	18,064
Transocean, Inc. (1)	7.50	01/15/26	30,000	20,495
Transocean, Inc. (1)	8.00	02/01/27	60,000	40,373

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 4.1% (Continued)
Transocean, Inc. (1)	11.50	01/30/27	$50,000	$47,515
W&T Offshore, Inc. (1)	9.75	11/01/23	40,000	38,705
				409,661
PACKAGING & CONTAINERS – 5.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	5.25	08/15/27	50,000	38,184
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	5.25	08/15/27	75,000	57,276
Clydesdale Acquisition Holdings, Inc. (1)	8.75	04/15/30	90,000	86,062
Graham Packaging Co., Inc. (1)	7.13	08/15/28	50,000	42,174
LABL, Inc. (1)	8.25	11/01/29	30,000	25,406
LABL, Inc. (1)	10.50	07/15/27	75,000	71,440
Mauser Packaging Solutions Holding Co. (1)	7.25	04/15/25	90,000	82,779
Pactiv LLC	7.95	12/15/25	15,000	13,387
Trident TPI Holdings, Inc. (1)	9.25	08/01/24	65,000	59,966
Trivium Packaging Finance BV (1)	8.50	08/15/27	40,000	38,306
				514,980
PHARMACEUTICALS – 2.2%
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. (1)	6.13	04/01/29	75,000	60,392
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (1)	10.00	06/15/29	30,000	18,450
Par Pharmaceutical, Inc. (1)	7.50	04/01/27	170,000	137,452
				216,294
PIPELINES – 0.9%
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	50,000	39,368
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	11/01/23	30,000	28,118
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.75	04/15/25	25,000	19,691
				87,177
REAL ESTATE – 0.8%
WeWork Cos LLC/WW Co.-Obligor, Inc. (1)	5.00	07/10/25	40,000	27,557
WeWork Cos, Inc. (1)	7.88	05/01/25	65,000	49,099
				76,656
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.0%
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	6.00	01/15/30	60,000	42,991
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	6.50	02/15/29	75,000	57,913
				100,904
RETAIL – 9.2%
At Home Group, Inc. (1)	7.13	07/15/29	35,000	23,392
Carrols Restaurant Group, Inc. (1)	5.88	07/01/29	25,000	17,997
Carvana Co. (1)	5.50	04/15/27	50,000	33,127
Carvana Co. (1)	5.63	10/01/25	30,000	23,005
Carvana Co. (1)	5.88	10/01/28	25,000	15,911
Carvana Co. (1)	10.25	05/01/30	155,000	127,851

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 9.2% (Continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (1)	6.75	01/15/30	$110,000	$90,197
Foundation Building Materials, Inc. (1)	6.00	03/01/29	40,000	30,819
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. (1)	7.00	08/15/28	25,000	16,242
LBM Acquisition LLC (1)	6.25	01/15/29	70,000	53,020
Michaels Cos, Inc. (1)	7.88	05/01/29	105,000	72,185
NMG Holding Co., Inc./Neiman Marcus Group LLC (1)	7.13	04/01/26	100,000	97,967
Park River Holdings, Inc. (1)	5.63	02/01/29	35,000	22,702
Park River Holdings, Inc. (1)	6.75	08/01/29	25,000	17,086
PetSmart, Inc./PetSmart Finance Corp. (1)	7.75	02/15/29	85,000	82,034
SRS Distribution, Inc. (1)	6.00	12/01/29	85,000	73,723
Staples, Inc. (1)	10.75	04/15/27	90,000	67,134
White Capital Buyer LLC (1)	6.88	10/15/28	65,000	55,077
				919,469
SOFTWARE – 4.8%
Boxer Parent Co., Inc. (1)	9.13	03/01/26	25,000	23,944
CDK Global, Inc.	4.88	06/01/27	40,000	40,053
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (1)	5.75	03/01/25	86,000	85,685
Clarivate Science Holdings Corp. (1)	4.88	07/01/29	75,000	66,526
Minerva Merger Sub, Inc. (1)	6.50	02/15/30	190,000	172,187
Rackspace Technology Global, Inc. (1)	5.38	12/01/28	55,000	40,554
Rocket Software, Inc. (1)	6.50	02/15/29	55,000	39,799
Skillz, Inc. (1)	10.25	12/15/26	25,000	15,390
				484,138
TELECOMMUNICATIONS – 5.6%
Altice France Holding SA (1)	6.00	02/15/28	135,000	104,589
Altice France Holding SA (1)	10.50	05/15/27	100,000	94,741
CommScope Technologies LLC (1)	5.00	03/15/27	40,000	32,992
CommScope Technologies LLC (1)	6.00	06/15/25	65,000	60,199
CommScope, Inc. (1)	7.13	07/01/28	60,000	49,800
CommScope, Inc. (1)	8.25	03/01/27	75,000	65,449
DKT Finance ApS (1)	9.38	06/17/23	30,000	28,793
Intrado Corp. (1)	8.50	10/15/25	60,000	52,733
Telesat Canada/Telesat LLC (1)	6.50	10/15/27	35,000	14,610
Zayo Group Holdings, Inc. (1)	6.13	03/01/28	75,000	58,322
				562,228
TEXTILES – 0.4%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (1)	7.50	05/01/25	55,000	39,053

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.6%
Carriage Purchaser, Inc. (1)	7.88	10/15/29	$35,000	$24,464
Watco Cos LLC/Watco Finance Corp. (1)	6.50	06/15/27	35,000	33,555
				58,019
TOTAL CORPORATE BONDS (Cost - $9,738,644)				9,660,627

SHORT TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
BBVA, Madrid	1.68	08/01/22	103,858	103,858
TOTAL SHORT TERM INVESTMENTS (Cost - $103,858)

TOTAL INVESTMENTS – 97.6% (Cost - $9,842,502)				$9,764,485
OTHER ASSETS LESS LIABILITIES – 2.4%				234,777
NET ASSETS – 100.0%				$9,999,262

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2022, amounts to $9,169,161 and represented 91.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$9,660,627	$–	$9,660,627
Time Deposits	–	103,858	–	103,858
Total Investments	$–	$9,764,485	$–	$9,764,485

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 19.8%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands	4.38	10/14/25	$200,000	$198,446
Banco Nacional de Panama	2.50	08/11/30	425,000	338,938
				537,384
CHEMICALS – 0.6%
CNAC HK Finbridge Co. Ltd.	3.00	09/22/30	200,000	174,584
CNAC HK Finbridge Co. Ltd.	3.38	06/19/24	275,000	271,524
CNAC HK Finbridge Co. Ltd.	4.13	07/19/27	200,000	195,750
CNAC HK Finbridge Co. Ltd.	4.63	03/14/23	225,000	226,542
CNAC HK Finbridge Co. Ltd.	5.13	03/14/28	300,000	303,056
				1,171,456
COMMERCIAL SERVICES – 0.3%
DP World Crescent Ltd.	3.88	07/18/29	400,000	380,325
DP World Crescent Ltd.	3.91	05/31/23	250,000	249,891
				630,216
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Power Sector Assets & Liabilities Management Corp.	7.39	12/02/24	425,000	452,625

ELECTRIC – 2.0%
Comision Federal de Electricidad	4.69	05/15/29	200,000	185,225
Eskom Holdings SOC Ltd.	6.35	08/10/28	450,000	429,117
Eskom Holdings SOC Ltd.	6.75	08/06/23	450,000	446,428
Eskom Holdings SOC Ltd.	7.13	02/11/25	550,000	512,875
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13	05/15/27	275,000	268,261
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.45	05/21/28	200,000	204,605
SPIC MTN Co. Ltd.	1.63	07/27/25	225,000	210,380
State Grid Overseas Investment 2013 Ltd.	3.13	05/22/23	225,000	224,973
State Grid Overseas Investment 2014 Ltd.	4.13	05/07/24	275,000	278,471
State Grid Overseas Investment BVI Ltd.	1.63	08/05/30	225,000	193,511
State Grid Overseas Investment BVI Ltd.	3.50	05/04/27	400,000	401,260
Three Gorges Finance I Cayman Islands Ltd.	3.15	06/02/26	225,000	223,994
				3,579,100
INVESTMENT COMPANIES – 0.5%
MDGH GMTN RSC Ltd.	2.50	05/21/26	275,000	264,653
MDGH GMTN RSC Ltd.	2.88	11/07/29	250,000	232,235
MDGH GMTN RSC Ltd.	2.88	05/21/30	200,000	185,600
MDGH GMTN RSC Ltd.	3.38	03/28/32	200,000	189,350
				871,838
MINING – 0.8%
Corp. Nacional del Cobre de Chile	3.00	09/30/29	325,000	298,885
Corp. Nacional del Cobre de Chile	3.15	01/14/30	300,000	277,083

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 0.8% (Continued)
Corp. Nacional del Cobre de Chile	3.63	08/01/27	$400,000	$390,458
Indonesia Asahan Aluminium Persero PT	4.75	05/15/25	200,000	201,500
Indonesia Asahan Aluminium Persero PT	5.45	05/15/30	200,000	190,725
				1,358,651
OIL & GAS – 7.2%
CNOOC Curtis Funding No 1 Pty Ltd.	4.50	10/03/23	250,000	253,460
KazMunayGas National Co. JSC	4.75	04/19/27	575,000	514,553
KazMunayGas National Co. JSC	5.38	04/24/30	750,000	688,500
Oil & Gas Holding Co. BSCC	7.50	10/25/27	475,000	467,816
Pertamina Persero PT	1.40	02/09/26	200,000	180,000
Pertamina Persero PT	4.30	05/20/23	300,000	300,930
Petroleos del Peru SA	4.75	06/19/32	400,000	315,950
Petroleos Mexicanos	4.50	01/23/26	175,000	158,725
Petroleos Mexicanos	5.35	02/12/28	325,000	272,106
Petroleos Mexicanos	5.95	01/28/31	625,000	485,156
Petroleos Mexicanos	6.49	01/23/27	250,000	227,000
Petroleos Mexicanos	6.50	03/13/27	650,000	589,241
Petroleos Mexicanos	6.50	01/23/29	200,000	170,772
Petroleos Mexicanos	6.70	02/16/32	1,125,000	901,125
Petroleos Mexicanos	6.84	01/23/30	400,000	338,456
Petroleos Mexicanos	6.88	08/04/26	450,000	429,930
Petroleos Mexicanos	8.75	06/02/29	300,000	282,290
Petronas Capital Ltd.	2.48	01/28/32	700,000	623,168
Petronas Capital Ltd.	3.50	03/18/25	850,000	848,360
Petronas Capital Ltd.	3.50	04/21/30	1,200,000	1,182,547
Qatar Energy	1.38	09/12/26	400,000	371,000
Qatar Energy	2.25	07/12/31	900,000	807,750
Sinopec Group Overseas Development 2013 Ltd.	4.38	10/17/23	275,000	279,005
Sinopec Group Overseas Development 2014 Ltd.	4.38	04/10/24	300,000	305,335
Sinopec Group Overseas Development 2015 Ltd.	3.25	04/28/25	275,000	272,987
Sinopec Group Overseas Development 2017 Ltd.	3.63	04/12/27	250,000	252,529
Sinopec Group Overseas Development 2018 Ltd.	1.45	01/08/26	250,000	234,769
Sinopec Group Overseas Development 2018 Ltd.	2.30	01/08/31	225,000	201,750
Sinopec Group Overseas Development 2018 Ltd.	2.70	05/13/30	275,000	255,629
Sinopec Group Overseas Development 2018 Ltd.	2.95	11/12/29	250,000	237,635
State Oil Co. of the Azerbaijan Republic	4.75	03/13/23	600,000	599,362
				13,047,836
PIPELINES – 0.7%
Southern Gas Corridor CJSC	6.88	03/24/26	1,150,000	1,207,356

SOVEREIGN – 7.0%
1MDB Global Investments Ltd.	4.40	03/09/23	1,600,000	1,540,800

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOVEREIGN – 7.0% (Continued)
CBB International Sukuk Co. 5 SPC	5.62	02/12/24	$475,000	$480,136
CBB International Sukuk Co. 7 SPC	6.88	10/05/25	475,000	497,800
CBB International Sukuk Programme Co. WLL	3.88	05/18/29	475,000	414,972
CBB International Sukuk Programme Co. WLL	3.95	09/16/27	475,000	445,012
CBB International Sukuk Programme Co. WLL	4.50	03/30/27	475,000	457,870
CBB International Sukuk Programme Co. WLL	6.25	11/14/24	450,000	460,491
KSA Sukuk Ltd.	2.25	05/17/31	450,000	408,938
KSA Sukuk Ltd.	2.97	10/29/29	575,000	557,031
KSA Sukuk Ltd.	3.63	04/20/27	1,000,000	1,020,000
KSA Sukuk Ltd.	4.30	01/19/29	450,000	471,937
Malaysia Sovereign Sukuk Bhd	3.04	04/22/25	550,000	544,610
Malaysia Sukuk Global Bhd	3.18	04/27/26	550,000	552,426
Pakistan Global Sukuk Programme Co. Ltd.	7.95	01/31/29	575,000	416,084
Perusahaan Penerbit SBSN Indonesia III	1.50	06/09/26	250,000	229,531
Perusahaan Penerbit SBSN Indonesia III	2.55	06/09/31	250,000	223,437
Perusahaan Penerbit SBSN Indonesia III	3.75	03/01/23	300,000	300,773
Perusahaan Penerbit SBSN Indonesia III	4.15	03/29/27	350,000	353,418
Perusahaan Penerbit SBSN Indonesia III	4.33	05/28/25	350,000	356,152
Perusahaan Penerbit SBSN Indonesia III	4.35	09/10/24	275,000	278,803
Perusahaan Penerbit SBSN Indonesia III	4.40	06/06/27	325,000	332,719
Perusahaan Penerbit SBSN Indonesia III	4.40	03/01/28	325,000	331,830
Perusahaan Penerbit SBSN Indonesia III	4.45	02/20/29	350,000	357,574
Perusahaan Penerbit SBSN Indonesia III	4.55	03/29/26	300,000	307,617
Perusahaan Penerbit SBSN Indonesia III	4.70	06/06/32	300,000	310,875
RAK Capital	3.09	03/31/25	200,000	197,287
Sharjah Sukuk Program Ltd.	2.94	06/10/27	225,000	206,237
Sharjah Sukuk Program Ltd.	3.23	10/23/29	200,000	176,975
Sharjah Sukuk Program Ltd.	3.85	04/03/26	200,000	194,287
Sharjah Sukuk Program Ltd.	4.23	03/14/28	250,000	238,719
				12,664,341
TRANSPORTATION – 0.1%
Pelabuhan Indonesia Persero PT	4.25	05/05/25	200,000	197,625
TOTAL CORPORATE BONDS (Cost - $35,023,550)				35,718,428

GOVERNMENT AGENCIES AND OBLIGATIONS – 77.9%
GOVERNMENT AGENCIES – 1.8%
Banco Nacional de Desenvolvimento Economico e Social	5.75	09/26/23	375,000	382,219
China Development Bank	1.00	10/27/25	225,000	209,379
Export-Import Bank of China	2.88	04/26/26	200,000	199,403
Export-Import Bank of China	3.63	07/31/24	275,000	277,339
Export-Import Bank of India	2.25	01/13/31	600,000	488,640
Export-Import Bank of India	3.25	01/15/30	600,000	540,561

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT AGENCIES – 1.8% (Continued)
Export-Import Bank of India	3.38	08/05/26	$600,000	$581,175
Export-Import Bank of India	3.88	02/01/28	575,000	563,629
				3,242,345
GOVERNMENT OBLIGATIONS – 76.1%
Abu Dhabi Government International Bond	0.75	09/02/23	400,000	388,700
Abu Dhabi Government International Bond	1.63	06/02/28	400,000	365,200
Abu Dhabi Government International Bond	1.70	03/02/31	300,000	263,681
Abu Dhabi Government International Bond	1.88	09/15/31	350,000	312,222
Abu Dhabi Government International Bond	2.13	09/30/24	625,000	610,664
Abu Dhabi Government International Bond	2.50	04/16/25	600,000	590,738
Abu Dhabi Government International Bond	2.50	09/30/29	600,000	569,175
Abu Dhabi Government International Bond	3.13	05/03/26	500,000	499,938
Abu Dhabi Government International Bond	3.13	10/11/27	800,000	800,650
Abu Dhabi Government International Bond	3.13	04/16/30	625,000	616,328
Angolan Government International Bond	8.00	11/26/29	1,050,000	845,250
Angolan Government International Bond	8.25	05/09/28	1,000,000	841,250
Angolan Government International Bond	8.75	04/14/32	1,000,000	810,000
Argentine Republic Government International Bond	0.50	07/09/30	4,500,000	1,082,250
Bahrain Government International Bond	5.63	09/30/31	475,000	411,558
Bahrain Government International Bond	6.13	08/01/23	700,000	704,506
Bahrain Government International Bond	6.75	09/20/29	600,000	585,862
Bahrain Government International Bond	7.00	01/26/26	525,000	542,313
Bahrain Government International Bond	7.00	10/12/28	750,000	751,781
Bahrain Government International Bond	7.38	05/14/30	475,000	471,675
Bolivian Government International Bond	4.50	03/20/28	600,000	487,397
Brazilian Government International Bond	2.88	06/06/25	600,000	578,100
Brazilian Government International Bond	3.75	09/12/31	500,000	440,375
Brazilian Government International Bond	3.88	06/12/30	1,200,000	1,081,908
Brazilian Government International Bond	4.25	01/07/25	1,450,000	1,458,428
Brazilian Government International Bond	4.50	05/30/29	700,000	663,749
Brazilian Government International Bond	4.63	01/13/28	1,000,000	977,915
Brazilian Government International Bond	6.00	04/07/26	750,000	798,772
Chile Government International Bond	2.45	01/31/31	525,000	465,973
Chile Government International Bond	2.55	01/27/32	425,000	376,441
Chile Government International Bond	2.75	01/31/27	425,000	405,875
Chile Government International Bond	3.24	02/06/28	575,000	556,216
China Government International Bond	0.40	10/21/23	250,000	242,919
China Government International Bond	0.55	10/21/25	350,000	324,828
China Government International Bond	0.75	10/26/24	250,000	237,918
China Government International Bond	1.20	10/21/30	350,000	310,405
China Government International Bond	1.25	10/26/26	300,000	282,915
China Government International Bond	1.75	10/26/31	250,000	228,928

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 76.1% (Continued)
China Government International Bond	1.95	12/03/24	$350,000	$341,597
China Government International Bond	2.13	12/03/29	375,000	359,597
China Government International Bond	2.63	11/02/27	250,000	247,097
China Government International Bond	3.25	10/19/23	250,000	251,207
Colombia Government International Bond	2.63	03/15/23	350,000	347,025
Colombia Government International Bond	3.00	01/30/30	575,000	464,994
Colombia Government International Bond	3.13	04/15/31	950,000	752,865
Colombia Government International Bond	3.25	04/22/32	750,000	585,375
Colombia Government International Bond	3.88	04/25/27	725,000	664,745
Colombia Government International Bond	4.00	02/26/24	600,000	590,175
Colombia Government International Bond	4.50	01/28/26	550,000	528,520
Colombia Government International Bond	4.50	03/15/29	750,000	680,871
Colombia Government International Bond	8.13	05/21/24	375,000	394,894
Costa Rica Government International Bond	6.13	02/19/31	700,000	675,483
Croatia Government International Bond	5.50	04/04/23	900,000	910,856
Croatia Government International Bond	6.00	01/26/24	1,000,000	1,033,000
Dominican Republic International Bond	4.50	01/30/30	900,000	776,531
Dominican Republic International Bond	5.50	01/27/25	550,000	550,103
Dominican Republic International Bond	5.50	02/22/29	850,000	789,769
Dominican Republic International Bond	5.95	01/25/27	775,000	766,669
Dominican Republic International Bond	6.00	07/19/28	600,000	579,657
Dominican Republic International Bond	6.88	01/29/26	700,000	724,719
Ecuador Government International Bond ZCP	0.00	07/31/30	600,000	256,049
Ecuador Government International Bond	5.50	07/31/30	2,125,000	1,264,370
Egypt Government International Bond	5.58	02/21/23	250,000	245,312
Egypt Government International Bond	5.75	05/29/24	550,000	469,563
Egypt Government International Bond	5.80	09/30/27	450,000	304,875
Egypt Government International Bond	5.88	06/11/25	625,000	500,000
Egypt Government International Bond	5.88	02/16/31	625,000	389,063
Egypt Government International Bond	6.59	02/21/28	500,000	348,750
Egypt Government International Bond	7.05	01/15/32	400,000	254,000
Egypt Government International Bond	7.50	01/31/27	825,000	606,375
Egypt Government International Bond	7.60	03/01/29	725,000	505,688
Egypt Government International Bond	7.63	05/29/32	725,000	460,375
Ethiopia International Bond	6.63	12/11/24	550,000	288,750
Gabon Government International Bond	6.63	02/06/31	575,000	409,965
Ghana Government International Bond	6.38	02/11/27	725,000	377,000
Ghana Government International Bond	7.63	05/16/29	550,000	260,562
Ghana Government International Bond	7.75	04/07/29	575,000	271,222
Ghana Government International Bond	8.13	01/18/26	575,000	383,741
Ghana Government International Bond	8.13	03/26/32	750,000	339,375

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 76.1% (Continued)
Ghana Government International Bond	10.75	10/14/30	$600,000	$486,000
Hazine Mustesarligi Varlik Kiralama AS	4.49	11/25/24	225,000	209,433
Hazine Mustesarligi Varlik Kiralama AS	5.00	04/06/23	250,000	245,516
Hazine Mustesarligi Varlik Kiralama AS	5.13	06/22/26	525,000	474,731
Hazine Mustesarligi Varlik Kiralama AS	7.25	02/24/27	650,000	624,325
Hungary Government International Bond	2.13	09/22/31	1,300,000	1,079,244
Hungary Government International Bond	5.25	06/16/29	1,050,000	1,070,717
Hungary Government International Bond	5.38	03/25/24	950,000	972,741
Hungary Government International Bond	5.75	11/22/23	650,000	669,012
Indonesia Government International Bond	1.85	03/12/31	250,000	213,281
Indonesia Government International Bond	2.15	07/28/31	200,000	174,625
Indonesia Government International Bond	2.85	02/14/30	250,000	232,207
Indonesia Government International Bond	3.38	04/15/23	200,000	200,375
Indonesia Government International Bond	3.50	01/11/28	225,000	221,994
Indonesia Government International Bond	3.55	03/31/32	200,000	195,625
Indonesia Government International Bond	3.85	07/18/27	200,000	200,890
Indonesia Government International Bond	3.85	10/15/30	275,000	271,584
Indonesia Government International Bond	4.10	04/24/28	200,000	202,953
Indonesia Government International Bond	4.13	01/15/25	350,000	353,199
Indonesia Government International Bond	4.35	01/08/27	250,000	255,566
Indonesia Government International Bond	4.75	01/08/26	400,000	410,031
Indonesia Government International Bond	4.75	02/11/29	225,000	235,828
Indonesia Government International Bond	5.88	01/15/24	325,000	335,791
Iraq International Bond	5.80	01/15/28	601,563	519,900
Iraq International Bond	6.75	03/09/23	600,000	583,612
Ivory Coast Government International Bond	6.13	06/15/33	750,000	615,141
Jamaica Government International Bond	6.75	04/28/28	850,000	893,502
Jordan Government International Bond	5.75	01/31/27	600,000	548,175
Jordan Government International Bond	5.85	07/07/30	700,000	593,163
Jordan Government International Bond	6.13	01/29/26	600,000	571,050
Kazakhstan Government International Bond	3.88	10/14/24	900,000	916,875
Kazakhstan Government International Bond	5.13	07/21/25	1,450,000	1,518,694
Kuwait International Government Bond	3.50	03/20/27	2,650,000	2,678,637
Lebanon Government International Bond (1)	6.00	01/27/23	600,000	39,675
Lebanon Government International Bond (1)	6.10	10/04/22	1,700,000	112,412
Lebanon Government International Bond (1)	6.65	02/26/30	1,200,000	81,651
Lebanon Government International Bond (1)	6.85	03/23/27	1,100,000	74,800
Lebanon Government International Bond (1)	8.25	04/12/21	200,000	13,225
Mexico Government International Bond	2.66	05/24/31	550,000	472,037
Mexico Government International Bond	3.25	04/16/30	375,000	342,141
Mexico Government International Bond	3.60	01/30/25	300,000	300,150
Mexico Government International Bond	3.75	01/11/28	325,000	319,312

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 76.1% (Continued)
Mexico Government International Bond	4.13	01/21/26	$325,000	$329,062
Mexico Government International Bond	4.15	03/28/27	400,000	402,800
Mexico Government International Bond	4.50	04/22/29	500,000	500,500
Mexico Government International Bond	4.75	04/27/32	400,000	399,600
Mexico Government International Bond	8.30	08/15/31	200,000	257,058
Nigeria Government International Bond	6.13	09/28/28	725,000	520,617
Nigeria Government International Bond	6.50	11/28/27	875,000	668,281
Nigeria Government International Bond	7.14	02/23/30	750,000	541,875
Nigeria Government International Bond	7.63	11/21/25	650,000	578,500
Nigeria Government International Bond	7.88	02/16/32	850,000	599,250
Nigeria Government International Bond	8.38	03/24/29	725,000	564,594
Nigeria Government International Bond	8.75	01/21/31	600,000	455,250
Oman Government International Bond	4.75	06/15/26	1,075,000	1,054,844
Oman Government International Bond	4.88	02/01/25	550,000	547,250
Oman Government International Bond	5.38	03/08/27	900,000	891,000
Oman Government International Bond	5.63	01/17/28	1,075,000	1,075,000
Oman Government International Bond	6.00	08/01/29	975,000	975,000
Oman Government International Bond	6.25	01/25/31	750,000	749,063
Oman Government International Bond	6.75	10/28/27	625,000	653,125
Oman Sovereign Sukuk Co.	4.40	06/01/24	875,000	866,250
Oman Sovereign Sukuk Co.	4.88	06/15/30	800,000	781,000
Oman Sovereign Sukuk Co.	5.93	10/31/25	650,000	666,250
Pakistan Government International Bond	6.00	04/08/26	775,000	414,625
Pakistan Government International Bond	6.88	12/05/27	875,000	454,891
Pakistan Government International Bond	7.38	04/08/31	825,000	415,594
Pakistan Government International Bond	8.25	04/15/24	575,000	343,966
Panama Government International Bond	3.16	01/23/30	625,000	567,319
Panama Government International Bond	3.75	03/16/25	500,000	498,020
Panama Government International Bond	3.88	03/17/28	550,000	534,612
Paraguay Government International Bond	4.95	04/28/31	600,000	598,800
Peruvian Government International Bond	2.39	01/23/26	425,000	403,502
Peruvian Government International Bond	2.78	01/23/31	1,600,000	1,414,024
Peruvian Government International Bond	4.13	08/25/27	400,000	402,529
Peruvian Government International Bond	7.35	07/21/25	650,000	708,441
Philippine Government International Bond	1.65	06/10/31	450,000	382,500
Philippine Government International Bond	2.46	05/05/30	375,000	344,531
Philippine Government International Bond	3.00	02/01/28	750,000	732,656
Philippine Government International Bond	3.75	01/14/29	550,000	558,594
Philippine Government International Bond	4.20	01/21/24	550,000	557,219
Philippine Government International Bond	5.50	03/30/26	375,000	398,906
Philippine Government International Bond	6.38	01/15/32	375,000	432,187

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 76.1% (Continued)
Philippine Government International Bond	7.75	01/14/31	$650,000	$812,094
Philippine Government International Bond	9.50	02/02/30	750,000	999,844
Philippine Government International Bond	10.63	03/16/25	550,000	648,312
Qatar Government International Bond	3.25	06/02/26	950,000	952,969
Qatar Government International Bond	3.38	03/14/24	525,000	525,131
Qatar Government International Bond	3.40	04/16/25	525,000	527,625
Qatar Government International Bond	3.75	04/16/30	800,000	820,800
Qatar Government International Bond	3.88	04/23/23	775,000	777,712
Qatar Government International Bond	4.00	03/14/29	1,050,000	1,094,625
Qatar Government International Bond	4.50	04/23/28	775,000	824,406
Qatar Government International Bond	9.75	06/15/30	350,000	500,500
Republic of Azerbaijan International Bond	3.50	09/01/32	650,000	558,716
Republic of Azerbaijan International Bond	4.75	03/18/24	725,000	728,308
Republic of Kenya Government International Bond	6.88	06/24/24	1,150,000	1,003,375
Republic of Kenya Government International Bond	7.25	02/28/28	600,000	435,750
Republic of Kenya Government International Bond	8.00	05/22/32	700,000	496,125
Republic of Poland Government International Bond	3.00	03/17/23	1,150,000	1,150,575
Republic of Poland Government International Bond	3.25	04/06/26	1,050,000	1,048,884
Republic of Poland Government International Bond	4.00	01/22/24	1,150,000	1,159,919
Republic of South Africa Government International Bond	4.30	10/12/28	900,000	825,075
Republic of South Africa Government International Bond	4.67	01/17/24	675,000	675,548
Republic of South Africa Government International Bond	4.85	09/27/27	450,000	436,584
Republic of South Africa Government International Bond	4.85	09/30/29	900,000	825,637
Republic of South Africa Government International Bond	4.88	04/14/26	550,000	540,306
Republic of South Africa Government International Bond	5.88	09/16/25	900,000	919,294
Republic of South Africa Government International Bond	5.88	06/22/30	625,000	607,344
Republic of South Africa Government International Bond	5.88	04/20/32	625,000	581,250
Romanian Government International Bond	3.00	02/27/27	750,000	684,281
Romanian Government International Bond	3.00	02/14/31	750,000	617,484
Romanian Government International Bond	3.63	03/27/32	650,000	536,575
Romanian Government International Bond	4.38	08/22/23	750,000	753,656
Romanian Government International Bond	5.25	11/25/27	600,000	594,690
Saudi Government International Bond	2.50	02/03/27	275,000	267,781
Saudi Government International Bond	2.75	02/03/32	225,000	209,813
Saudi Government International Bond	2.88	03/04/23	675,000	673,650
Saudi Government International Bond	2.90	10/22/25	550,000	544,500
Saudi Government International Bond	3.25	10/26/26	1,200,000	1,201,500
Saudi Government International Bond	3.25	10/22/30	350,000	343,875
Saudi Government International Bond	3.63	03/04/28	1,150,000	1,164,375
Saudi Government International Bond	4.00	04/17/25	1,000,000	1,018,750
Saudi Government International Bond	4.38	04/16/29	875,000	920,938
Saudi Government International Bond	4.50	04/17/30	700,000	745,500

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 76.1% (Continued)
Senegal Government International Bond	6.25	05/23/33	$625,000	$500,508
Serbia International Bond	2.13	12/01/30	700,000	517,475
Sri Lanka Government International Bond	5.75	04/18/23	725,000	222,541
Sri Lanka Government International Bond	6.20	05/11/27	900,000	274,048
Sri Lanka Government International Bond	6.75	04/18/28	725,000	220,728
Sri Lanka Government International Bond	6.85	03/14/24	600,000	183,609
Sri Lanka Government International Bond	6.85	11/03/25	1,300,000	403,101
Sri Lanka Government International Bond	7.55	03/28/30	1,675,000	508,471
Trinidad & Tobago Government International Bond	4.50	08/04/26	600,000	581,326
Tunisian Republic International Bond	5.75	01/30/25	575,000	315,481
Turkey Government International Bond	3.25	03/23/23	300,000	293,119
Turkey Government International Bond	4.25	03/13/25	425,000	368,369
Turkey Government International Bond	4.25	04/14/26	325,000	266,459
Turkey Government International Bond	4.75	01/26/26	400,000	338,000
Turkey Government International Bond	4.88	10/09/26	650,000	533,122
Turkey Government International Bond	5.13	02/17/28	425,000	330,650
Turkey Government International Bond	5.25	03/13/30	425,000	307,806
Turkey Government International Bond	5.60	11/14/24	550,000	501,462
Turkey Government International Bond	5.75	03/22/24	525,000	494,255
Turkey Government International Bond	5.88	06/26/31	375,000	272,648
Turkey Government International Bond	5.95	01/15/31	500,000	369,156
Turkey Government International Bond	6.00	03/25/27	700,000	587,694
Turkey Government International Bond	6.13	10/24/28	600,000	478,641
Turkey Government International Bond	6.35	08/10/24	475,000	444,808
Turkey Government International Bond	6.38	10/14/25	550,000	494,587
Turkey Government International Bond	7.25	12/23/23	425,000	422,689
Turkey Government International Bond	7.38	02/05/25	700,000	659,275
Turkey Government International Bond	7.63	04/26/29	650,000	555,262
Turkey Government International Bond	8.60	09/24/27	425,000	397,375
Turkey Government International Bond	11.88	01/15/30	325,000	345,373
UAE Government International Bond	2.00	10/19/31	225,000	198,464
UAE Government International Bond	4.05	07/07/32	250,000	260,625
Ukraine Government International Bond	6.88	05/21/29	1,000,000	201,000
Ukraine Government International Bond	7.38	09/25/32	1,700,000	333,200
Ukraine Government International Bond	7.75	09/01/23	775,000	193,750
Ukraine Government International Bond	7.75	09/01/24	750,000	164,250
Ukraine Government International Bond	7.75	09/01/25	800,000	168,000
Ukraine Government International Bond	7.75	09/01/26	750,000	153,750
Ukraine Government International Bond	7.75	09/01/27	750,000	153,750
Ukraine Government International Bond	9.75	11/01/28	950,000	194,750

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 76.1% (Continued)
Uruguay Government International Bond	4.38	10/27/27	$900,000	$938,106
Uruguay Government International Bond	4.38	01/23/31	1,400,000	1,472,926
Uruguay Government International Bond	4.50	08/14/24	600,000	610,595
Vietnam Government International Bond	4.80	11/19/24	600,000	600,797
Zambia Government International Bond	8.50	04/14/24	600,000	349,500
Zambia Government International Bond	8.97	07/30/27	700,000	402,245
				137,040,314
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $139,583,898)				140,282,659

SHORT TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
Sumitomo Trust Bank, London	1.68	08/01/22	1,042,113	1,042,113
TOTAL SHORT TERM INVESTMENTS (Cost - $1,042,113)				1,042,113

TOTAL INVESTMENTS – 98.3% (Cost - $175,649,561)				$177,043,200
OTHER ASSETS LESS LIABILITIES – 1.7%				2,999,903
NET ASSETS – 100.0%				$180,043,103

ZCP	Indicates a zero coupon rate.
(1)	Default securities.

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of July 31, 2022:

Country	Percent of Net Assets
Angola	1.4%
Argentina	0.6%
Australia	0.1%
Azerbaijan	1.7%
Bahrain	3.7%
Bolivia	0.3%
Brazil	3.5%
British Virgin Islands	2.7%
Cayman Islands	2.4%
Chile	1.5%
China	2.0%
Colombia	2.8%
Costa Rica	0.4%
Croatia	1.1%

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

COUNTRY DIVERSIFICATION (Continued)

Country	Percent of Net Assets
Dominican Republic	2.3%
Ecuador	0.8%
Egypt	2.3%
Ethiopia	0.2%
Gabon	0.2%
Ghana	1.2%
Hong Kong	0.7%
Hungary	2.1%
India	1.2%
Indonesia	4.7%
Iraq	0.6%
Ivory Coast	0.3%
Jamaica	0.5%
Jordan	1.0%
Kazakhstan	2.0%
Kenya	1.1%
Kuwait	1.5%
Lebanon	0.2%
Malaysia	2.1%
Mexico	4.2%
Nigeria	2.2%
Oman	4.6%
Pakistan	1.1%
Panama	1.1%
Paraguay	0.3%
Peru	1.8%
Philippines	3.5%
Poland	1.9%
Qatar	4.0%
Romania	1.8%
Saudi Arabia	3.9%
Senegal	0.3%
Serbia	0.3%
South Africa	3.8%
Sri Lanka	1.0%
Trinidad And Tobago	0.3%
Tunisia	0.2%
Turkey	5.5%
United Arab Emirates	3.5%
Ukraine	0.9%
Uruguay	1.7%
Vietnam	0.3%
Zambia	0.4%
Other*	2.2%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2022:

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$35,718,428	$–	$35,718,428
Government Agencies and Obligations	–	140,282,659	–	140,282,659
Time Deposits	–	1,042,113	–	1,042,113
Total Investments	$–	$177,043,200	$–	$177,043,200